UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

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Date of fiscal year end: December 31

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Date of reporting period: January 1, 2012 through June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2012

LIFE SCIENCES SERIES
www.manning-napier.com

Life Sciences Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,178.10	$6.07
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.62

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Life Sciences Series

Portfolio Composition as of June 30, 2012

(unaudited)

Top Ten Stock Holdings[2]
Myriad Genetics, Inc.	5.6%	Abaxis, Inc.	3.8%
Oxford Nanopore Technologies Ltd. (United Kingdom)	5.1%	BioMerieux (France)	3.6%
Insulet Corp.	4.6%	Green Cross Corp. (South Korea)	3.5%
Allscripts Healthcare Solutions, Inc.	4.3%	Lonza Group AG (Switzerland)	3.3%
Strides Arcolab Ltd. (India)	4.2%	Optimer Pharmaceuticals, Inc.	3.1%
2As a percentage of total investments.

2

Life Sciences Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 92.4%

Health Care - 90.7%
Biotechnology - 10.8%
Genomic Health, Inc.*	111,871	$3,736,491
Myriad Genetics, Inc.*	531,000	12,621,870
Protalix BioTherapeutics, Inc.*	700,000	4,011,000
Seattle Genetics, Inc.*	174,204	4,423,040

		24,792,401

Health Care Equipment & Supplies - 27.8%
Abaxis, Inc.*	232,500	8,602,500
Alere, Inc.*[1,2]	122,000	2,371,680
Alere, Inc.	77,190	1,500,574
BioMerieux (France)[3]	97,796	8,053,430
DexCom, Inc.*	346,000	4,484,160
HeartWare International, Inc.*	57,000	5,061,600
Insulet Corp.*	491,040	10,493,525
MAKO Surgical Corp.*	215,000	5,506,150
Quidel Corp.*	431,810	6,770,781
Sirona Dental Systems, Inc.*	128,100	5,765,781
Thoratec Corp.*	148,000	4,969,840

		63,580,021

Health Care Providers & Services - 5.4%
Apollo Hospitals Enterprise Ltd. (India)[3]	406,000	4,488,651
China Cord Blood Corp. - ADR (Hong Kong)*	757,463	1,923,956
Sonic Healthcare Ltd. (Australia)[3]	447,340	5,850,790

		12,263,397

Health Care Technology - 11.2%
Allscripts Healthcare Solutions, Inc.*	882,000	9,640,260
Cerner Corp.*	53,200	4,397,512
Computer Programs & Systems, Inc.	104,000	5,950,880
Greenway Medical Technologies, Inc.*	346,500	5,651,415

		25,640,067

Life Sciences Tools & Services - 15.3%
Lonza Group AG (Switzerland)[3]	180,000	7,488,927
Luminex Corp.*	284,000	6,955,160
Oxford Nanopore Technologies Ltd. (United Kingdom)*[2,4,5]	45,464	11,666,654
QIAGEN N.V. - ADR (Netherlands)*	273,000	4,559,100
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	303,070	4,279,348

		34,949,189

Pharmaceuticals - 20.2%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	99,000	2,938,320
Glenmark Pharmaceuticals Ltd. (India)[3]	534,000	3,489,689

The accompanying notes are an integral part of the financial statements.

3

Life Sciences Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Green Cross Corp. (South Korea)[3]	60,500	$7,910,164
Lupin Ltd. (India)[3]	357,200	3,451,895
Optimer Pharmaceuticals, Inc.*	453,600	7,039,872
Ranbaxy Laboratories Ltd. (India)*[3]	331,414	2,939,909
Strides Arcolab Ltd. (India)[3]	715,750	9,574,972
Sun Pharmaceutical Industries Ltd. (India)[3]	317,800	3,643,254
UCB S.A. (Belgium)[3]	105,000	5,304,126

		46,292,201

Total Health Care		207,517,276

Industrials - 1.7%
Professional Services - 1.7%
Qualicorp S.A. (Brazil)*	445,000	3,852,900

TOTAL COMMON STOCKS
(Identified Cost $187,492,079)		211,370,176

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.09%,
(Identified Cost $15,265,637)	15,265,637	15,265,637

TOTAL INVESTMENTS - 99.1%
(Identified Cost $202,757,716)		226,635,813
OTHER ASSETS, LESS LIABILITIES - 0.9%		2,104,556

NET ASSETS - 100%		$228,740,369

ADR - American Depository Receipt

*Non-income producing security

1This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $14,038,334, or 6.1% of the Series’ net assets as of June 30, 2012 (see Note 2 to the financial statements).

3A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

4This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and on May 2, 2012 at a cost of $1,209,529 ($265.31 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

5Security has been valued at fair value as determined in good faith by the Advisor.

6Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

4

Life Sciences Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $202,757,716) (Note 2)	$226,635,813
Receivable for securities sold	2,858,831
Foreign tax reclaims receivable	127,405
Receivable for fund shares sold	99,318
Dividends receivable	21,413

TOTAL ASSETS	229,742,780

LIABILITIES:

Accrued foreign capital gains tax (Note 2)	535,246
Accrued management fees (Note 3)	181,466
Accrued fund accounting and administration fees (Note 3)	14,090
Accrued transfer agent fees (Note 3)	4,287
Accrued directors’ fees (Note 3)	1,466
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for fund shares repurchased	208,361
Other payables and accrued expenses	57,344

TOTAL LIABILITIES	1,002,411

TOTAL NET ASSETS	$228,740,369

NET ASSETS CONSIST OF:

Capital stock	$177,384
Additional paid-in-capital	193,433,644
Net investment loss	(679,819)
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	12,464,333
Net unrealized appreciation on investments (net of foreign capital gains tax of $535,246), foreign currency and translation of other assets and liabilities	23,344,827

TOTAL NET ASSETS	$228,740,369

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($228,740,369/17,738,379 shares)	$12.90

The accompanying notes are an integral part of the financial statements.

5

Life Sciences Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $54,777)	$544,042

EXPENSES:

Management fees (Note 3)	1,091,318
Fund accounting and administration fees (Note 3)	28,719
Transfer agent fees (Note 3)	9,171
Directors’ fees (Note 3)	3,003
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	43,893
Miscellaneous	46,513

Total Expenses	1,223,861

NET INVESTMENT LOSS	(679,819)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	9,609,191
Foreign currency and translation of other assets and liabilities	(108,222)

9,500,969

Net change in unrealized appreciation (depreciation) on- Investments (net of change in accrued foreign capital gains tax of ($495,927))	25,917,100
Foreign currency and translation of other assets and liabilities	(1,456)

25,915,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	35,416,613

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,736,794

The accompanying notes are an integral part of the financial statements.

6

Life Sciences Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(679,819)	$(1,512,051)
Net realized gain (loss) on investments and foreign currency	9,500,969	29,284,528
Net change in unrealized appreciation (depreciation) on investments and foreign currency	25,915,644	(51,286,173)

Net increase (decrease) from operations	34,736,794	(23,513,696)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(5,663,104)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(2,546,713)	(21,836,822)

Net increase (decrease) in net assets	32,190,081	(51,013,622)

NET ASSETS:

Beginning of period	196,550,288	247,563,910

End of period (including net investment loss of $679,819 and $0, respectively)	$228,740,369	$196,550,288

The accompanying notes are an integral part of the financial statements.

7

Life Sciences Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 6/30/12 (UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.95	$12.18	$10.61	$6.99	$11.54	$11.41

Income (loss) from investment operations:
Net investment loss	(0.04)[1]	(0.07)[1]	(0.04)[1]	(0.05)[1]	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.99	(0.84)	1.61	3.67	(4.38)	1.25

Total from investment operations	1.95	(0.91)	1.57	3.62	(4.44)	1.17

Less distributions to shareholders:
From net realized gain on investments	—	(0.32)	—	—	(0.11)	(1.04)

Net asset value - End of period	$12.90	$10.95	$12.18	$10.61	$6.99	$11.54

Net assets - End of period (000’s omitted)	$228,740	$196,550	$247,564	$272,944	$182,704	$299,669

Total return[2]	17.81%	(7.33%)	14.80%	51.79%	(38.77%)	10.62%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.12%[3]	1.11%	1.09%	1.11%	1.12%	1.12%
Net investment loss	(0.62%)[3]	(0.60%)	(0.41%)	(0.55%)	(0.65%)	(0.75%)
Portfolio turnover	45%	84%	67%	95%	94%	95%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.01%	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Life Sciences Series

Notes to Financial Statements

(unaudited)

1.	Organization

Life Sciences Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to advisory clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

9

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Health Care	$207,517,276	$133,654,815	$62,195,807	$11,666,654	**
Industrials	3,852,900	3,852,900	—	—
Mutual funds	15,265,637	15,265,637	—	—

Total assets	$226,635,813	$152,773,352	$62,195,807	$11,666,654

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2011 (market value)	$5,805,547
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,651,578
Purchases	1,209,529
Sales	—
Transfers in	—
Transfers out	—

Balance as of June 30, 2012 (market value)	$11,666,654

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**Amount represents the Series’ investment in Oxford Nanopore Technologies Ltd. (“Oxford”). Oxford was initially valued at transaction price, which is considered the best initial estimate of fair value. On April 10, 2012, the Fund adjusted its valuation of the fair value holding to 163.85 GBP per share (from 91.39 GBP per share) as a result of a subsequent round of financing of the investee company. Subsequently, the Series uses, or will use, other methodologies and significant inputs to determine fair value. Such methodologies and significant inputs include: subsequent rounds of financing for Oxford; recent transactions in similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

10

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2012.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 6/30/12	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity Securities	$11,666,654	Acquisition cost	Premium/	0%-0%
		adjusted for	Discount
		premiums or
		discounts

The significant unobservable inputs used in the fair value measurement of the Fund’s equity securities are premiums and discounts to the acquisition cost. Significant increases in the premium (or discount) in isolation would result in a significantly higher (lower) fair value measurement.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

11

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

12

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $91,885,439 and $100,235,418, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Life Sciences Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	497,397	$6,060,444	3,884,766	$48,098,558
Reinvested	—	—	532,612	5,608,399
Repurchased	(702,696)	(8,607,157)	(6,803,872)	(75,543,779)

Total	(205,299)	$(2,546,713)	(2,386,494)	$(21,836,822)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter

13

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Life Sciences Securities

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011, was as follows:

Long-term capital gains    $5,663,104

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$202,757,716
Unrealized appreciation	35,893,973
Unrealized depreciation	(12,015,876)

Net unrealized appreciation	$23,878,097

14

Life Sciences Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNLFS-6/12-SAR

15

SMALL CAP SERIES
www.manning-napier.com

Small Cap Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,102.90	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*Expenses are equal to the Series annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Small Cap Series

Portfolio Composition as of June 30, 2012

(unaudited)

Market Capitalization
Average	$1,522.93 Million
Median	1,478.67 Million
Weighted Average	1,117.32 Million

Top Ten Stock Holdings[2]
US Airways Group, Inc.	3.2%
Spirit Airlines, Inc.	3.0%
Westport Innovations, Inc. - ADR (Canada)	2.5%
AMC Networks, Inc. - Class A	2.3%
Myriad Genetics, Inc.	2.2%
First Commonwealth Financial Corp.	2.2%
Infinera Corp.	2.2%
RailAmerica, Inc.	2.1%
Imax Corp. (Canada)	2.1%
Copa Holdings S.A. - ADR - Class A
(Panama)	2.1%
2 As a percentage of total investments.

2

Small Cap Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.9%

Consumer Discretionary - 25.0%
Automobiles - 0.8%
Tesla Motors, Inc.*	52,100	$1,630,209

Distributors - 1.3%
Inchcape plc (United Kingdom)[1]	489,761	2,542,281

Hotels, Restaurants & Leisure - 1.9%
BJ’s Restaurants, Inc.*	44,150	1,677,700
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	238,080	1,992,730

		3,670,430

Internet & Catalog Retail - 3.7%
Blue Nile, Inc.*	24,890	739,482
HomeAway, Inc.*	85,840	1,866,162
Ocado Group plc (United Kingdom)*[1]	2,044,230	2,494,014
Shutterfly, Inc.*	66,750	2,048,558

		7,148,216

Media - 8.1%
AMC Networks, Inc. - Class A*	127,420	4,529,781
Imax Corp. (Canada)*	170,490	4,096,875
Sky Deutschland AG (Germany)*[1]	703,300	2,555,423
Valassis Communications, Inc.*	91,110	1,981,643
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	897,595	2,661,747

		15,825,469

Specialty Retail - 9.2%
Aeropostale, Inc.*	136,390	2,431,834
American Eagle Outfitters, Inc.	171,860	3,390,798
Chico’s FAS, Inc.	138,460	2,054,746
Dick’s Sporting Goods, Inc.	40,780	1,957,440
Group 1 Automotive, Inc.	35,890	1,636,943
Penske Automotive Group, Inc.	77,020	1,635,905
Select Comfort Corp.*	45,602	953,994
Sonic Automotive, Inc. - Class A	129,330	1,767,941
Teavana Holdings, Inc.*	163,740	2,215,402

		18,045,003

Total Consumer Discretionary		48,861,608

Consumer Staples - 5.2%
Beverages - 2.6%
The Boston Beer Co., Inc. - Class A*	24,590	2,975,390
C&C Group plc (Ireland)[1]	497,040	2,135,885

		5,111,275

Food & Staples Retailing - 0.8%
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	308,720	1,451,524

The accompanying notes are an integral part of the financial statements.

3

Small Cap Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 1.8%
Flowers Foods, Inc.	107,145	$2,488,978
Tootsie Roll Industries, Inc.	45,581	1,087,563

		3,576,541

Total Consumer Staples		10,139,340

Energy - 6.3%
Energy Equipment & Services - 5.2%
Calfrac Well Services Ltd. (Canada)	60,840	1,361,893
CARBO Ceramics, Inc.	11,020	845,565
Global Geophysical Services, Inc.*	153,680	940,522
Heckmann Corp.*	390,520	1,319,958
ION Geophysical Corp.*	249,310	1,642,953
Key Energy Services, Inc.*	133,470	1,014,372
Petroleum Geo-Services ASA (Norway)[1]	72,340	884,145
Trican Well Service Ltd. (Canada)	191,910	2,214,854

		10,224,262

Oil, Gas & Consumable Fuels - 1.1%
Paladin Energy Ltd. (Australia)*[2]	1,589,030	2,060,229

Total Energy		12,284,491

Financials - 11.2%
Commercial Banks - 2.2%
First Commonwealth Financial Corp	643,580	4,331,293

Diversified Financial Services - 1.5%
JSE Ltd. (South Africa)[1]	320,720	2,948,618

Insurance - 1.2%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	264,070	2,346,851

Real Estate Investment Trusts (REITS) - 5.5%
Associated Estates Realty Corp.	46,300	692,185
BioMed Realty Trust, Inc.	57,890	1,081,385
Corporate Office Properties Trust	42,440	997,764
DuPont Fabros Technology, Inc.	35,840	1,023,590
Education Realty Trust, Inc.	140,020	1,551,422
Home Properties, Inc.	15,790	968,874
Mack-Cali Realty Corp.	37,130	1,079,369
Mid-America Apartment Communities, Inc.	11,280	769,747
Pebblebrook Hotel Trust	111,580	2,600,930

		10,765,266

Real Estate Management & Development - 0.8%
General Shopping Brasil S.A. (Brazil)*	328,590	1,554,197

Total Financials		21,946,225

The accompanying notes are an integral part of the financial statements.

4

Small Cap Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 15.1%
Biotechnology - 3.5%
Genomic Health, Inc.*	73,300	$2,448,220
Myriad Genetics, Inc.*	182,220	4,331,369

		6,779,589

Health Care Equipment & Supplies - 7.3%
Abaxis, Inc.*	72,450	2,680,650
Alere, Inc.*	122,586	2,383,072
DexCom, Inc.*	96,940	1,256,342
HeartWare International, Inc.*	24,150	2,144,520
Insulet Corp.*	146,910	3,139,467
Quidel Corp.*	66,830	1,047,894
Thoratec Corp.*	48,790	1,638,368

		14,290,313

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	154,210	1,685,515

Life Sciences Tools & Services - 1.6%
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	225,330	3,181,660

Pharmaceuticals - 1.8%
Green Cross Corp. (South Korea)[1]	27,210	3,557,612

Total Health Care		29,494,689

Industrials - 20.2%
Airlines - 8.4%
Copa Holdings S.A. - ADR - Class A (Panama)	49,220	4,059,666
Spirit Airlines, Inc.*	305,460	5,944,252
US Airways Group, Inc.*	475,370	6,336,682

		16,340,600

Commercial Services & Supplies - 0.4%
Interface, Inc.	61,360	836,337

Construction & Engineering - 1.6%
MYR Group, Inc.*	188,140	3,209,668

Machinery - 6.4%
Astec Industries, Inc.*	13,370	410,192
Graham Corp.	81,910	1,525,164
Titan International, Inc.	107,480	2,636,484
Wabash National Corp.*	447,610	2,963,178
Westport Innovations, Inc. - ADR (Canada)*	133,870	4,919,723

		12,454,741

Marine - 1.3%
Baltic Trading Ltd.	138,290	475,718
D/S Norden A/S (Denmark)[1]	44,790	1,188,821

The accompanying notes are an integral part of the financial statements.

5

Small Cap Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Marine (continued)
Sinotrans Shipping Ltd. (Hong Kong)[1]	3,579,000	$841,845

		2,506,384

Road & Rail - 2.1%
RailAmerica, Inc.*	172,270	4,168,934

Total Industrials		39,516,664

Information Technology - 11.6%
Communications Equipment - 3.1%
Infinera Corp.*	630,290	4,311,184
Polycom, Inc.*	163,060	1,715,391

		6,026,575

Computers & Peripherals - 0.5%
Immersion Corp.*	173,210	975,172

Electronic Equipment, Instruments & Components - 0.9%
Rofin-Sinar Technologies, Inc.*	93,090	1,762,194

Internet Software & Services - 3.0%
The Active Network, Inc.*	193,570	2,979,042
LogMeIn, Inc.*	60,350	1,841,882
Velti plc - ADR (Ireland)*	154,540	1,004,510

		5,825,434

IT Services - 2.9%
Euronet Worldwide, Inc.*	165,490	2,833,189
Interxion Holding NV - ADR (Netherlands)*	58,130	1,052,734
Sapient Corp.*	179,610	1,808,673

		5,694,596

Software - 1.2%
RealPage, Inc.*	101,660	2,354,446

Total Information Technology		22,638,417

Materials - 2.3%
Chemicals - 2.3%
Calgon Carbon Corp.*	244,600	3,478,212
Flotek Industries, Inc.*	106,690	996,485

Total Materials		4,474,697

TOTAL COMMON STOCKS
(Identified Cost $183,503,396)		189,356,131

The accompanying notes are an integral part of the financial statements.

6

Small Cap Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENTS - 2.9%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.09% (Identified Cost $5,693,097)	5,693,097	$5,693,097

TOTAL INVESTMENTS - 99.8%
(Identified Cost $189,196,493)		195,049,228
OTHER ASSETS, LESS LIABILITIES - 0.2%		322,336

NET ASSETS - 100%		$195,371,564

ADR - American Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Canadian exchange.

3 Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

7

Small Cap Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $189,196,493) (Note 2)	$195,049,228
Receivable for securities sold	433,818
Dividends receivable	143,847
Receivable for fund shares sold	86,229
Foreign tax reclaims receivable	40,731
Other receivable	70

TOTAL ASSETS	195,753,923

LIABILITIES:

Accrued management fees (Note 3)	155,198
Accrued fund accounting and administration fees (Note 3)	13,347
Accrued transfer agent fees (Note 3)	4,847
Accrued directors’ fees (Note 3)	769
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for fund shares repurchased	152,094
Audit fees payable	20,269
Other payables and accrued expenses	35,684

TOTAL LIABILITIES	382,359

TOTAL NET ASSETS	$195,371,564

NET ASSETS CONSIST OF:

Capital stock	$211,967
Additional paid-in-capital	219,215,288
Accumulated net investment income	36,457
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(29,943,350)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	5,851,202

TOTAL NET ASSETS	$195,371,564

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($195,371,564/21,196,686 shares)	$9.22

The accompanying notes are an integral part of the financial statements.

8

Small Cap Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $49,511)	$1,131,172

EXPENSES:

Management fees (Note 3)	994,689
Fund accounting and administration fees (Note 3)	27,459
Transfer agent fees (Note 3)	9,705
Directors’ fees (Note 3)	2,399
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	13,044
Miscellaneous	44,677

Total Expenses	1,093,217

NET INVESTMENT INCOME	37,955

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	8,761,217
Foreign currency and translation of other assets and liabilities	(41,759)

8,719,458

Net change in unrealized appreciation on- Investments	9,551,644
Foreign currency and translation of other assets and liabilities	1,470

9,553,114

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	18,272,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,310,527

The accompanying notes are an integral part of the financial statements.

9

Small Cap Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$37,955	$(540,269)
Net realized gain (loss) on investments and foreign currency	8,719,458	26,221,402
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,553,114	(45,814,942)

Net increase (decrease) from operations	18,310,527	(20,133,809)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(2,264,063)	(8,938,199)

Net increase (decrease) in net assets	16,046,464	(29,072,008)

NET ASSETS:

Beginning of period	179,325,100	208,397,108

End of period (including undistributed net investment income of $36,457 and accumulated net investment loss of $1,498, respectively)	$195,371,564	$179,325,100

The accompanying notes are an integral part of the financial statements.

10

Small Cap Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.36	$9.29	$7.39	$4.98	$10.21	$13.08

Income (loss) from investment operations:
Net investment income (loss)	— [1,2]	(0.02)[1]	(0.01)[1]	(0.02)[1]	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.86	(0.91)	1.91	2.43	(5.12)	(1.25)

Total from investment operations	0.86	(0.93)	1.90	2.41	(5.14)	(1.26)

Less distributions to shareholders:
From net realized gain on investments	—	—	—	—	(0.09)	(1.61)

Net asset value - End of period	$9.22	$8.36	$9.29	$7.39	$4.98	$10.21

Net assets - End of period (000’s omitted)	$195,372	$179,325	$208,397	$171,910	$120,162	$184,998

Total return[3]	10.29%	(10.01%)	25.71%	48.39%	(50.68%)	(9.32%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.10%[4]	1.11%	1.12%	1.15%	1.15%	1.14%
Net investment income (loss)	0.04%[4]	(0.27%)	(0.13%)	(0.34%)	(0.39%)	(0.08%)
Portfolio turnover	35%	75%	75%	76%	68%	64%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.00%[5]	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Less than $0.01.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Small Cap Series

Notes to Financial Statements

(unaudited)

1.	Organization

Small Cap Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$48,861,608	$38,608,143	$10,253,465	$—
Consumer Staples	10,139,340	6,551,931	3,587,409	—
Energy	12,284,491	11,400,346	884,145	—
Financials	21,946,225	18,997,607	2,948,618	—
Health Care	29,494,689	25,937,077	3,557,612	—
Industrials	39,516,664	37,485,998	2,030,666	—
Information Technology	22,638,417	22,638,417	—	—
Materials	4,474,697	4,474,697	—	—
Mutual funds	5,693,097	5,693,097	—	—

Total assets	$195,049,228	$171,787,313	$23,261,915	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

13

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

14

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $66,232,178 and $72,585,169, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Small Cap Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	710,956	$6,638,457	1,738,475	$15,552,815
Reinvested	—	—	—	—
Repurchased	(951,820)	(8,902,520)	(2,723,450)	(24,491,014)

Total	(240,864)	$(2,264,063)	(984,975)	$(8,938,199)

Approximately 90% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. At June 30, 2012, the retirement plan of the Advisor and its affiliates owned 69,110 shares (0.33% of shares outstanding) valued at $637,196.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

15

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

As of December 31, 2011, the Series had a capital loss carryforward of $38,662,808, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2017.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$189,599,057
Unrealized appreciation	25,751,117
Unrealized depreciation	(20,300,946)

Net unrealized appreciation	$5,450,171

16

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17

Small Cap Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNSCS-06/12-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2012

TECHNOLOGY SERIES
www.manning-napier.com

Technology Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,071.60	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Technology Series

Portfolio Composition as of June 30, 2012

(unaudited)

Top Ten Stock Holdings[2]
EMC Corp.	5.5%	Tencent Holdings Ltd. (China)	4.2%
Google, Inc. - Class A	4.9%	Riverbed Technology, Inc.	4.2%
Apple, Inc.	4.8%	The Active Network, Inc.	4.1%
Autodesk, Inc.	4.3%	Infinera Corp.	4.0%
Monsanto Co.	4.3%	RealPage, Inc.	3.7%

2As a percentage of total investments.

2

Technology Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.1%

Consumer Discretionary - 13.5%
Automobiles - 1.3%
Tesla Motors, Inc.*	61,000	$1,908,690

Internet & Catalog Retail - 9.2%
Amazon.com, Inc.*	21,000	4,795,350
HomeAway, Inc.*	178,000	3,869,720
Shutterfly, Inc.*	157,000	4,818,330

		13,483,400

Media - 3.0%
DIRECTV - Class A*	92,000	4,491,440

Total Consumer Discretionary		19,883,530

Health Care - 2.9%
Health Care Technology - 2.9%
Cerner Corp.*	51,000	4,215,660

Industrials - 2.3%
Electrical Equipment - 2.3%
Polypore International, Inc.*	85,120	3,437,997

Information Technology - 72.1%
Communications Equipment - 18.3%
Alcatel-Lucent - ADR (France)*	1,259,600	2,053,148
Infinera Corp.*	879,130	6,013,249
Juniper Networks, Inc.*	281,000	4,583,110
Polycom, Inc.*	360,000	3,787,200
Qualcomm, Inc.	78,000	4,343,040
Riverbed Technology, Inc.*	383,500	6,193,525

		26,973,272

Computers & Peripherals - 12.3%
Apple, Inc.	12,170	7,107,280
EMC Corp.*	318,100	8,152,903
Immersion Corp.*	500,000	2,815,000

		18,075,183

Electronic Equipment, Instruments & Components - 8.2%
Amphenol Corp. - Class A	79,930	4,389,756
Corning, Inc.	288,000	3,723,840
Rofin-Sinar Technologies, Inc.*	211,000	3,994,230

		12,107,826

Internet Software & Services - 15.5%
The Active Network, Inc.*	396,000	6,094,440
Google, Inc. - Class A*	12,640	7,332,085
Tencent Holdings Ltd. (China)[1]	210,000	6,201,570

The accompanying notes are an integral part of the financial statements.

3

Technology Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Velti plc - ADR (Ireland)*	493,000	$3,204,500

		22,832,595

IT Services - 9.8%
Amadeus IT Holding S.A. - Class A (Spain)[1]	246,542	5,223,305
Amdocs Ltd. - ADR (Guernsey)*	160,000	4,755,200
Cap Gemini S.A. (France)[1]	120,000	4,416,694

		14,395,199

Software - 8.0%
Autodesk, Inc.*	182,000	6,368,180
RealPage, Inc.*	234,881	5,439,844

		11,808,024

Total Information Technology		106,192,099

Materials - 4.3%
Chemicals - 4.3%
Monsanto Co	76,550	6,336,809

TOTAL COMMON STOCKS
(Identified Cost $132,855,307)		140,066,095

SHORT-TERM INVESTMENTS - 5.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.09%
(Identified Cost $8,734,876)	8,734,876	8,734,876

TOTAL INVESTMENTS - 101.0%
(Identified Cost $141,590,183)		148,800,971
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(1,409,312)

NET ASSETS - 100%		$147,391,659

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

4

Technology Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $141,590,183) (Note 2)	$148,800,971
Receivable for fund shares sold	92,815
Foreign tax reclaims receivable	15,693
Dividends receivable	6,124

TOTAL ASSETS	148,915,603

LIABILITIES:

Accrued management fees (Note 3)	116,863
Accrued fund accounting and administration fees (Note 3)	11,953
Accrued transfer agent fees (Note 3)	4,608
Accrued directors’ fees (Note 3)	853
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for securities purchased	1,246,959
Payable for fund shares repurchased	105,107
Other payables and accrued expenses	37,450

TOTAL LIABILITIES	1,523,944

TOTAL NET ASSETS	$147,391,659

NET ASSETS CONSIST OF:

Capital stock	$133,181
Additional paid-in-capital	137,003,602
Accumulated net investment loss	(448,813)
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	3,491,917
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	7,211,772

TOTAL NET ASSETS	$147,391,659

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($147,391,659/13,318,138 shares)	$11.07

The accompanying notes are an integral part of the financial statements.

5

Technology Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $61,611)	$405,952

EXPENSES:

Management fees (Note 3)	768,175
Fund accounting and administration fees (Note 3)	24,230
Transfer agent fees (Note 3)	8,183
Directors’ fees (Note 3)	1,916
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	7,793
Miscellaneous	43,224

Total Expenses	854,765

NET INVESTMENT LOSS	(448,813)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	1,631,623
Foreign currency and translation of other assets and liabilities	(670)

1,630,953

Net change in unrealized appreciation (depreciation) on- Investments	8,665,114
Foreign currency and translation of other assets and liabilities	1,450

8,666,564

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	10,297,517

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,848,704

The accompanying notes are an integral part of the financial statements.

6

Technology Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment loss	$(448,813)	$(728,493)
Net realized gain (loss) on investments and foreign currency	1,630,953	17,826,466
Net change in unrealized appreciation (depreciation) on investments and foreign currency	8,666,564	(32,901,482)

Net increase (decrease) from operations	9,848,704	(15,803,509)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(1,324,698)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(1,102,253)	(11,626,430)

Net increase (decrease) in net assets	8,746,451	(28,754,637)

NET ASSETS:

Beginning of period	138,645,208	167,399,845

End of period (including accumulated net investment loss of $448,813 and $0, respectively)	$147,391,659	$138,645,208

The accompanying notes are an integral part of the financial statements.

7

Technology Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 6/30/12 (UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33	$11.63	$9.73	$6.01	$11.29	$10.41

Income (loss) from investment operations:
Net investment loss	(0.03)[1]	(0.05)[1]	(0.06)[1]	(0.05)[1]	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.77	(1.15)	1.96	3.77	(5.09)	2.34

Total from investment operations	0.74	(1.20)	1.90	3.72	(5.14)	2.29

Less distributions to shareholders:
From net realized gain on investments	—	(0.10)	—	—	(0.14)	(1.41)

Net asset value - End of period	$11.07	$10.33	$11.63	$9.73	$6.01	$11.29

Net assets - End of period (000’s omitted)	$147,392	$138,645	$167,400	$157,731	$123,112	$227,679

Total return[2]	7.16%	(10.31%)	19.53%	61.90%	(45.86%)	22.55%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.11%[3]	1.13%	1.12%	1.13%	1.13%	1.13%
Net investment loss	(0.58%)[3]	(0.46%)	(0.58%)	(0.68%)	(0.53%)	(0.53%)
Portfolio turnover	44%	81%	70%	55%	65%	79%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Technology Series

Notes to Financial Statements

(unaudited)

1.	Organization

Technology Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to advisory clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Technology Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including corporate bonds, will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

9

Technology Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$19,883,530	$19,883,530	$—	$—
Health Care	4,215,660	4,215,660	—	—
Industrials	3,437,997	3,437,997	—	—
Information Technology	106,192,099	90,350,530	15,841,569	—
Materials	6,336,809	6,336,809	—	—
Mutual funds	8,734,876	8,734,876	—	—

Total assets	$148,800,971	$132,959,402	$15,841,569	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net

10

Technology Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund

11

Technology Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $63,739,695 and $65,761,695, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Technology Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	534,286	$6,083,629	1,286,341	$15,034,387
Reinvested	—	—	129,312	1,311,222
Repurchased	(639,811)	(7,185,882)	(2,384,668)	(27,972,039)

Total	(105,525)	$(1,102,253)	(969,015)	$(11,626,430)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in

12

Technology Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Technology Securities

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Long-term capital gains	$1,324,698

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Series did not have pre or post-enactment net capital loss carryfowards.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$141,590,183
Unrealized appreciation	18,128,654
Unrealized depreciation	(10,917,866)

Net unrealized appreciation	$7,210,788

13

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14

Technology Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNTEC-06/12-SAR

FINANCIAL SERVICES SERIES
www.manning-napier.com

Financial Services Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,090.90	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.62
*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Financial Services Series

Portfolio Composition as of June 30, 2012

(unaudited)

Top Ten Stock Holdings[2]
Moody’s Corp.	4.9%	First Commonwealth Financial Corp.	4.3%
The Western Union Co.	4.9%	HSBC Holdings plc - ADR (United Kingdom)	4.0%
JPMorgan Chase & Co.	4.8%	Admiral Group plc (United Kingdom)	4.0%
Edenred (France)	4.6%	Discover Financial Services	3.9%
JSE Ltd. (South Africa)	4.5%	CME Group, Inc.	3.8%

2As a percentage of total investments.

2

Financial Services Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.5%

Financials - 77.5%

Capital Markets - 7.8%
The Charles Schwab Corp.	355,000	$4,590,150
Deutsche Bank AG (Germany)[1]	36,000	1,299,360
Evercore Partners, Inc. - Class A	82,000	1,917,980
Greenhill & Co., Inc.	53,500	1,907,275
Lazard Ltd. - Class A - ADR (Bermuda)	78,000	2,027,220

		11,741,985

Commercial Banks - 26.7%
Barclays plc (United Kingdom)[1]	934,260	2,387,264
BNP Paribas S.A. (France)[1]	83,000	3,200,049
CIT Group, Inc.*	116,500	4,152,060
First Commonwealth Financial Corp.	975,400	6,564,442
HSBC Holdings plc - ADR (United Kingdom)	139,000	6,134,070
ICICI Bank Ltd. - ADR (India)	131,000	4,245,710
Standard Chartered plc (United Kingdom)[1]	136,600	2,967,352
U.S. Bancorp	156,000	5,016,960
Wells Fargo & Co.	163,740	5,475,465

		40,143,372

Consumer Finance - 7.5%
American Express Co.	90,000	5,238,900
Discover Financial Services	173,980	6,016,228

		11,255,128

Diversified Financial Services - 19.9%
CME Group, Inc.	21,700	5,817,987
Deutsche Boerse AG (Germany)[1]	39,000	2,104,095
JPMorgan Chase & Co.	207,000	7,396,110
JSE Ltd. (South Africa)[1]	760,000	6,987,247
Moody’s Corp.	208,000	7,602,400

		29,907,839

Insurance - 15.6%
Admiral Group plc (United Kingdom)[1]	327,000	6,099,915
The Allstate Corp.	160,600	5,635,454
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	450,000	3,999,253
Mapfre S.A. (Spain)[1]	1,761,000	3,582,505
Zurich Insurance Group AG (Switzerland)[1]	18,700	4,228,519

		23,545,646

Total Financials		116,593,970

Industrials - 4.7%
Commercial Services & Supplies - 4.7%
Edenred (France)[1]	250,000	7,087,351

The accompanying notes are an integral part of the financial statements.

3

Financial Services Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 14.3%
IT Services - 14.3%
Euronet Worldwide, Inc.*	268,182	$4,591,276
MasterCard, Inc. - Class A	10,800	4,645,188
Visa, Inc. - Class A	39,000	4,821,570
The Western Union Co.	446,000	7,510,640

Total Information Technology		21,568,674

TOTAL COMMON STOCKS
(Identified Cost $146,226,099)		145,249,995

SHORT-TERM INVESTMENTS - 5.8%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.09% (Identified Cost $8,790,263)	8,790,263	8,790,263

TOTAL INVESTMENTS - 102.3%
(Identified Cost $155,016,362)		154,040,258
LIABILITIES, LESS OTHER ASSETS - (2.3%)		(3,493,029)

NET ASSETS - 100%		$150,547,229

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

4

Financial Services Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $155,016,362) (Note 2)	$154,040,258
Cash	66,371
Dividends receivable	237,407
Foreign tax reclaims receivable	128,439
Receivable for fund shares sold	94,879

TOTAL ASSETS	154,567,354

LIABILITIES:

Accrued management fees (Note 3)	118,642
Accrued fund accounting and administration fees (Note 3)	11,755
Accrued transfer agent fees (Note 3)	4,116
Accrued directors’ fees (Note 3)	521
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for securities purchased	3,718,530
Payable for fund shares repurchased	114,099
Other payables and accrued expenses	52,311

TOTAL LIABILITIES	4,020,125

TOTAL NET ASSETS	$150,547,229

NET ASSETS CONSIST OF:

Capital stock	$261,218
Additional paid-in-capital	253,793,387
Undistributed net investment income	2,285,007
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(104,817,755)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(974,628)

TOTAL NET ASSETS	$150,547,229

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($150,547,229/26,121,810 shares)	$5.76

The accompanying notes are an integral part of the financial statements.

5

Financial Services Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $160,304)	$3,107,658

EXPENSES:

Management fees (Note 3)	758,058
Fund accounting and administration fees (Note 3)	24,147
Transfer agent fees (Note 3)	8,027
Directors’ fees (Note 3)	1,774
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	12,863
Miscellaneous	41,046

Total Expenses	847,159

NET INVESTMENT INCOME	2,260,499

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	912,604
Foreign currency and translation of other assets and liabilities	(48,837)

863,767

Net change in unrealized appreciation (depreciation) on- Investments	9,570,842
Foreign currency and translation of other assets and liabilities	1,300

9,572,142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	10,435,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,696,408

The accompanying notes are an integral part of the financial statements.

6

Financial Services Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$2,260,499	$2,309,104
Net realized gain (loss) on investments and foreign currency	863,767	1,994,673
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,572,142	(16,424,652)

Net increase (decrease) from operations	12,696,408	(12,120,875)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(2,311,804)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	880,441	7,223,607

Net increase (decrease) in net assets	13,576,849	(7,209,072)

NET ASSETS:

Beginning of period	136,970,380	144,179,452

End of period (including undistributed net investment income of $2,285,007 and $24,508, respectively)	$150,547,229	$136,970,380

The accompanying notes are an integral part of the financial statements.

7

Financial Services Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12	FOR THE YEARS ENDED
	(UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.28	$5.84	$5.55	$5.14	$9.34	$12.51

Income (loss) from investment operations:
Net investment income	0.09 [1]	0.09 [1]	0.07 [1]	0.10 [1]	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.39	(0.56)	0.29	0.44	(4.19)	(2.36)

Total from investment operations	0.48	(0.47)	0.36	0.54	(4.02)	(2.17)

Less distributions to shareholders:
From net investment income	—	(0.09)	(0.07)	(0.13)	(0.18)	(0.18)
From net realized gain on investments	—	—	—	—	—	(0.82)

Total distributions to shareholders	—	(0.09)	(0.07)	(0.13)	(0.18)	(1.00)

Net asset value - End of period	$5.76	$5.28	$5.84	$5.55	$5.14	$9.34

Net assets - End of period (000’s omitted)	$150,547	$136,970	$144,179	$130,415	$129,369	$220,097

Total return[2]	9.09%	(7.98%)	6.56%	10.54%	(42.98%)	(17.46%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.12%[3]	1.13%	1.14%	1.14%	1.12%	1.15%
Net investment income	2.98%[3]	1.58%	1.31%	2.01%	2.34%	1.72%
Portfolio turnover	25%	56%	49%	98%	41%	38%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Financial Services Series

Notes to Financial Statements

(unaudited)

1.	Organization

Financial Services Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Financial Services Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

9

Financial Services Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Financials	$116,593,970	$83,737,664	$32,856,306	$—
Industrials	7,087,351	—	7,087,351	—
Information Technology	21,568,674	21,568,674	—	—
Mutual funds	8,790,263	8,790,263	—	—

Total assets	$154,040,258	$114,096,601	$39,943,657	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

10

Financial Services Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

11

Financial Services Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $37,940,858 and $36,252,900, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Financial Services Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,097,953	$6,340,283	2,938,200	$16,894,131
Reinvested	—	—	441,059	2,236,169
Repurchased	(938,202)	(5,459,842)	(2,111,513)	(11,906,693)

Total	159,751	$880,441	1,267,746	$7,223,607

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these

12

Financial Services Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Financial Services Securities

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income $2,311,804

At December 31, 2011, the Series had a capital loss carryover of $103,505,280, available to the extent allowed by tax law to offset future net capital gain, if any, that will expire as follows:

LOSS CARRYOVER	EXPIRATION DATE
$46,650,153	December 31, 2016
$51,187,679	December 31, 2017
$5,667,448	December 31, 2018

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$155,016,362
Unrealized appreciation	12,680,945
Unrealized depreciation	(13,657,049)

Net unrealized depreciation	$(976,104)

13

Financial Services Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNFNS-6/12-SAR

REAL ESTATE SERIES
www.manning-napier.com

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,164.40	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2012

(unaudited)

Top Ten Stock Holdings[2]
Simon Property Group, Inc.	5.2%	Accor S.A. (France)	3.5%
BioMed Realty Trust, Inc.	4.1%	Pebblebrook Hotel Trust	3.4%
Digital Realty Trust, Inc.	4.0%	Host Hotels & Resorts, Inc.	3.3%
Boston Properties, Inc.	3.7%	DuPont Fabros Technology, Inc.	3.1%
UDR, Inc.	3.6%	Health Care REIT, Inc.	3.0%
[2] As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.2%

Consumer Discretionary - 14.1%
Hotels, Restaurants & Leisure - 6.4%
Accor S.A. (France)[1]	217,000	$6,800,215
Hyatt Hotels Corp. - Class A*	45,000	1,672,200
InterContinental Hotels Group plc (United Kingdom)[1]	167,234	4,026,065

		12,498,480

Household Durables - 7.7%
DR Horton, Inc.	205,830	3,783,155
Lennar Corp. - Class A	135,926	4,201,473
NVR, Inc.*	3,725	3,166,250
Toll Brothers, Inc.*	128,062	3,807,283

		14,958,161

Total Consumer Discretionary		27,456,641

Financials - 84.1%
Real Estate Management & Development - 1.8%
General Shopping Brasil S.A. (Brazil)*	291,000	1,376,400
Thomas Properties Group, Inc.	396,640	2,157,722

		3,534,122

REITS - Apartments - 14.8%
American Campus Communities, Inc.	62,960	2,831,941
Apartment Investment & Management Co. - Class A	98,000	2,648,940
Associated Estates Realty Corp.	117,818	1,761,379
AvalonBay Communities, Inc.	13,100	1,853,388
Camden Property Trust	52,570	3,557,412
Education Realty Trust, Inc.	129,690	1,436,965
Equity Residential	29,000	1,808,440
Home Properties, Inc.	41,440	2,542,758
Mid-America Apartment Communities, Inc.	51,400	3,507,536
UDR, Inc.	271,520	7,016,077

		28,964,836

REITS - Diversified - 13.1%
American Assets Trust, Inc.	106,500	2,582,625
Coresite Realty Corp.	143,000	3,692,260
Digital Realty Trust, Inc.	103,112	7,740,618
DuPont Fabros Technology, Inc.	210,102	6,000,513
Land Securities Group plc (United Kingdom)[1]	160,000	1,853,747
Potlatch Corp.	27,100	865,574
Unibail-Rodamco SE (France)[1]	10,825	1,994,079
Weyerhaeuser Co.	43,100	963,716

		25,693,132

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Health Care - 8.4%
HCP, Inc.	129,990	$5,739,059
Health Care REIT, Inc.	99,360	5,792,688
Healthcare Realty Trust, Inc.	81,260	1,937,238
Healthcare Trust of America, Inc.	94,000	932,480
LTC Properties, Inc.	54,900	1,991,772

		16,393,237

REITS - Hotels - 6.6%
Host Hotels & Resorts, Inc.	405,000	6,407,100
Pebblebrook Hotel Trust	281,234	6,555,565

		12,962,665

REITS - Industrial - 1.0%
ProLogis, Inc.	58,400	1,940,632

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	39,030	2,691,899

REITS - Office Property - 14.4%
Alexandria Real Estate Equities, Inc.	75,920	5,520,902
BioMed Realty Trust, Inc.	432,537	8,079,791
Boston Properties, Inc.	67,300	7,293,301
Corporate Office Properties Trust	193,214	4,542,461
Mack-Cali Realty Corp.	93,300	2,712,231

		28,148,686

REITS - Regional Malls - 10.9%
CBL & Associates Properties, Inc.	73,200	1,430,328
General Growth Properties, Inc.	226,800	4,102,812
The Macerich Co.	32,910	1,943,336
Simon Property Group, Inc.	65,400	10,180,164
Tanger Factory Outlet Centers	50,540	1,619,807
Taubman Centers, Inc.	26,740	2,063,258

		21,339,705

REITS - Shopping Centers - 3.2%
Cedar Realty Trust, Inc.	279,728	1,412,626
Equity One, Inc.	141,000	2,989,200
Kimco Realty Corp.	96,000	1,826,880

		6,228,706

REITS - Single Tenant - 2.8%
National Retail Properties, Inc.	86,810	2,455,855
Realty Income Corp.	70,940	2,963,164

		5,419,019

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Storage - 5.7%
CubeSmart	254,280	$2,967,448
Public Storage	20,000	2,888,200
Sovran Self Storage, Inc.	105,340	5,276,481

		11,132,129

Total Financials		164,448,768

Industrials - 1.0%
Transportation Infrastructure - 1.0%
Groupe Eurotunnel S.A. (France)[1]	248,100	2,016,634

Utilities - 0.0%
Electric Utilities - 0.0%
AET&D Holdings No. 1 Ltd. (Australia)[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $148,520,685)		193,922,043

SHORT-TERM INVESTMENTS - 0.7%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.09% (Identified Cost $1,490,550)	1,490,550	1,490,550

TOTAL INVESTMENTS - 99.9% (Identified Cost $150,011,235)		195,412,593
OTHER ASSETS, LESS LIABILITIES - 0.1%		137,025

NET ASSETS - 100%		$195,549,618

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $150,011,235) (Note 2)	$195,412,593
Foreign currency (cost $14,798)	14,351
Dividends receivable	430,999
Receivable for fund shares sold	88,720
Foreign tax reclaims receivable	3,906

TOTAL ASSETS	195,950,569

LIABILITIES:

Accrued management fees (Note 3)	152,761
Accrued fund accounting and administration fees (Note 3)	12,755
Accrued transfer agent fees (Note 3)	3,379
Accrued directors’ fees (Note 3)	3,090
Accrued Chief Compliance Officer service fees (Note 3)	152
Payable for fund shares repurchased	166,928
Audit fees payable	24,287
Other payables and accrued expenses	37,599

TOTAL LIABILITIES	400,951

TOTAL NET ASSETS	$195,549,618

NET ASSETS CONSIST OF:

Capital stock	$132,753
Additional paid-in-capital	145,190,730
Undistributed net investment income	1,968,326
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	2,856,999
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	45,400,810

TOTAL NET ASSETS	$195,549,618

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($195,549,618/13,275,276 shares)	$14.73

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Operations

For the Year Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $69,629)	$2,968,294

EXPENSES:

Management fees (Note 3)	909,969
Fund accounting and administration fees (Note 3)	26,007
Transfer agent fees (Note 3)	7,739
Directors’ fees (Note 3)	1,572
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	5,769
Miscellaneous	47,668

Total Expenses	999,968

NET INVESTMENT INCOME	1,968,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	1,839,976
Foreign currency and translation of other assets and liabilities	(3,136)

1,836,840

Net change in unrealized appreciation (depreciation) on- Investments	23,740,589
Foreign currency and translation of other assets and liabilities	(479)

23,740,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	25,576,950

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,545,276

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,968,326	$1,404,168
Net realized gain (loss) on investments and foreign currency	1,836,840	5,392,078
Net change in unrealized appreciation on investments and foreign currency	23,740,110	5,891,809

Net increase from operations	27,545,276	12,688,055

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(1,890,730)
From net realized gain on investments	—	(5,248,374)

Total distributions to shareholders	—	(7,139,104)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	851,649	72,467,767

Net increase in net assets	28,396,925	78,016,718

NET ASSETS:

Beginning of period	167,152,693	89,135,975

End of period (including undistributed net investment income of $1,968,326 and $0, respectively)	$195,549,618	$167,152,693

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 11/10/09[1] TO
	6/30/12 (UNAUDITED)	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.65	$12.58	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.15	0.15	0.12	0.02
Net realized and unrealized gain on investments	1.93	0.49	2.44	0.62

Total from investment operations	2.08	0.64	2.56	0.64

Less distributions to shareholders:
From net investment income	—	(0.15)	(0.12)	(0.02)
From net realized gain on investments	—	(0.42)	(0.47)	(0.01)

Total distributions to shareholders	—	(0.57)	(0.59)	(0.03)

Net asset value - End of period	$14.73	$12.65	$12.58	$10.61

Net assets - End of period (000’s omitted)	$195,550	$167,153	$89,136	$69,179

Total return[3]	16.44%	5.29%	24.40%	6.36%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.10%[4]	1.18%	1.20%	1.20%[4]
Net investment income	2.16%[4]	1.21%	1.02%	1.43%[4]
Portfolio turnover	4%	34%	34%	3%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.01%	0.38%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in the common stocks of companies in the real estate industry.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Real Estate Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

10

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$27,456,641	$16,630,361	$10,826,280	$—
Financials	164,448,768	160,600,942	3,847,826	—
Industrials	2,016,634	—	2,016,634	—
Utilities	—	—	—	—	**
Mutual funds	1,490,550	1,490,550	—	—

Total assets	$195,412,593	$178,721,853	$16,690,740	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2012. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the six months ended June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

11

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2009 and the years ended December 31, 2010 and December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $10,038,806 and $7,557,142, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Real Estate Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	544,332	$7,547,643	6,612,390	$78,849,308
Reinvested	—	—	580,212	7,029,084
Repurchased	(484,294)	(6,695,994)	(1,065,703)	(13,410,625)

Total	60,038	$851,649	6,126,899	$72,467,767

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$2,396,679
Long-term capital gains	4,742,425

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Series did not have pre or post-enactment net capital loss carryfowards.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$150,081,694
Unrealized appreciation	46,946,407
Unrealized depreciation	(1,615,508)

Net unrealized appreciation	$45,330,899

14

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNRES-06/12-SAR

INTERNATIONAL SERIES
www.manning-napier.com

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012, except for Class I Actual, which is from March 15, 2012* to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12*	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD** 1/1/12-6/30/12	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,011.80	$5.50	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$ 923.00	$2.39	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.13	$2.50	0.85%

* Class I inception date was March 15, 2012.

** Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period (except for the Series’ Class I Actual return information, which reflects the 107 day period ended June 30, 2012 due to its inception date of March 15, 2012). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2012

(unaudited)

2

International Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 91.8%

Consumer Discretionary - 9.7%
Auto Components - 1.2%
Hankook Tire Co. Ltd. (South Korea)[1]	178,870	$7,133,214

Automobiles - 1.3%
Hero Motocorp Ltd. (India)[1]	42,450	1,646,993
Maruti Suzuki India Ltd. (India)[1]	44,940	946,622
Yamaha Motor Co. Ltd. (Japan)[1]	566,900	5,428,395

		8,022,010

Hotels, Restaurants & Leisure - 1.1%
Indian Hotels Co. Ltd. (India)[1]	5,669,000	6,316,127

Household Durables - 1.1%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	881,053
LG Electronics, Inc. (South Korea)[1]	74,000	3,987,311
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,009,958

		6,878,322

Media - 3.6%
Mediaset Espana Comunicacion S.A. (Spain)[1]	2,208,600	10,733,536
Reed Elsevier plc - ADR (United Kingdom)	60,311	1,931,761
Societe Television Francaise 1 (France)[1]	108,530	866,602
Wolters Kluwer N.V. (Netherlands)[1]	322,347	5,125,211
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	945,000	2,802,323

		21,459,433

Multiline Retail - 0.7%
PPR (France)[1]	31,130	4,437,015

Specialty Retail - 0.7%
Inditex S.A. (Spain)[1]	23,000	2,377,405
Komeri Co. Ltd. (Japan)[1]	67,000	1,759,184

		4,136,589

Total Consumer Discretionary		58,382,710

Consumer Staples - 18.3%
Beverages - 2.9%
Carlsberg A/S - Class B (Denmark)[1]	80,000	6,314,622
Diageo plc (United Kingdom)[1]	322,810	8,320,402
Kirin Holdings Co. Ltd. (Japan)[1]	215,000	2,534,000

		17,169,024

Food & Staples Retailing - 2.4%
Carrefour S.A. (France)[1]	165,082	3,048,312
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,003,501
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	165,082	776,174
President Chain Store Corp. (Taiwan)[1]	352,320	1,879,836

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Tesco plc (United Kingdom)[1]	1,217,410	$5,916,382

		14,624,205

Food Products - 9.1%
Barry Callebaut AG (Switzerland)[1]	4,400	4,002,923
BRF - Brasil Foods S.A. (Brazil)	315,000	4,744,212
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	4,695,666
Danone S.A. (France)[1]	107,012	6,650,448
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	6,400,831
Nestle S.A. (Switzerland)[1]	105,220	6,279,306
Suedzucker AG (Germany)[1]	90,690	3,217,278
Unilever plc - ADR (United Kingdom)	420,230	14,174,358
Universal Robina Corp. (Philippines)[1]	3,120,000	4,677,721

		54,842,743

Household Products - 1.8%
Hindustan Unilever Ltd. (India)[1]	250,540	2,045,913
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	8,682,792

		10,728,705

Personal Products - 0.2%
Kao Corp. (Japan)[1]	47,000	1,296,184

Tobacco - 1.9%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	4,822,724
ITC Ltd. (India)[1]	1,440,000	6,705,612

		11,528,336

Total Consumer Staples		110,189,197

Energy - 3.6%
Energy Equipment & Services - 0.4%
Poseidon Concepts Corp. (Canada)	226,000	2,768,117

Oil, Gas & Consumable Fuels - 3.2%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	4,353,600
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,088,297
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,138,455
Statoil ASA (Norway)[1]	237,000	5,652,102

		19,232,454

Total Energy		22,000,571

Financials - 5.2%
Capital Markets - 0.2%
OSK Holdings Berhad (Malaysia)[1]	2,141,738	949,792

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks - 0.9%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	$5,669,387

Insurance - 2.8%
Allianz SE (Germany)[1]	40,870	4,110,914
AXA S.A. (France)[1]	56,372	753,622
Mapfre S.A. (Spain)[1]	1,877,000	3,818,491
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	5,730,253
Zurich Insurance Group AG (Switzerland)[1]	10,500	2,374,302

		16,787,582

Real Estate Investment Trusts (REITS) - 1.0%
Alstria Office REIT AG (Germany)[1]	595,480	6,305,520

Thrifts & Mortgage Finance - 0.3%
Aareal Bank AG (Germany)*[1]	115,790	1,908,240

Total Financials		31,620,521

Health Care - 12.5%
Health Care Equipment & Supplies - 0.6%
Straumann Holding AG (Switzerland)[1]	25,776	3,791,147

Health Care Providers & Services - 2.1%
Amil Participacoes S.A. (Brazil)	350,000	3,432,910
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	25,000	1,764,750
Odontoprev S.A. (Brazil)	1,476,000	7,444,302

		12,641,962

Life Sciences Tools & Services - 1.1%
Gerresheimer AG (Germany)[1]	141,000	6,637,055

Pharmaceuticals - 8.7%
AstraZeneca plc (United Kingdom)[1]	27,960	1,249,464
AstraZeneca plc - ADR (United Kingdom)	229,150	10,254,463
Bayer AG (Germany)[1]	100,000	7,205,947
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,929,064
Lupin Ltd. (India)[1]	575,508	5,561,571
Novartis AG - ADR (Switzerland)	49,000	2,739,100
Novo Nordisk A/S - Class B (Denmark)[1]	45,000	6,526,659
Sanofi (France)[1]	26,423	2,000,248
Shire plc (Ireland)[1]	195,160	5,614,717
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,584,525
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	5,521,600

		52,187,358

Total Health Care		75,257,522

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 17.3%
Airlines - 0.4%
Deutsche Lufthansa AG (Germany)[1]	206,580	$2,388,234

Commercial Services & Supplies - 1.2%
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,691,786
Tomra Systems ASA (Norway)[1]	689,080	5,859,802

		7,551,588

Construction & Engineering - 0.9%
Larsen & Toubro Ltd. (India)[1]	206,270	5,209,660

Electrical Equipment - 3.4%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	278,000	4,536,960
Alstom S.A. (France)[1]	295,560	9,351,102
Bharat Heavy Electricals Ltd. (India)[1]	150,400	632,408
Schneider Electric S.A. (France)[1]	66,000	3,668,533
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	2,660,734

		20,849,737

Industrial Conglomerates - 3.3%
Siemens AG (Germany)[1]	237,600	19,964,895

Machinery - 2.5%
FANUC Corp. (Japan)[1]	71,000	11,671,060
Jain Irrigation Systems Ltd. (India)[1]	2,125,900	3,189,913
Jain Irrigation Systems Ltd. - DVR (India)*[1]	44,872	31,762

		14,892,735

Professional Services - 1.7%
Experian plc (Ireland)[1]	405,980	5,727,615
Qualicorp S.A. (Brazil)*	529,000	4,580,189

		10,307,804

Road & Rail - 0.9%
All America Latina Logistica S.A. (Brazil)	1,343,000	5,670,222

Trading Companies & Distributors - 1.2%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	519,400	6,982,226

Transportation Infrastructure - 1.8%
Malaysia Airports Holdings Berhad (Malaysia)[1]	6,083,700	10,687,169

Total Industrials		104,504,270

Information Technology - 11.1%
Communications Equipment - 1.1%
Alcatel-Lucent - ADR (France)*	4,100,000	6,683,000

Electronic Equipment, Instruments & Components - 3.1%
Hitachi Ltd. (Japan)[1]	2,158,000	13,305,884
Keyence Corp. (Japan)[1]	17,209	4,257,043

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Yageo Corp. (Taiwan)[1]	2,931,000	$864,835

		18,427,762

Internet Software & Services - 0.9%
NHN Corp. (South Korea)[1]	23,950	5,253,051

IT Services - 1.2%
Cap Gemini S.A. (France)[1]	202,320	7,446,547

Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co. Ltd. (South Korea)[1]	9,260	9,806,224

Software - 3.2%
Aveva Group plc (United Kingdom)[1]	203,000	5,182,884
SAP AG (Germany)[1]	239,440	14,178,571

		19,361,455

Total Information Technology		66,978,039

Materials - 5.5%
Chemicals - 5.1%
BASF SE (Germany)[1]	236,100	16,417,113
Linde AG (Germany)[1]	92,500	14,406,043

		30,823,156

Construction Materials - 0.4%
Taiwan Cement Corp. (Taiwan)[1]	1,899,827	2,272,094

Total Materials		33,095,250

Telecommunication Services - 6.7%
Diversified Telecommunication Services - 3.8%
Swisscom AG - ADR (Switzerland)[2]	106,400	4,262,384
Telefonica S.A. - ADR (Spain)	707,000	9,261,700
Telenor ASA - ADR (Norway)[2]	184,380	9,169,217

		22,693,301

Wireless Telecommunication Services - 2.9%
DiGi.com Berhad (Malaysia)[1]	8,691,800	11,673,048
SK Telecom Co. Ltd. - ADR (South Korea)	489,190	5,919,199

		17,592,247

Total Telecommunication Services		40,285,548

Utilities - 1.9%

Electric Utilities - 0.6%
E.ON AG (Germany)[1]	164,441	3,553,435

Multi-Utilities - 0.7%
GDF Suez (France)[1]	51,850	1,236,513

The accompanying notes are an integral part of the financial statements.

7

International Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities (continued)
National Grid plc (United Kingdom)[1]	286,530	$3,036,645

		4,273,158

Water Utilities - 0.6%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	3,946,278

Total Utilities		11,772,871

TOTAL COMMON STOCKS
(Identified Cost $583,368,307)		554,086,499

SHORT-TERM INVESTMENTS - 7.9%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.09%,
(Identified Cost $47,350,426)	47,350,426	47,350,426

TOTAL INVESTMENTS - 99.7%
(Identified Cost $630,718,733)		601,436,925
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,900,581

NET ASSETS - 100%		$603,337,506

ADR - American Depository Receipt

DVR - Differential Voting Rights

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of June 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 17.9%; United Kingdom 10.4%.

The accompanying notes are an integral part of the financial statements.

8

International Series

Statement of Assets & Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $630,718,733) (Note 2)	$601,436,925
Foreign currency (identified cost $152,146)	154,597
Dividends receivable	1,469,534
Receivable for fund shares sold	1,193,882
Foreign tax reclaims receivable	1,050,513
Receivable for securities sold	42,419

TOTAL ASSETS	605,347,870

LIABILITIES:

Cash overdraft	147,411
Accrued management fees (Note 3)	314,669
Accrued foreign capital gains tax (Note 2)	277,298
Accrued shareholder services fees (Class S) (Note 3)	103,255
Accrued transfer agent fees (Note 3)	29,619
Accrued fund accounting and administration fees (Note 3)	27,547
Accrued Chief Compliance Officer service fees (Note 3)	152
Accrued directors’ fees (Note 3)	8
Payable for fund shares repurchased	1,002,371
Payable for securities purchased	42,419
Other payables and accrued expenses	65,615

TOTAL LIABILITIES	2,010,364

TOTAL NET ASSETS	$603,337,506

NET ASSETS CONSIST OF:

Capital stock	$768,241
Additional paid-in-capital	639,646,402
Undistributed net investment income	5,596,627
Accumulated net realized loss on investments foreign currency and translation of other assets and liabilities	(13,084,048)
Net unrealized depreciation on investments (net of foreign capital gains tax of $277,298), foreign currency and translation of other assets and liabilities	(29,589,716)

TOTAL NET ASSETS	$603,337,506

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($525,955,724/ 68,437,016 shares)	$7.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($77,381,782/ 8,387,124 shares)	$9.23

The accompanying notes are an integral part of the financial statements.

9

International Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,542,660)	$11,393,790

EXPENSES:

Management fees (Note 3)	2,222,908
Shareholder services fees (Class S)(Note 3)	696,901
Transfer agent fees (Note 3)	97,225
Fund accounting and administration fees (Note 3)	55,840
Directors’ fees (Note 3)	5,549
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	150,843
Miscellaneous	92,005

Total Expenses	3,322,515
Less reduction of expenses (Note 3)	(106,318)

Net Expenses	3,216,197

NET INVESTMENT INCOME	8,177,593

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	(11,076,327)
Foreign currency, and translation of other assets and liabilities	42,880

(11,033,447)

Net change in unrealized appreciation (depreciation) on- Investments (net of change in accrued foreign capital gains tax of ($276,931))	4,042,729
Foreign currency and translation of other assets and liabilities	(14,548)

4,028,181

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(7,005,266)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,172,327

The accompanying notes are an integral part of the financial statements.

10

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,177,593	$6,388,364
Net realized gain (loss) on investments and foreign currency	(11,033,447)	(2,233,797)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	4,028,181	(79,628,812)

Net increase (decrease) from operations	1,172,327	(75,474,245)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(6,221,472)
From net realized gain on investments (Class S)	—	(447,449)

Total distributions to shareholders	—	(6,668,921)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	88,898,446	278,211,397

Net increase in net assets	90,070,773	196,068,231

NET ASSETS:

Beginning of period	513,266,733	317,198,502

End of period (including undistributed net investment income of $5,596,627 and distributions in excess of net investment income of $2,580,966, respectively)	$603,337,506	$513,266,733

The accompanying notes are an integral part of the financial statements.

11

International Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.61	$8.85	$8.39	$6.57	$10.87	$9.84

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.13 [1]	0.14 [1]	0.14 [1]	0.22	0.15
Net realized and unrealized gain (loss) on investments	(0.02)	(1.26)	0.86	2.10	(3.82)	1.12

Total from investment operations	0.08	(1.13)	1.00	2.24	(3.60)	1.27

Less distributions to shareholders:
From net investment income	—	(0.10)	(0.19)	(0.16)	(0.21)	(0.14)
From net realized gain on investments	—	(0.01)	(0.35)	(0.26)	(0.49)	(0.10)

Total distributions to shareholders	—	(0.11)	(0.54)	(0.42)	(0.70)	(0.24)

Net asset value - End of period	$7.69	$7.61	$8.85	$8.39	$6.57	$10.87

Net assets - End of period (000’s omitted)	$525,956	$513,267	$317,199	$267,100	$182,273	$270,080

Total return[2]	1.18%	(12.82%)	12.04%	34.23%	(33.25%)	13.01%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.10%[3]	1.16%	1.15%	1.15%	1.15%	1.16%
Net investment income	2.60%[3]	1.49%	1.68%	1.90%	2.49%	1.47%
Portfolio turnover	7%	7%	13%	17%	9%	20%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.03%[3]	N/A	0.00%[4]	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

International Series

Financial Highlights - Class I

FOR THE PERIOD 3/15/12[1] TO 6/30/12 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14
Net realized and unrealized gain (loss) on investments	(0.91)

Total from investment operations	(0.77)

Net asset value - End of period	$9.23

Net assets - End of period (000’s omitted)	$77,382

Total return[3]	(7.70%)
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.85%[4]
Net investment income	5.20%[4]
Portfolio turnover	7%

*The investment advisor did not impose all or a portion of its management fees and/or other fees during the period. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

0.06%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective March 15, 2012, Class A shares of the Series have been redesignated as Class S shares and the Series issued Class I shares. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

14

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$58,382,710	$4,822,772	$53,559,938	$—
Consumer Staples	110,189,197	25,319,401	84,869,796	—
Energy	22,000,571	13,260,172	8,740,399	—
Financials	31,620,521	—	31,620,521	—
Health Care	75,257,522	31,157,125	44,100,397	—
Industrials	104,504,270	21,769,597	82,734,673	—
Information Technology	66,978,039	6,683,000	60,295,039	—
Materials	33,095,250	—	33,095,250	—
Telecommunication Services	40,285,548	15,180,899	25,104,649	—
Utilities	11,772,871	3,946,278	7,826,593	—
Mutual funds	47,350,426	47,350,426	—	—

Total assets	$601,436,925	$169,489,670	$431,947,255	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net

15

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

As of June 30, 2012, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Deferred foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

16

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Effective March 15, 2012, Class I shares were issued. The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

In conjunction with the Agreement, effective December 31, 2011, the Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’s shareholder services fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived fees of $106,318 for the six months ended June 30, 2012, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account

17

International Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $165,082,323 and $37,069,929, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	20,829,531	$165,926,627	39,738,147	$345,262,813
Reinvested	—	—	858,309	6,430,759
Repurchased	(19,838,478)	(159,703,338)	(8,992,251)	(73,482,175)

Total	991,053	$6,223,289	31,604,205	$278,211,397

CLASS I	FOR THE PERIOD 3/15/12 (COMMENCEMENT OF OPERATIONS) TO 6/30/12
	SHARES	AMOUNT
Sold	8,591,473	$84,593,996
Reinvested	—	—
Repurchased	(204,349)	(1,918,839)

Total	8,387,124	$82,675,157

Approximately 40% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of

18

International Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities (continued)

currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income    $6,668,921

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$630,718,733
Unrealized appreciation	60,029,382
Unrealized depreciation	(89,311,190)

Net unrealized depreciation	$(29,281,808)

19

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20

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21

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNINT-6/12-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2012

WORLD OPPORTUNITIES SERIES
www.manning-napier.com

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,049.80	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

World Opportunities Series

Portfolio Composition as of June 30, 2012

(unaudited)

Country Allocation[1]

Cash, short-term investments, other assets, less liabilities - 4.2%
Australia - 3.5%
Belgium - 2.7%
Brazil - 3.8%
Canada - 7.7%
China - 3.3%
France - 13.4%
Germany - 5.2%
Guernsey - 2.7%
Ireland - 4.4%
Japan - 6.4%
Netherlands - 5.2%
Norway - 3.0%
Switzerland - 9.8%
United Kingdom - 16.8%
United States - 2.6%
Miscellaneous[2] - 5.3%

[1]As a percentage of net assets.
[2]Miscellaneous
- Bermuda 0.2%
- Denmark 1.1%
- Greece 0.3%
- India 0.3%
- Italy 0.8%
- South Africa 0.7%
- Spain 1.9%

Sector Allocation[3]

Cash, short-term investments, and liabilities, less other assets - 4.2%
Telecommunication Services - 2.1%
Materials - 8.2%
Information Technology - 8.9%
Industrials - 14.0%
Health Care - 10.6%
Financials - 5.6%
Energy - 12.8%
Consumer Staples - 21.6%
Consumer Discretionary - 12.0%

[3]As a percentage of net assets.

2

World Opportunities Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS - 95.8%

Consumer Discretionary - 12.0%
Automobiles - 2.3%
Suzuki Motor Corp. (Japan)[1]	3,120,100	$64,064,644
Toyota Motor Corp. (Japan)[1]	1,959,400	79,085,737

		143,150,381

Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes S.A. (Brazil)	4,725,250	59,944,919

Hotels, Restaurants & Leisure - 1.8%
Accor S.A. (France)[1]	3,563,690	111,676,768

Internet & Catalog Retail - 0.2%
Ocado Group plc (United Kingdom)*[1]	11,196,880	13,660,487

Media - 4.2%
British Sky Broadcasting Group plc (United Kingdom)[1]	6,568,780	71,611,967
Societe Television Francaise 1 (France)[1,2]	10,709,300	85,512,744
Virgin Media, Inc. - ADR (United Kingdom)	4,392,860	107,141,855

		264,266,566

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)[1]	16,410,900	83,689,489

Textiles, Apparel & Luxury Goods - 1.2%
Adidas AG (Germany)[1]	1,003,550	71,932,549

Total Consumer Discretionary		748,321,159

Consumer Staples - 21.6%
Beverages - 4.0%
Anheuser-Busch InBev N.V. (Belgium)[1]	1,705,500	134,464,042
Carlsberg A/S - Class B (Denmark)[1]	638,350	50,386,737
SABMiller plc (United Kingdom)[1]	1,605,600	64,418,505

		249,269,284

Food & Staples Retailing - 6.7%
Carrefour S.A. (France)[1]	6,126,580	113,129,990
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	4,013,930	18,872,496
Koninklijke Ahold N.V. (Netherlands)[1]	9,126,870	113,057,560
Tesco plc (United Kingdom)[1]	35,520,950	172,625,088

		417,685,134

Food Products - 7.7%
Danone S.A. (France)[1]	2,587,670	160,815,271
Nestle S.A. (Switzerland)[1]	2,873,420	171,479,587
Unilever plc - ADR (United Kingdom)	4,367,970	147,331,628

		479,626,486

Household Products - 0.8%
Reckitt Benckiser Group plc (United Kingdom)[1]	943,630	49,877,294

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 2.4%
Beiersdorf AG (Germany)[1]	1,130,180	$73,266,955
Natura Cosmeticos S.A. (Brazil)	3,293,700	75,926,467

		149,193,422

Total Consumer Staples		1,345,651,620

Energy - 12.8%
Energy Equipment & Services - 5.6%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	3,422,776	88,529,360
Petroleum Geo-Services ASA (Norway)[1]	2,414,580	29,511,189
Schlumberger Ltd. (United States)	2,539,640	164,848,032
Trican Well Service Ltd. (Canada)	5,492,310	63,387,332

		346,275,913

Oil, Gas & Consumable Fuels - 7.2%
Cameco Corp. (Canada)	6,450,070	141,579,037
Encana Corp. (Canada)	3,163,560	65,896,955
Petroleo Brasileiro S.A. - ADR (Brazil)	4,753,220	86,223,411
Talisman Energy, Inc. (Canada)	13,761,220	157,738,373

		451,437,776

Total Energy		797,713,689

Financials - 5.6%
Commercial Banks - 1.8%
HSBC Holdings plc (United Kingdom)[1]	12,696,610	111,880,165

Diversified Financial Services - 1.1%
Deutsche Boerse AG (Germany)[1]	1,272,670	68,662,031

Insurance - 1.8%
Admiral Group plc (United Kingdom)[1]	3,879,040	72,360,287
Mapfre S.A. (Spain)[1]	18,825,949	38,298,727

		110,659,014

Real Estate Investment Trusts (REITS) - 0.9%
Land Securities Group plc (United Kingdom)[1]	4,864,580	56,360,645

Total Financials		347,561,855

Health Care - 10.6%
Health Care Equipment & Supplies - 2.1%
BioMerieux (France)[1]	164,844	13,574,785
Mindray Medical International Ltd. - ADR (China)	2,811,990	85,175,177
Straumann Holding AG (Switzerland)[1]	210,450	30,953,091

		129,703,053

Health Care Providers & Services - 3.6%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	11,016,850	42,015,380

The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[1]	13,993,267	$183,018,891

		225,034,271

Life Sciences Tools & Services - 3.7%
Lonza Group AG (Switzerland)[1,2]	3,365,341	140,015,517
QIAGEN N.V. (Netherlands)*[1]	3,950,010	66,141,323
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	1,830,198	25,842,396

		231,999,236

Pharmaceuticals - 1.2%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	630,920	18,725,706
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,365,800	56,127,142

		74,852,848

Total Health Care		661,589,408

Industrials - 14.0%
Aerospace & Defense - 1.0%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	1,823,150	64,705,061

Air Freight & Logistics - 0.5%
PostNL N.V. (Netherlands)[1]	7,232,403	29,880,313
TNT Express N.V. (Netherlands)[1]	1,274	14,945

		29,895,258

Airlines - 3.4%
Ryanair Holdings plc - ADR (Ireland)*	6,877,110	209,064,144

Commercial Services & Supplies - 0.9%
Edenred (France)[1]	1,903,969	53,976,384

Electrical Equipment - 1.5%
Nexans S.A. (France)[1]	1,124,050	43,601,449
Prysmian S.p.A. (Italy)[1]	3,233,870	48,236,564

		91,838,013

Industrial Conglomerates - 1.8%
Siemens AG (Germany)[1]	1,340,070	112,602,514

Machinery - 0.8%
Westport Innovations, Inc. - ADR (Canada)*	1,393,190	51,199,733

Marine - 1.7%
D/S Norden A/S (Denmark)[1]	393,050	10,432,380
Diana Shipping, Inc. - ADR (Greece)*	2,209,670	17,191,233
Mitsui OSK Lines Ltd. (Japan)[1]	8,932,000	32,198,645
Nippon Yusen Kabushiki Kaisha (Japan)[1]	12,259,000	32,423,152
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	34,197,086	14,710,599

		106,956,009

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 1.6%
Adecco S.A. (Switzerland)[1]	1,212,240	$53,908,078
Randstad Holding N.V. (Netherlands)[1]	1,665,340	49,105,827

		103,013,905

Road & Rail - 0.2%
All America Latina Logistica S.A. (Brazil)	3,610,890	15,245,381

Transportation Infrastructure - 0.6%
Groupe Eurotunnel S.A. (France)[1]	4,376,060	35,569,975

Total Industrials		874,066,377

Information Technology - 8.9%
Communications Equipment - 0.9%
Alcatel-Lucent - ADR (France)*	34,560,340	56,333,354

Internet Software & Services - 1.5%
Tencent Holdings Ltd. (China)[1]	3,179,000	93,879,956

IT Services - 4.9%
Amadeus IT Holding S.A. - Class A (Spain)[1]	3,017,690	63,933,589
Amdocs Ltd. - ADR (Guernsey)*	5,707,690	169,632,547
Cap Gemini S.A. (France)[1]	2,004,980	73,794,872

		307,361,008

Semiconductors & Semiconductor Equipment - 1.6%
Sumco Corp. (Japan)*[1]	4,238,900	38,559,724
Tokyo Electron Ltd. (Japan)[1]	1,273,100	59,701,904

		98,261,628

Total Information Technology		555,835,946

Materials - 8.2%
Chemicals - 4.6%
Chr. Hansen Holding A/S (Denmark)[1]	221,984	5,719,466
Johnson Matthey plc (United Kingdom)[1]	2,837,760	98,412,768
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	666,800	36,719,344
Syngenta AG (Switzerland)[1]	436,700	149,493,411

		290,344,989

Construction Materials - 2.1%
CRH plc (Ireland)[1]	3,247,160	62,647,550
Holcim Ltd. (Switzerland)[1]	1,189,900	65,926,990

		128,574,540

Metals & Mining - 1.5%
Alumina Ltd. (Australia)[1]	44,408,320	36,423,801
Norsk Hydro ASA (Norway)[1]	6,145,690	27,715,094

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Umicore S.A. (Belgium)[1]	679,010	$31,394,162

		95,533,057

Total Materials		514,452,586

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Telenor ASA (Norway)[1]	7,824,920	130,819,337

TOTAL COMMON STOCKS (Identified Cost $6,693,781,183)		5,976,011,977

SHORT-TERM INVESTMENTS - 3.5%

Dreyfus Cash Management, Inc. - Institutional Shares, 0.09%,[4] (Identified Cost $219,112,837)	219,112,837	219,112,837

TOTAL INVESTMENTS - 99.3% (Identified Cost $6,912,894,020)		6,195,124,814
OTHER ASSETS, LESS LIABILITIES - 0.7%		42,584,469

NET ASSETS - 100%		$6,237,709,283

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Affiliated company as defined by the Investment Company Act of 1940.

3Traded on Hong Kong exchange.

4Rate shown is the current yield as of June 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 16.8%; France - 13.4%.

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $6,912,894,020) (Note 2)	$6,195,124,814
Foreign currency (identified cost $305,120)	312,449
Receivable for fund shares sold	26,045,633
Receivable for securities sold	6,025,187
Foreign tax reclaims receivable	14,320,791
Dividends receivable	11,830,393

TOTAL ASSETS	6,253,659,267

LIABILITIES:

Cash overdraft	1,596,308
Accrued management fees (Note 3)	4,904,189
Accrued transfer agent fees (Note 3)	676,972
Accrued fund accounting and administration fees (Note 3)	214,968
Accrued directors’ fees (Note 3)	34,672
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for fund shares repurchased	7,277,567
Payable for securities purchased	449,353
Other payables and accrued expenses	795,804

TOTAL LIABILITIES	15,949,984

TOTAL NET ASSETS	$6,237,709,283

NET ASSETS CONSIST OF:

Capital stock	$8,965,562
Additional paid-in-capital	7,205,982,159
Undistributed net investment income	81,939,952
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(341,127,248)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(718,051,142)

TOTAL NET ASSETS	$6,237,709,283

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($6,237,709,283/896,556,181 shares)	$6.96

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $13,952,757)	$114,181,029

EXPENSES:

Management fees (Note 3)	31,995,169
Transfer agent fees (Note 3)	1,101,655
Fund accounting and administration fees (Note 3)	431,130
Directors’ fees (Note 3)	88,424
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	783,200
Miscellaneous	638,937

Total Expenses	35,039,759

NET INVESTMENT INCOME	79,141,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	(206,614,104)
Foreign currency and translation of other assets and liabilities	(3,473,309)

(210,087,413)

Net change in unrealized appreciation (depreciation) on-
Investments	432,505,962
Foreign currency and translation of other assets and liabilities	(262,971)

432,242,991

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	222,155,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$301,296,848

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$79,141,270	$210,541,375
Net realized gain (loss) on investments and foreign currency	(210,087,413)	166,635,236
Net change in unrealized appreciation (depreciation) on investments and foreign currency	432,242,991	(1,794,613,741)

Net increase (decrease) from operations	301,296,848	(1,417,437,130)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(211,565,406)
From net realized gain on investments	—	(300,648,970)

Total distributions to shareholders	—	(512,214,376)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(30,616,416)	1,441,254,223

Net increase (decrease) in net assets	270,680,432	(488,397,283)

NET ASSETS:

Beginning of period	5,967,028,851	6,455,426,134

End of period (including undistributed net investment income of $81,939,952 and $2,798,682,respectively)	$6,237,709,283	$5,967,028,851

The accompanying notes are an integral part of the financial statements.

10

World Opportunities Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.63	$8.61	$8.12	$5.88	$10.07	$9.58

Income (loss) from investment operations:
Net investment income	0.09 [1]	0.24 [1,2]	0.07 [1]	0.04 [1]	0.10	0.05
Net realized and unrealized gain (loss) on investments	0.24	(1.64)	0.67	2.26	(4.08)	1.36

Total from investment operations	0.33	(1.40)	0.74	2.30	(3.98)	1.41

Less distributions to shareholders:
From net investment income	—	(0.24)	(0.07)	(0.06)	(0.03)	(0.05)
From net realized gain on investments	—	(0.34)	(0.18)	—	(0.18)	(0.87)

Total distributions to shareholders	—	(0.58)	(0.25)	(0.06)	(0.21)	(0.92)

Net asset value - End of period	$6.96	$6.63	$8.61	$8.12	$5.88	$10.07

Net assets - End of period (000’s omitted)	$6,237,709	$5,967,029	$6,455,426	$4,917,459	$1,340,057	$841,864

Total return[3]	4.98%	(16.14%)	9.23%	39.12%	(40.07%)	15.13%
Ratios (to average net assets)/
Supplemental Data:
Expenses *	1.10%[4]	1.09%	1.11%	1.17%	1.16%	1.14%
Net investment income	2.47%[4]	2.84%[2]	0.92%	0.60%	2.17%	0.75%
Portfolio turnover	26%	52%	39%	42%	34%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.00%[5]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$748,321,159	$167,086,774	$581,234,385	$—
Consumer Staples	1,345,651,620	223,258,095	1,122,393,525	—
Energy	797,713,689	679,673,140	118,040,549	—
Financials	347,561,855	—	347,561,855	—
Health Care	661,589,408	129,743,279	531,846,129	—
Industrials	874,066,377	292,700,491	581,365,886	—
Information Technology	555,835,946	225,965,901	329,870,045	—
Materials	514,452,586	—	514,452,586	—
Telecommunication Services	130,819,337	—	130,819,337	—
Mutual funds	219,112,837	219,112,837	—	—

Total assets	$6,195,124,814	$1,937,540,517	$4,257,584,297	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in securities of affiliated companies for the six months ended June 30, 2012:

NAME OF ISSUER	VALUE AT 12/31/11	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/12	SHARES HELD AT 6/30/12	DIVIDEND INCOME 1/1/12 THROUGH 6/30/12	NET REALIZED GAIN (LOSS) 1/1/12 THROUGH 6/30/12
Lonza Group AG
(Switzerland)*	$246,370,022	$ —	$39,768,198	$140,015,517	3,365,341	$8,629,007	$(41,154,666)
Mindray Medical
International Ltd. - ADR
(China)**	$131,720,116	$ —	$67,437,568	$85,175,177	2,811,990	$1,124,796	$5,070,571
Societe Television
Francaise 1 (France)***	$104,173,664	$ —	$—	$85,512,744	10,709,300	$7,792,291	$—

* Security was an affiliated company for the period January 28, 2011 - June 30, 2012.

** Security was an affiliated company for the period June 27, 2011 - January 18, 2012.

*** Security was an affiliated company for the period September 9, 2011 - June 30, 2012.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

15

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,576,196,916 and $1,640,055,502, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	138,669,948	$989,813,587	429,725,249	$3,613,514,759
Reinvested	—	—	63,389,852	412,740,391
Repurchased	(142,444,977)	(1,020,430,003)	(342,840,413)	(2,585,000,927)

Total	(3,775,029)	$(30,616,416)	150,274,688	$1,441,254,223

Approximately 2% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. In addition, one shareholder owned 115,682,570 shares (12.90% of shares outstanding) valued at $805,150,668. Investment activities of this shareholder may have a material effect on the Series.

6.	Line of Credit

The Series entered into a $50 million credit facility (the “line of credit”) with Bank of New York Mellon on June 9, 2011. The Series may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Series pays an annual commitment fee on the unused portion of the line of credit which amounted to $24,863 for the period January 1, 2012 to June 30, 2012, which is included in miscellaneous expenses in the Statement of Operations. Interest on the used portion is charged to the Series based on rates determined pursuant to the terms of the agreement at the time of borrowing. During the period June 9, 2011 to June 30, 2012, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2012.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

16

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$239,945,364
Long-term capital gains	272,269,012

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Series did not have pre or post-enactment net capital loss carryfowards.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$6,945,838,735
Unrealized appreciation	280,861,643
Unrealized depreciation	(1,031,575,564)

Net unrealized depreciation	$(750,713,921)

17

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18

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNWOP-06/12-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2012

OHIO TAX EXEMPT SERIES
www.manning-napier.com

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,016.80	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.92

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2012

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 96.0%

Akron, Recreational Facilities Impt., G.O. Bond	6.500%	11/1/2015	Aa3	$300,000	$359,259
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	200,000	208,248
Akron, Various Purposes Impt., Series B, G.O. Bond	5.000%	12/1/2031	AA2	300,000	327,747
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR3	285,000	311,693
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	235,682
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	15,000	15,965
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	108,626
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1	100,000	104,515
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	522,125
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1	1,355,000	1,529,768
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2	600,000	762,894
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	6/1/2016	Aa2	200,000	204,236
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2	315,000	336,007
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2	500,000	533,345
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2	1,170,000	1,248,027
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	236,812
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa	200,000	221,698
Cincinnati Water Systems, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa	400,000	454,324
Cincinnati, Series B, G.O. Bond	1.500%	12/1/2014	Aa1	360,000	368,050
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa1	250,000	258,593
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1	170,000	186,656
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	4.000%	1/1/2014	Aa1	500,000	526,915
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	540,705
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	514,400
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	250,000	278,490
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2029	Aa2	1,000,000	1,113,960
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	300,000	332,385
Columbus, Limited Tax, Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	273,160

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Columbus, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	$895,000	$977,913
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2013	Aaa	500,000	517,410
Columbus, Public Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa	100,000	106,885
Columbus, Series A, G.O. Bond	5.000%	6/15/2013	Aaa	200,000	209,176
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	439,872
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	464,780
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	279,300
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	223,440
Dublin City School District, Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aaa	100,000	102,183
Eaton Community City School District, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	518,440
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa2	200,000	244,764
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	315,000	340,096
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	571,730
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	108,817
Green, G.O. Bond	2.000%	12/1/2014	AA2	285,000	294,308
Greene County Water System, Revenue Bond	3.500%	12/1/2026	Aa2	300,000	306,600
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	415,000	446,602
Hamilton County, Series A, Revenue Bond, NATL	5.250%	12/1/2012	Aa2	500,000	510,720
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	221,100
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	110,602
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	107,716
Hamilton, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3	120,000	131,375
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	221,568
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3	275,000	314,908
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa2	450,000	494,082
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa2	500,000	507,030
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2	225,000	250,929
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2	705,000	786,244
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	513,265
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2	1,140,000	1,246,761
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3	200,000	219,986
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	200,000	223,472

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2	$300,000	$342,897
Lucas County, G.O. Bond	3.000%	12/1/2012	Aa2	200,000	202,214
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA2	100,000	109,710
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	Aa3	300,000	321,894
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3	100,000	110,236
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	Aa3	180,000	182,848
Marysville, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa3	155,000	157,942
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa	925,000	989,417
Massillon City School District, Various Purposes Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/1/2014	Baa2	100,000	101,603
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3	260,000	264,573
Mentor City, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1	200,000	206,024
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2	300,000	305,307
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	271,545
Middletown, Public Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2	230,000	271,308
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2	100,000	117,758
Montgomery County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2012	Aa1	200,000	204,050
Mount Healthy City School District, G.O. Bond, AGM.	5.000%	12/1/2031	Aa3	200,000	216,248
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa3	145,000	159,177
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2	1,025,000	1,157,502
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA[2]	270,000	295,010
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	231,610
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	25,000	27,849
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA[2]	575,000	650,239
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1	180,000	192,004
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1	350,000	369,362
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1	250,000	268,117
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1	300,000	327,189
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	621,130

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1	$800,000	$842,552
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3	100,000	109,366
Pickerington Local School District, G.O. Bond, NATL .	4.250%	12/1/2034	Aa2	230,000	234,683
Portsmouth City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2023	Aa2	440,000	448,910
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA2	200,000	213,338
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A2	225,000	234,439
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa2	100,000	106,415
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa2	100,000	119,942
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1	100,000	125,455
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	294,430
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA2	300,000	309,474
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1	100,000	116,068
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2	200,000	217,894
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2	180,000	197,487
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2	100,000	109,814
Twinsburg, Series A, G.O. Bond	2.000%	12/1/2012	Aa2	155,000	156,170
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	257,706
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA2	180,000	196,007
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa	100,000	105,232
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	10,000	10,036

TOTAL MUNICIPAL BONDS
(Identified Cost $35,916,619)					37,206,540

SHORT-TERM INVESTMENTS - 3.6%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $1,380,485)				1,380,485	1,380,485

TOTAL INVESTMENTS - 99.6%
(Identified Cost $37,297,104)					38,587,025
OTHER ASSETS, LESS LIABILITIES - 0.4%					169,407

NET ASSETS - 100%					$38,756,432

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2012, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 24.2%; NATL -15.0%.

7

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $37,297,104) (Note 2)	$38,587,025
Interest receivable	190,195
Receivable for fund shares sold	36,523

TOTAL ASSETS	38,813,743

LIABILITIES:

Accrued management fees (Note 3)	15,867
Accrued fund accounting and administration fees (Note 3)	13,839
Accrued transfer agent fees (Note 3)	702
Accrued directors’ fees (Note 3)	304
Accrued Chief Compliance Officer service fees (Note 3)	152
Audit fees payable	18,837
Printing fees payable	4,129
Other payables and accrued expenses	3,481

TOTAL LIABILITIES	57,311

TOTAL NET ASSETS	$38,756,432

NET ASSETS CONSIST OF:

Capital stock	$35,638
Additional paid-in-capital	37,354,384
Undistributed net investment income	77,723
Accumulated net realized loss on investments	(1,234)
Net unrealized appreciation on investments	1,289,921

TOTAL NET ASSETS	$38,756,432

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($38,756,432/3,563,769 shares)	$10.88

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$419,760

EXPENSES:

Management fees (Note 3)	96,119
Fund accounting and administration fees (Note 3)	26,258
Transfer agent fees (Note 3)	1,354
Chief Compliance Officer service fees (Note 3)	1,244
Directors’ fees (Note 3)	468
Audit fees	14,499
Custodian fees	1,346
Miscellaneous	7,840

Total Expenses	149,128

NET INVESTMENT INCOME	270,632

UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net change in unrealized appreciation (depreciation) on investments	339,137

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$609,769

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$270,632	$910,494
Net realized gain on investments	—	557,776
Net change in unrealized appreciation on investments	339,137	1,718,313

Net increase from operations	609,769	3,186,583

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(250,619)	(885,902)
From net realized gain on investments	—	(562,422)

Total distributions to shareholders	(250,619)	(1,448,324)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	721,355	1,567,913

Net increase in net assets	1,080,505	3,306,172

NET ASSETS:

Beginning of period	37,675,927	34,369,755

End of period (including undistributed net investment income of $77,723 and $57,710, respectively)	$38,756,432	$37,675,927

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.77	$10.30	$10.62	$9.82	$10.43	$10.46

Income (loss) from investment operations:
Net investment income	0.08 [1]	0.26 [1]	0.35 [1]	0.36 [1]	0.38	0.34
Net realized and unrealized gain (loss) on investments	0.10	0.62	(0.33)	0.91	(0.57)	— [2]

Total from investment operations	0.18	0.88	0.02	1.27	(0.19)	0.34

Less distributions to shareholders:
From net investment income	(0.07)	(0.25)	(0.34)	(0.37)	(0.36)	(0.37)
From net realized gain on investments	—	(0.16)	—	(0.10)	(0.06)	—

Total distributions to shareholders	(0.07)	(0.41)	(0.34)	(0.47)	(0.42)	(0.37)

Net asset value - End of period	$10.88	$10.77	$10.30	$10.62	$9.82	$10.43

Net assets - End of period (000’s omitted)	$38,756	$37,676	$34,370	$24,875	$20,844	$26,432

Total return[3]	1.68%	8.65%	0.14%	13.09%	(1.74%)	3.28%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.78%[4]	0.80%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.41%[4]	2.41%	3.25%	3.39%	3.58%	3.47%
Portfolio turnover	1%	60%	0%[5]	11%	15%	3%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[6]	0.03%	0.01%	0.00%[6]

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.
3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 1%.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$37,206,540	$—	$37,206,540	$—
Mutual funds	1,380,485	1,380,485	—	—

Total assets	$38,587,025	$1,380,485	$37,206,540	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,441,477 and $225,000, respectively. There were no purchases or sales of U.S. Government securities.

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	184,305	$2,008,863	518,985	$5,420,978
Reinvested	22,227	240,835	131,225	1,404,385
Repurchased	(140,833)	(1,528,343)	(487,962)	(5,257,450)

Total	65,699	$721,355	162,248	$1,567,913

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$83,848
Tax exempt income	885,554
Long-term capital gains	478,922

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,297,104
Unrealized appreciation	1,298,450
Unrealized depreciation	(8,529)

Net unrealized appreciation	$1,289,921

16

{This page intentionally left blank}

17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNOTE-06/12-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2012

DIVERSIFIED TAX EXEMPT SERIES
www.manning-napier.com

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,016.90	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$2.87

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2012

(unaudited)

Credit Quality Ratings[2,3]		Top Ten States[4]
Aaa	35.0%	Texas	6.3%
Aa	49.0%	Massachusetts	5.8%
A	7.5%	North Carolina	5.6%
Baa	3.1%	Tennessee	4.9%
Unrated investments	0.5%	Utah	4.9%
Cash, short-term investments, and other assets,		Maryland	4.8%
less liabilities	4.9%	Georgia	4.6%
		Virginia	4.6%
		Florida	4.4%
		Indiana	3.9%
2As a percentage of net assets.
[3]Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.		4As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 95.1%

ALABAMA - 0.2%

Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR2	$665,000	$680,474

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2	500,000	614,510

ARIZONA - 1.3%

Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2	2,215,000	2,308,539
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1	1,700,000	1,857,335

					4,165,874

ARKANSAS - 1.4%

Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1	2,340,000	2,514,143
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1	1,000,000	1,087,490
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2	1,000,000	1,060,150

					4,661,783

CALIFORNIA - 0.7%

Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2	840,000	905,780
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1	1,395,000	1,415,953

					2,321,733

COLORADO - 1.5%

Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2	1,420,000	1,447,690
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A3	1,000,000	1,034,890
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2	1,500,000	1,766,505
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA3	500,000	579,650

					4,828,735

CONNECTICUT - 0.4%

Bridgeport, Public Impt., Series A, G.O. Bond	5.000%	2/15/2024	A1	500,000	573,335

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

CONNECTICUT (continued)

New Haven, Public Impt., Series A, G.O. Bond, AGM.	5.000%	3/1/2027	Aa3	$500,000	$567,260

					1,140,595

DELAWARE - 2.6%

Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2013	Aaa	450,000	464,521
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa	1,000,000	1,078,050
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	1,710,000	1,916,619
Delaware State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2013	Aaa	2,720,000	2,796,922
New Castle County, Public Impt., Series A, G.O. Bond	5.000%	7/15/2020	Aaa	750,000	945,563
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,328,541

					8,530,216

DISTRICT OF COLUMBIA - 1.4%

District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,683,525
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,261,700
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2022	Aa2	500,000	521,910

					4,467,135

FLORIDA - 4.3%

Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,815,000	1,944,591
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,275,000
Florida State Department of Transportation, Public Impt., Series A, G.O. Bond	4.000%	7/1/2015	Aa1	1,350,000	1,488,645
Florida State Department of Transportation, Public Impt., Series B, G.O. Bond	5.000%	7/1/2022	Aa1	1,000,000	1,229,910
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1	1,000,000	1,117,840
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,907,225
Orlando Utilities Commission, Revenue Bond	5.250%	10/1/2014	Aa2	650,000	720,869
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa	1,020,000	1,119,287
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA3	1,000,000	1,083,800
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2	1,000,000	1,088,250

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

FLORIDA (continued)

Winter Park, Water Utility Impt., Revenue Bond	5.000%	12/1/2034	Aa2	$250,000	$274,320

					14,249,737

GEORGIA - 4.6%

Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3	1,500,000	1,556,535
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA3	1,000,000	1,075,850
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa	1,000,000	1,096,990
DeKalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa3	1,000,000	1,010,740
DeKalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2	1,000,000	1,035,020
Forsyth County, Public Impt., Series B, G.O. Bond	5.000%	3/1/2013	Aaa	670,000	691,855
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3	1,000,000	1,051,450
Georgia State, Public Impt., Series D, G.O. Bond	5.000%	7/1/2013	Aaa	1,100,000	1,153,009
Georgia State, School Impt., Prerefunded Balance, Series F, G.O. Bond	5.000%	11/1/2015	Aaa	500,000	508,150
Georgia State, School Impt., Series C-1, G.O. Bond	5.000%	10/1/2014	Aaa	1,415,000	1,561,849
Georgia State, Series B, G.O. Bond	5.000%	7/1/2015	Aaa	2,000,000	2,269,440
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa	1,000,000	1,077,320
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR2	1,000,000	1,024,530

					15,112,738

HAWAII - 1.6%

Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2	875,000	925,960
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2	500,000	545,895
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2	550,000	608,195
Honolulu County, Series B, G.O. Bond	5.000%	8/1/2020	Aa1	1,500,000	1,865,160
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2	500,000	546,375
Honolulu County, Water Utility Impt., G.O. Bond, FGIC	6.000%	12/1/2014	Aa1	750,000	848,993

					5,340,578

ILLINOIS - 0.8%

Chicago, Prerefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	170,000	174,104
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	350,000	353,097

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

ILLINOIS (continued)

Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA3	$1,115,000	$1,190,775
Springfield, Electric Light & Power Impt., Revenue Bond, NATL	5.000%	3/1/2035	A1	1,000,000	1,020,760

					2,738,736

INDIANA - 3.8%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A3	1,450,000	1,618,041
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A3	1,015,000	1,059,345
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1	1,000,000	1,064,600
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2021	Aa1	2,000,000	2,187,300
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1	1,380,000	1,509,237
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3	1,000,000	1,116,690
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A3	645,000	699,064
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa2	3,000,000	3,299,910

					12,554,187

IOWA - 3.0%

Ankeny, Series B, G.O. Bond	4.000%	6/1/2013	Aa2	1,550,000	1,603,459
Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa	440,000	464,191
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa	1,000,000	1,049,700
Des Moines, Public Impt., Series A, G.O. Bond	2.000%	6/1/2013	Aa1	1,000,000	1,016,830
Dubuque City, Series D, Revenue Bond	4.000%	6/1/2030	Aa3	470,000	482,460
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1	425,000	442,697
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa	425,000	437,019
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2	1,000,000	1,147,010
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa	995,000	1,052,391
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1	940,000	965,258

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

IOWA (continued)

West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA[3]	$1,000,000	$1,032,520

					9,693,535

KANSAS - 1.7%

Johnson County Water District No. 1, Revenue Bond.	3.250%	12/1/2030	Aaa	1,000,000	1,002,450
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1	2,000,000	2,263,140
Scott County, G.O. Bond	4.750%	4/1/2040	A3	1,000,000	1,103,500
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3	1,000,000	1,134,990

					5,504,080

LOUISIANA - 0.6%

Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2	660,000	686,123
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2	1,090,000	1,130,592

					1,816,715

MAINE - 0.3%

Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1	1,000,000	1,034,400

MARYLAND - 4.8%

Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,880,590
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	1,057,500
Baltimore County, Public Impt., G.O. Bond	5.000%	2/1/2014	Aaa	2,250,000	2,417,535
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1	1,410,000	1,530,738
Howard County, Public Impt., Series A, G.O. Bond	4.500%	2/15/2030	Aaa	1,000,000	1,112,390
Maryland State, Public Impt., First Series, G.O. Bond	5.000%	3/15/2013	Aaa	1,000,000	1,034,280
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa	1,000,000	1,051,200
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa	1,000,000	1,094,770
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa	500,000	553,700
Maryland State, Public Impt., Series B, G.O. Bond	3.000%	3/15/2015	Aaa	1,000,000	1,068,630
Ocean City, Public Impt., G.O. Bond	4.000%	10/1/2022	Aa2	1,000,000	1,164,720
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa	550,000	594,039
Prince George’s County, Public Impt., Series D, G.O. Bond	5.000%	12/1/2012	Aaa	735,000	750,009

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MARYLAND (continued)
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa	$400,000	$426,492

					15,736,593

MASSACHUSETTS - 5.8%

Barnstable, G.O. Bond	3.000%	6/15/2013	AAA[3]	670,000	687,487
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1	1,000,000	1,148,570
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa	500,000	556,220
Cambridge, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa	1,195,000	1,227,325
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1	1,000,000	1,107,360
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1	500,000	560,930
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1	1,790,000	1,890,025
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1	520,000	559,665
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	4.000%	12/1/2021	Aa1	1,500,000	1,704,630
Commonwealth of Massachusetts, Series A, G.O. Bond	4.750%	8/1/2038	Aa1	500,000	536,545
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1	590,000	612,509
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1	500,000	514,055
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1	1,000,000	1,108,310
Franklin, School Impt., Municipal Purpose Loan, G.O. Bond	4.000%	11/15/2021	AA3	725,000	845,111
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2	910,000	972,644
Massachusetts Bay Transportation Authority, Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2034	Aa1	1,000,000	1,092,430
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1	2,000,000	2,088,200
Natick, School Impt., G.O. Bond	3.000%	6/15/2013	AAA[3]	1,000,000	1,026,390
Northampton, Public Impt., G.O. Bond	4.000%	12/1/2019	Aa2	665,000	780,896

					19,019,302

MICHIGAN - 0.8%

Detroit City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2	750,000	779,445

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MICHIGAN (continued)

Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2	$1,695,000	$1,749,172

					2,528,617

MINNESOTA - 1.3%

Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa	1,000,000	1,086,890
Minnesota State, Public Impt., G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,103,520
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1	1,000,000	1,095,850
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	125,000	140,213

					4,426,473

MISSOURI - 2.5%

Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA3	1,000,000	1,057,940
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	Aaa	995,000	1,080,311
Jackson County School District No. R-IV Blue
Springs, Series A, G.O. Bond	2.750%	3/1/2013	AA3	1,340,000	1,362,673
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa	830,000	916,137
Missouri State, Water Pollution Control, Prerefunded Balance, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,850,143
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3	1,015,000	1,101,721

					8,368,925

NEBRASKA - 1.6%

Lancaster County School District No. 1, G.O. Bond	5.000%	1/15/2013	Aaa	400,000	410,352
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa3	2,640,000	2,731,634
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2	1,950,000	2,001,207

					5,143,193

NEVADA - 0.8%

Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1	1,000,000	1,083,640
Las Vegas Valley Water District, Water Utility Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa2	1,500,000	1,627,185

					2,710,825

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW HAMPSHIRE - 2.7%

Manchester, Series F, G.O. Bond	3.750%	12/1/2025	Aa1	$1,005,000	$1,074,777
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1	2,000,000	2,232,900
New Hampshire State, Series A, G.O. Bond	5.000%	7/1/2019	Aa1	600,000	746,826
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2012	Aa1	1,000,000	1,014,030
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1	1,500,000	1,656,000
Portsmouth City, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1	820,000	862,435
Portsmouth City, School Impt., G.O. Bond	4.000%	12/1/2019	Aa1	1,165,000	1,377,007

					8,963,975

NEW JERSEY - 0.3%

Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2	1,000,000	1,043,990

NEW MEXICO - 0.3%

New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1	175,000	179,779
Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa	915,000	936,319

					1,116,098

NEW YORK - 2.9%

Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3	2,225,000	2,307,570
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	2,590,000	3,126,752
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	1,038,700
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA3	2,000,000	2,092,700
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA3	855,000	884,908

					9,450,630

NORTH CAROLINA - 5.5%

Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa	750,000	822,390
Charlotte, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	1,010,000	1,142,563
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	1,000,000	1,102,160
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa	1,000,000	1,127,560
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa	1,000,000	1,067,760
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2	1,000,000	1,081,030
Johnston County, School Impt., G.O. Bond, AGM	5.000%	2/1/2013	Aa2	1,500,000	1,542,930

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NORTH CAROLINA (continued)

North Carolina Municipal Power Agency No. 1
Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	$1,000,000	$1,095,730
North Carolina State, Series A, G.O. Bond	5.000%	3/1/2015	Aaa	2,000,000	2,241,660
North Carolina State, Series B, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,081,770
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2014	Aaa	1,390,000	1,513,932
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	2,000,000	2,262,500
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa	890,000	997,539
Wake County, Series C, G.O. Bond	5.000%	3/1/2014	Aaa	940,000	1,013,367

					18,092,891

NORTH DAKOTA - 0.2%

Fargo City, Public Impt., Series C, G.O. Bond	3.000%	5/1/2025	Aa1	710,000	719,677

OHIO - 1.2%

Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3	660,000	689,852
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2	1,000,000	1,035,120
Columbus, Limited Tax, Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,092,640
Ohio State, Conservation Project, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,077,510

					3,895,122

OKLAHOMA - 1.6%

Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1	500,000	513,700
Oklahoma City, G.O. Bond	5.000%	3/1/2021	Aaa	1,500,000	1,888,440
Oklahoma State, Series A, G.O. Bond	4.000%	7/15/2015	Aa2	1,000,000	1,104,170
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1	1,700,000	1,789,454

					5,295,764

OREGON - 1.2%

Clackamas County School District No. 12 North
Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1	870,000	939,687
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa	1,000,000	1,156,750
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	581,581
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3	1,120,000	1,211,426

					3,889,444

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA - 1.2%

Allegheny County, Public Impt., Series C-62B, G.O. Bond	5.000%	11/1/2029	A1	$750,000	$816,150
Commonwealth of Pennsylvania, Second Series, G.O. Bond, AGC	4.250%	3/1/2025	Aa1	2,000,000	2,136,520
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	BBB[3]	20,000	24,523
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A3	855,000	865,722

					3,842,915

RHODE ISLAND - 0.6%

Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa2	1,000,000	1,077,310
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa2	1,000,000	1,010,350

					2,087,660

SOUTH CAROLINA - 3.0%

Charleston County, Transportation Sales Tax, Prerefunded Balance, G.O. Bond	5.000%	11/1/2017	Aaa	1,000,000	1,147,230
Charleston, Water Utility & Capital Impt., Revenue Bond	5.000%	1/1/2022	Aa1	530,000	655,663
South Carolina State Public Service Authority, Public Impt., Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	1/1/2017	Aa3	1,000,000	1,069,610
South Carolina State, School Impt., Series B, G.O. Bond	5.000%	3/1/2024	Aaa	1,000,000	1,226,310
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	2,000,000	2,073,160
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa	1,000,000	1,086,510
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,581,030
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	1,000,000	1,046,960

					9,886,473

SOUTH DAKOTA - 0.2%

Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3	450,000	503,028

TENNESSEE - 4.9%

Chattanooga, Series B, G.O. Bond	2.000%	2/1/2013	AA3	425,000	429,633

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TENNESSEE (continued)

Claiborne County, Public Impt., Series A, G.O. Bond	4.125%	4/1/2030	A3	$750,000	$791,475
Franklin, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,081,580
Hamilton County, Public Impt., G.O. Bond	3.000%	3/1/2014	Aaa	1,135,000	1,185,768
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2	2,000,000	2,126,360
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1	1,000,000	1,071,180
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA3	1,000,000	1,094,210
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA3	500,000	513,135
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1	500,000	539,320
Rutherford County, School Impt., G.O. Bond	4.000%	4/1/2013	Aa1	1,200,000	1,233,012
Rutherford County, School Impt., G.O. Bond	3.000%	4/1/2013	Aa1	1,000,000	1,019,980
Sumner County, G.O. Bond	5.000%	6/1/2015	Aa2	1,500,000	1,693,695
Tennessee State, Series A, G.O. Bond	4.000%	5/1/2013	Aaa	425,000	438,541
Tennessee State, Series A, G.O. Bond	5.000%	8/1/2020	Aaa	500,000	629,880
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa	1,500,000	1,588,275
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa	550,000	586,965

					16,023,009

TEXAS - 6.2%

Alvin Independent School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa	500,000	537,745
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2	2,340,000	2,386,168
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa	545,000	559,088
Collin County, Public Impt., G.O. Bond	5.000%	2/15/2015	Aaa	500,000	557,615
Dallas, Public Impt., G.O. Bond	5.000%	2/15/2013	Aa1	1,315,000	1,354,831
Fort Bend County, Public Impt., G.O. Bond, NATL	4.750%	3/1/2031	Aa1	1,000,000	1,067,180
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1	1,595,000	1,714,944
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1	520,000	580,502
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa	600,000	663,264
Harris County, Series B, G.O. Bond	4.000%	10/1/2013	AAA[3]	1,000,000	1,047,300
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA3	1,000,000	1,118,160
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA[3]	550,000	602,333
San Antonio, G.O. Bond	5.000%	2/1/2021	Aaa	500,000	611,105
San Antonio, Water System, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1	1,400,000	1,481,494
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa	475,000	526,362

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS (continued)

Texas State, Public Impt., G.O. Bond	5.000%	10/1/2014	Aaa	$500,000	$551,290
Texas State, Series A, G.O. Bond	5.000%	8/1/2014	Aaa	700,000	766,885
Texas State, Series A, G.O. Bond	5.000%	8/1/2015	Aaa	800,000	908,568
Texas Water Development Board, Series B, Revenue Bond	5.625%	7/15/2014	AAA[3]	2,000,000	2,214,080
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,126,610

					20,375,524

UTAH - 4.8%

Alpine School District, G.O. Bond	5.000%	3/15/2013	Aaa	2,000,000	2,068,320
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa2	1,240,000	1,323,018
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aaa	1,500,000	1,594,230
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,177,143
Salt Lake City School District, G.O. Bond	4.000%	3/1/2019	Aaa	815,000	955,587
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1	400,000	426,772
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa	400,000	435,376
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2030	Aaa	680,000	732,326
Salt Lake County, Recreational Facilities Impt., G.O. Bond	2.000%	12/15/2020	Aaa	645,000	663,634
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	1,000,000	1,093,480
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	460,000	503,001
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2015	Aaa	2,500,000	2,839,200
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa	500,000	538,020
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa	450,000	467,307
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa	595,000	657,987
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa	415,000	453,794

					15,929,195

VERMONT - 0.7%

Vermont State, Public Impt., Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,103,910
Vermont State, Series D, G.O. Bond	4.000%	8/15/2020	Aaa	1,000,000	1,184,480

					2,288,390

VIRGINIA - 4.5%

Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa	1,000,000	1,077,480
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa	1,000,000	1,076,690
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa	2,450,000	2,669,447
Commonwealth of Virginia, Series B, G.O. Bond	5.000%	6/1/2013	Aaa	1,410,000	1,472,731

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

VIRGINIA (continued)

Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa	$1,000,000	$1,065,130
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa	400,000	432,856
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,174,340
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,564,050
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2	1,000,000	1,009,250
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa	1,060,000	1,118,682
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2	670,000	732,906
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1	470,000	500,738

					14,894,300

WASHINGTON - 1.9%

Franklin County, Public Impt., Prerefunded Balance, G.O. Bond, FGRNA	5.125%	12/1/2022	BBB[3]	1,000,000	1,020,770
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	2,420,000	2,683,054
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2	1,275,000	1,368,636
Washington State, Public Impt., Series A, G.O. Bond .	5.000%	7/1/2031	Aa1	1,000,000	1,136,600

					6,209,060

WISCONSIN - 3.0%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A3	1,500,000	1,626,090
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1	1,195,000	1,309,314
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1	1,000,000	1,059,970
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3	850,000	922,828
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2019	Aa2	500,000	542,920
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2021	Aa2	1,020,000	1,107,557
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	900,137
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,127,290
Wisconsin State, Public Impt., Series C, G.O. Bond	5.000%	5/1/2026	Aa2	1,150,000	1,336,507

					9,932,613

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WYOMING - 0.2%

Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.375%	1/1/2042	A2	$710,000	$767,276

TOTAL MUNICIPAL BONDS
(Identified Cost $301,025,461)					312,596,723

SHORT-TERM INVESTMENTS - 3.9%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $12,738,388)				12,738,388	12,738,388

TOTAL INVESTMENTS - 99.0%
(Identified Cost $313,763,849)					325,335,111
OTHER ASSETS, LESS LIABILITIES - 1.0%					3,429,316

NET ASSETS - 100%					$328,764,427

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of June 30, 2012, there is no rating available.

3Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 12.5%; AGM - 11.5%.

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $313,763,849) (Note 2)	$325,335,111
Interest receivable	3,818,078
Receivable for fund shares sold	787,906

TOTAL ASSETS	329,941,095

LIABILITIES:

Accrued management fees (Note 3)	135,000
Accrued fund accounting and administration fees (Note 3)	27,445
Accrued transfer agent fees (Note 3)	1,196
Accrued directors fees (Note 3)	723
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for fund shares repurchased	974,429
Other payables and accrued expenses	37,724

TOTAL LIABILITIES	1,176,668

TOTAL NET ASSETS	$328,764,427

NET ASSETS CONSIST OF:

Capital stock	$288,637
Additional paid-in-capital	315,986,933
Undistributed net investment income	910,827
Accumulated net realized gain on investments	6,768
Net unrealized appreciation on investments	11,571,262

TOTAL NET ASSETS	$328,764,427

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($328,764,427/28,863,730 shares)	$11.39

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$3,701,022

EXPENSES:

Management fees (Note 3)	807,900
Fund accounting and administration fees (Note 3)	55,514
Directors’ fees (Note 3)	3,578
Transfer agent fees (Note 3)	2,318
Chief Compliance Officer service fees (Note 3)	1,245
Custodian fees	8,616
Miscellaneous	42,596

Total Expenses	921,767

NET INVESTMENT INCOME	2,779,255

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	4,251
Net change in unrealized appreciation (depreciation) on investments	2,547,021

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,551,272

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,330,527

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,779,255	$7,926,301
Net realized gain (loss) on investments	4,251	2,077,298
Net change in unrealized appreciation (depreciation) on investments	2,547,021	13,734,023

Net increase from operations	5,330,527	23,737,622

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(2,282,378)	(7,784,873)
From net realized gain on investments	—	(2,073,766)

Total distributions to shareholders	(2,282,378)	(9,858,639)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	19,276,185	15,591,274

Net increase in net assets	22,324,334	29,470,257

NET ASSETS:

Beginning of period	306,440,093	276,969,836

End of period (including undistributed net investment income of $910,827 and $413, 950, respectively)	$328,764,427	$306,440,093

The accompanying notes are an integral part of the financial statements.

19

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/12 (UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.28	$10.77	$11.17	$10.34	$10.92	$10.95

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.30 [1]	0.40 [1]	0.40 [1]	0.42	0.36
Net realized and unrealized gain (loss) on investments	0.09	0.58	(0.35)	0.90	(0.62)	(0.02)

Total from investment operations	0.19	0.88	0.05	1.30	(0.20)	0.34

Less distributions to shareholders:
From net investment income	(0.08)	(0.29)	(0.45)	(0.44)	(0.36)	(0.37)
From net realized gain on investments	—	(0.08)	— [2]	(0.03)	(0.02)	— [2]

Total distributions to shareholders	(0.08)	(0.37)	(0.45)	(0.47)	(0.38)	(0.37)

Net asset value - End of period	$11.39	$11.28	$10.77	$11.17	$10.34	$10.92

Net assets - End of period (000’s omitted)	$328,764	$306,440	$276,970	$234,486	$197,736	$235,709

Total return[3]	1.69%	8.25%	0.41%	12.75%	(1.79%)	3.20%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.57%[4]	0.58%	0.58%	0.60%	0.61%	0.62%
Net investment income	1.72%[4]	2.67%	3.51%	3.65%	3.75%	3.65%
Portfolio turnover	1%	53%	3%	8%	7%	3%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.01%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

20

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$312,596,723	$—	$312,596,723	$—
Mutual funds	12,738,388	12,738,388	—	—

Total assets	$325,335,111	$12,738,388	$312,596,723	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

22

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

23

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $24,174,764 and $2,505,000, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,294,151	$37,396,715	4,576,583	$50,695,861
Reinvested	186,524	2,117,087	832,125	9,289,473
Repurchased	(1,776,706)	(20,237,617)	(3,964,864)	(44,394,060)

Total	1,703,969	$19,276,185	1,443,844	$15,591,274

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$46,644
Tax exempt income	7,738,229
Long-term capital gains	2,073,766

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

24

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

7.	Federal Income Tax Information (continued)

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$313,763,849
Unrealized appreciation	11,710,978
Unrealized depreciation	(139,716)

Net unrealized appreciation	$11,571,262

25

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNDTE-6/12-SAR

NEW YORK TAX EXEMPT SERIES
www.manning-napier.com

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,017.00	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.60%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2012

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 96.3%

Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3	$500,000	$533,255
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3	500,000	514,720
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	345,204
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2	510,000	545,032
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3	400,000	426,160
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1	500,000	502,245
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA[2]	350,000	361,791
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA[2]	275,000	287,807
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	370,955
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	468,239
Binghamton, Public Impt., G.O. Bond	4.000%	9/15/2024	A1	505,000	549,349
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2	260,000	268,013
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2	200,000	217,902
Brookhaven, Public Impt., G.O. Bond	3.000%	3/15/2013	Aa2	1,050,000	1,071,399
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	588,352
Buffalo, Public Impt., Series A, G.O. Bond	3.000%	4/1/2023	A1	400,000	404,608
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	Aa3	670,000	693,296
Chappaqua Central School District, G.O. Bond	3.000%	1/15/2013	Aaa	300,000	304,272
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	723,114
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	288,415
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	575,040
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA[2]	675,000	700,825
Clarkstown, Series B, G.O. Bond	4.000%	10/15/2012	AAA[2]	315,000	318,421
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	Aa3	475,000	518,154
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA2	250,000	273,300
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2	390,000	417,772
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3	500,000	518,095
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa1	235,000	258,855
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1	250,000	285,060
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	343,029
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	387,065
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2	580,000	596,594
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA2	345,000	377,520
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2	400,000	425,908
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2	625,000	673,800
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	603,360
Fairport Village, Public Impt., G.O. Bond	2.625%	5/15/2013	AA2	265,000	269,420
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	267,917
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3	460,000	462,898

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3	$500,000	$565,180
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,988,804
Greenburgh, G.O. Bond	4.750%	5/15/2014	Aaa	250,000	270,287
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3	505,000	511,494
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3	595,000	626,600
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2	585,000	620,311
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2	2,000,000	2,119,620
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2013	Aaa	225,000	230,807
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa	280,000	292,818
Hewlett-Woodmere Union Free School District, G.O. Bond	3.000%	6/15/2013	Aa1	255,000	261,760
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3	540,000	555,989
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa	415,000	452,985
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa	570,000	587,094
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa	925,000	991,702
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	497,515
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA2	675,000	707,663
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	Aa3	330,000	345,969
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	1,018,520
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2	1,000,000	1,107,720
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2	500,000	523,040
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa	250,000	263,920
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3	675,000	775,251
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	1,942,736
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2	945,000	1,006,066
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	1,083,140
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa	655,000	706,627
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA2	500,000	537,700
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	1,107,720
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3	500,000	518,265
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2	265,000	280,171
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2013	AA2	335,000	340,280
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA2	225,000	232,810
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA2	200,000	208,702

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Monroe County Water Authority, Revenue Bond	3.250%	8/1/2013	Aa2	$510,000	$525,922
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	405,000	434,192
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	296,227
Monroe County, Public Impt., G.O. Bond, AGM	3.000%	6/1/2022	Aa3	500,000	502,450
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A1	1,000,000	1,042,690
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3	1,000,000	1,113,620
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2	600,000	651,378
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	5.000%	6/15/2013	Aa2	410,000	428,819
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	3.000%	6/15/2013	Aa2	350,000	359,345
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1	250,000	272,457
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,296,375
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	1,040,080
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,207,240
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	517,120
New York City Municipal Water Finance Authority, Water Utility Impt., Series EE, Revenue Bond	2.500%	6/15/2014	Aa2	450,000	468,468
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2014	WR3	730,000	786,714
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Revenue Bond, NATL	5.250%	2/1/2021	Aaa	1,000,000	1,029,770
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2017	WR3	1,390,000	1,498,448
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond, XLCA	5.000%	2/1/2019	Aaa	1,705,000	1,831,272
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Series B, Revenue Bond	5.250%	8/1/2019	WR3	2,705,000	2,852,990
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	500,000	563,845
New York City, Prerefunded Balance, Series C, G.O. Bond	5.500%	9/15/2019	Aa3	600,000	638,238
New York City, Prerefunded Balance, Series G, G.O. Bond	5.000%	8/1/2017	WR3	310,000	311,330

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2	$1,950,000	$2,076,145
New York City, Public Impt., Prerefunded Balance, Series I, G.O. Bond	5.750%	3/1/2016	Aa2	1,000,000	1,037,330
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.500%	6/1/2016	Aa3	500,000	524,390
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.250%	6/1/2028	Aa2	1,600,000	1,674,368
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2	1,000,000	1,050,960
New York City, Public Impt., Series F, G.O. Bond	3.750%	12/15/2012	Aa2	500,000	508,130
New York City, Public Impt., Series I, G.O. Bond, NATL	5.000%	8/1/2013	Aa2	500,000	525,480
New York City, Public Impt., Subseries A, G.O. Bond	5.000%	3/1/2015	Aa2	1,000,000	1,112,700
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	231,773
New York City, Series B, G.O. Bond	4.000%	8/1/2013	Aa2	865,000	899,687
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2	1,390,000	1,527,666
New York City, Subseries J-1, G.O. Bond	5.000%	8/1/2013	Aa2	200,000	210,192
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA[2]	1,000,000	1,124,750
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	1,014,804
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,120,240
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,107,530
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,582,275
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	1,500,000	1,585,065
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	148,218
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,455,717
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,104,100
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	600,240
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,058,950
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,000,400
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aaa	1,500,000	1,588,425
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	225,000	233,271

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA2	$250,000	$270,190
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	439,631
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	227,560
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	2,077,400
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	4/1/2015	AA2	300,000	311,478
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2	260,000	286,393
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3	500,000	517,110
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	825,000	853,231
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	559,445
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	559,445
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	345,000	358,683
New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2	1,500,000	1,658,160
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2	645,000	697,426
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2	1,000,000	1,097,550
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2	600,000	654,048
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2	1,500,000	1,583,550
New York State, Water Utility Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aa2	350,000	354,113
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	503,305
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A1	610,000	679,815
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A1	850,000	938,196
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	466,996
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1	375,000	399,855
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	Aa3	400,000	420,388
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/15/2013	Aa1	290,000	299,924

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1	$1,000,000	$1,063,250
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1	365,000	403,449
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1	200,000	212,310
Orange County, Public Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aaa	1,460,000	1,476,951
Orange County, Public Impt., Series A, G.O. Bond	3.500%	3/1/2024	Aaa	1,000,000	1,070,100
Orange County, Series A, G.O. Bond	5.000%	7/15/2012	Aaa	1,500,000	1,503,180
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa	550,000	601,414
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa	500,000	567,165
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2	580,000	610,653
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3	790,000	873,392
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	193,093
Pittsford Central School District, G.O Bond	4.000%	10/1/2021	Aa1	350,000	405,983
Pittsford Central School District, G.O. Bond	4.000%	10/1/2022	Aa1	600,000	697,038
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2	530,000	578,447
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2	500,000	516,860
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	519,285
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2	495,000	542,267
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	400,000	421,320
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1	500,000	531,930
Port Washington Union Free School District, G.O. Bond	4.000%	12/1/2019	Aa1	250,000	254,035
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2	255,000	263,446
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2	300,000	324,843
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	A1	435,000	454,592
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	A1	510,000	532,216
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	A1	410,000	430,156
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3	1,180,000	1,237,466
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	116,743
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,046,350
Sachem Central School District of Holbrook, G.O. Bond, NATL	5.000%	6/15/2027	Aa2	1,000,000	1,046,100
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	1,029,543
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	889,807
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA2	425,000	442,395
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	700,000	724,073
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA2	500,000	550,830

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Saratoga Springs City School District, G.O. Bond, AGM	5.000%	6/15/2020	Aa2	$200,000	$209,220
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa	270,000	297,362
Schenectady County, Series A, G.O. Bond	3.000%	7/15/2013	Aa1	485,000	498,624
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1	475,000	489,692
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3	490,000	541,269
Shenedehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	548,777
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA2	280,000	289,377
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA2	660,000	680,698
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA2	280,000	305,962
Smithtown Central School District, G.O. Bond	3.000%	8/1/2013	Aa2	255,000	262,270
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	782,310
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	95,000	97,041
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	250,000	261,255
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	244,485
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa	950,000	1,004,141
Southampton, Public Impt., G.O. Bond	2.500%	4/15/2013	Aa1	255,000	259,508
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1	525,000	549,391
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2	580,000	590,562
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	323,466
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	278,850
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,225,835
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,031,540
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa2	1,160,000	1,218,267
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	695,840
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa2	1,000,000	1,054,550
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A1	2,000,000	2,080,240
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	625,044
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	622,638
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	222,652

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	$1,090,000	$1,129,251
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	1,000,000	1,080,330
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	311,652
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1	315,000	339,466
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	343,011
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	1/1/2014	AA2	900,000	960,390
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	750,000	762,667
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa3	900,000	1,006,398
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2	605,000	644,416
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	865,000	945,505
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2	290,000	308,453
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	629,740
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	557,815
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	316,497
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA2	325,000	334,575
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA2	410,000	422,079
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa	500,000	532,695
Westchester County, Public Impt., Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,049,860
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa	200,000	212,802
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	766,693
White Plains City, Public Impt., Series A, G.O. Bond	2.750%	9/15/2023	Aa1	330,000	346,170
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA2	400,000	414,652
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA2	370,000	402,527

TOTAL MUNICIPAL BONDS
(Identified Cost $151,748,204)					157,241,307

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENTS - 2.8%

Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $4,569,339)	4,569,339	$4,569,339

TOTAL INVESTMENTS - 99.1%
(Identified Cost $156,317,543)		161,810,646
OTHER ASSETS, LESS LIABILITIES - 0.9%		1,441,544

NET ASSETS - 100%		$163,252,190

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2012, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 15.2%; AGM -10.7% .

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $156,317,543) (Note 2)	$161,810,646
Interest receivable	1,470,249
Receivable for fund shares sold	114,669

TOTAL ASSETS	163,395,564

LIABILITIES:

Accrued management fees (Note 3)	66,831
Accrued fund accounting and administration fees (Note 3)	19,876
Accrued transfer agent fees (Note 3)	1,008
Accrued directors’ fees (Note 3)	543
Accrued Chief Compliance Officer service fees (Note 3)	151
Payable for fund shares repurchased	23,477
Audit fees payable	18,633
Printing fees payable	8,948
Other payables and accrued expenses	3,907

TOTAL LIABILITIES	143,374

TOTAL NET ASSETS	$163,252,190

NET ASSETS CONSIST OF:

Capital stock	$152,204
Additional paid-in-capital	157,157,908
Undistributed net investment income	453,235
Accumulated net realized loss on investments	(4,260)
Net unrealized appreciation on investments	5,493,103

TOTAL NET ASSETS	$163,252,190

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($163,252,190/15,220,370 shares)	$10.73

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Statement of Operations

For the Year Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$1,878,317

EXPENSES:

Management fees (Note 3)	403,037
Fund accounting and administration fees (Note 3)	42,043
Transfer agent fees (Note 3)	2,353
Directors’ fees (Note 3)	1,818
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	4,916
Miscellaneous	26,565

Total Expenses	481,976

NET INVESTMENT INCOME	1,396,341

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(2,270)
Net change in unrealized appreciation (depreciation) on investments	1,271,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,269,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,665,636

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,396,341	$4,033,672
Net realized gain (loss) on investments	(2,270)	1,958,406
Net change in unrealized appreciation on investments	1,271,565	6,312,571

Net increase from operations	2,665,636	12,304,649

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,208,115)	(3,912,940)
From net realized gain on investments	—	(1,975,445)

Total distributions to shareholders	(1,208,115)	(5,888,385)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	3,702,304	15,450,731

Net increase in net assets	5,159,825	21,866,995

NET ASSETS:

Beginning of period	158,092,365	136,225,370

End of period (including undistributed net investment income of $453,235 and $265,009,respectively)	$163,252,190	$158,092,365

The accompanying notes are an integral part of the financial statements.

14

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12	FOR THE YEARS ENDED
	(UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.63	$10.19	$10.55	$9.79	$10.41	$10.44

Income (loss) from investment operations:
Net investment income	0.09 [1]	0.28 [1]	0.36 [1]	0.38 [1]	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.09	0.56	(0.32)	0.82	(0.63)	(0.01)

Total from investment operations	0.18	0.84	0.04	1.20	(0.25)	0.36

Less distributions to shareholders:
From net investment income	(0.08)	(0.27)	(0.39)	(0.41)	(0.36)	(0.37)
From net realized gain on investments	—	(0.13)	(0.01)	(0.03)	(0.01)	(0.02)

Total distributions to shareholders	(0.08)	(0.40)	(0.40)	(0.44)	(0.37)	(0.39)

Net asset value - End of period	$10.73	$10.63	$10.19	$10.55	$9.79	$10.41

Net assets - End of period (000’s omitted)	$163,252	$158,092	$136,225	$110,532	$97,202	$111,704

Total return[2]	1.70%	8.37%	0.32%	12.46%	(2.37%)	3.44%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.60%[3]	0.61%	0.61%	0.64%	0.64%	0.65%
Net investment income	1.73%[3]	2.66%	3.41%	3.64%	3.71%	3.66%
Portfolio turnover	3%	48%	7%	10%	11%	7%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.00%[4]	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

15

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$157,241,307	$—	$157,241,307	$—
Mutual funds	4,569,339	4,569,339	—	—

Total assets	$161,810,646	$4,569,339	$157,241,307	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $9,112,168 and $4,075,000, respectively. There were no purchases or sales of U.S. Government securities.

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	954,187	$10,233,715	2,710,969	$28,225,077
Reinvested	106,069	1,133,868	533,767	5,631,412
Repurchased	(714,149)	(7,665,279)	(1,735,257)	(18,405,758)

Total	346,107	$3,702,304	1,509,479	$15,450,731

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$79,163
Tax exempt income	3,913,194
Long-term capital gains	1,896,028

19

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$156,317,543
Unrealized appreciation	5,537,353
Unrealized depreciation	(44,250)

Net unrealized appreciation	$5,493,103

20

{This page intentionally left blank}

21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNNYT-06/12-SAR

CORE BOND SERIES
www.manning-napier.com

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,049.80	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Core Bond Series

Portfolio Composition as of June 30, 2012

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 82.2%

Convertible Corporate Bonds - 0.9%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1	$120,000	$120,300

Information Technology - 0.8%
Computers & Peripherals - 0.8%
EMC Corp., 1.75%, 12/1/2013	A2	870,000	1,415,925

Total Convertible Corporate Bonds
(Identified Cost $1,451,480)			1,536,225

Non-Convertible Corporate Bonds - 81.3%
Consumer Discretionary - 11.2%
Hotels, Restaurants & Leisure - 2.0%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,750,000	2,085,382
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3	1,250,000	1,343,334

			3,428,716

Household Durables - 2.0%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	1,345,000	1,455,108
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	2,000,000	2,071,924

			3,527,032

Media - 3.8%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,416,506
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	1,275,000	1,440,469
NBCUniversal Media LLC, 5.15%, 4/30/2020	Baa2	1,540,000	1,768,029
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	1,110,000	1,241,930
The Walt Disney Co., 5.50%, 3/15/2019	A2	500,000	604,593

			6,471,527

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2	670,000	820,552
Target Corp., 3.875%, 7/15/2020	A2	335,000	369,083

			1,189,635

Specialty Retail - 2.4%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	1,415,000	1,481,723
The Home Depot, Inc., 5.40%, 3/1/2016	A3	1,065,000	1,227,758
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	745,000	891,264
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	500,000	537,507

			4,138,252

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3	485,000	574,492

Total Consumer Discretionary			19,329,654

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 2.7%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	$775,000	$1,035,395

Food Products - 2.1%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	923,406
Grupo Bimbo S.A.B. de C.V. (Mexico)[3], 4.875%, 6/30/2020	Baa2	500,000	551,198
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	677,049
Kraft Foods, Inc., 5.375%, 2/10/2020	Baa2	680,000	804,681
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	650,000	669,500

			3,625,834

Total Consumer Staples			4,661,229

Energy - 5.5%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	818,752
Schlumberger Oilfield plc (United Kingdom)[3], 4.20%, 1/15/2021	A1	1,465,000	1,642,048
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	2,295,000	2,990,945

			5,451,745

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	791,383
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	A3	2,000,000	2,155,542
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	1,160,323

			4,107,248

Total Energy			9,558,993

Financials - 30.8%
Capital Markets - 9.0%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,463,891
Credit Suisse AG (Switzerland)[3], 2.60%, 5/27/2016	Aaa	1,205,000	1,237,980
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	690,000	748,015
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	935,000	962,510
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3	750,000	761,863
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	3,245,000	3,520,825
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	Baa2	1,200,000	1,206,600
Morgan Stanley, 5.55%, 4/27/2017	Baa1	1,727,000	1,744,906
Morgan Stanley, 7.30%, 5/13/2019	Baa1	1,620,000	1,749,987
Morgan Stanley, 5.75%, 1/25/2021	Baa1	1,500,000	1,479,063
Morgan Stanley, 5.50%, 7/28/2021	Baa1	750,000	738,943

			15,614,583

Commercial Banks - 6.5%
Bank of Montreal (Canada)[3], 1.30%, 10/31/2014	Aaa	400,000	405,412

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Bank of Nova Scotia (Canada)[3], 1.65%, 10/29/2015	Aaa	$500,000	$511,217
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	A3	770,000	673,266
KeyBank National Association, 5.45%, 3/3/2016	Baa1	1,050,000	1,165,819
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,729,208
National Bank of Canada (Canada)[3], 2.20%, 10/19/2016	Aaa	800,000	834,322
National City Corp., 6.875%, 5/15/2019	Baa1	500,000	603,465
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	980,151
Royal Bank of Canada (Canada)[3], 3.125%, 4/14/2015	Aaa	500,000	529,521
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	724,765
Santander Issuances S.A. Unipersonal (Spain)[3] , 5.911%, 6/20/2016	Baa3	750,000	692,423
The Toronto-Dominion Bank (Canada)[3], 2.20%, 7/29/2015	Aaa	500,000	520,319
The Toronto-Dominion Bank (Canada)[3], 1.625%, 9/14/2016	Aaa	400,000	407,422
Wachovia Bank National Association, 5.60%, 3/15/2016	A1	450,000	503,631
Wachovia Corp., 5.25%, 8/1/2014	A3	945,000	1,008,099

			11,289,040

Consumer Finance - 0.9%
American Express Co., 8.125%, 5/20/2019	A3	1,090,000	1,451,447

Diversified Financial Services - 4.8%
Bank of America Corp., 5.65%, 5/1/2018	Baa2	745,000	796,623
Bank of America Corp., 7.625%, 6/1/2019	Baa2	1,150,000	1,352,263
Bank of America Corp.[4], 5.13%, 2/24/2026	Baa2	1,415,000	1,386,931
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	685,000	818,937
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	2,110,000	2,605,915
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	1,180,000	1,379,104

			8,339,773

Insurance - 2.3%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	660,000	673,176
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,701,386
Genworth Financial, Inc., 7.625%, 9/24/2021	Baa3	1,690,000	1,596,769

			3,971,331

Real Estate Investment Trusts (REITS) - 7.3%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	761,720
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,077,825
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	344,914
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	875,658
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,437,481
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	47,903
HCP, Inc., 6.70%, 1/30/2018	Baa2	1,315,000	1,526,869
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	412,782

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	$990,000	$1,038,405
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	901,021
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	890,000	1,007,378
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,388,778
UDR, Inc., 4.625%, 1/10/2022	Baa2	1,600,000	1,694,627

			12,515,361

Total Financials			53,181,535

Health Care - 3.4%
Biotechnology - 0.6%
Amgen, Inc., 5.85%, 6/1/2017	Baa1	500,000	589,229
Amgen, Inc., 3.45%, 10/1/2020	Baa1	370,000	383,158

			972,387

Health Care Equipment & Supplies - 0.4%
CR Bard, Inc., 4.40%, 1/15/2021	A3	655,000	741,440

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	1,000,000	1,152,726

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3	600,000	684,337

Pharmaceuticals - 1.3%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	816,109
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	1,215,000	1,448,551

			2,264,660

Total Health Care			5,815,550

Industrials - 11.3%
Aerospace & Defense - 2.5%
The Boeing Co., 6.00%, 3/15/2019	A2	870,000	1,087,619
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	822,524
Textron, Inc., 4.625%, 9/21/2016	Baa3	900,000	971,435
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,465,349

			4,346,927

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa1	790,000	1,041,260

Airlines - 1.1%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	252,755	266,025
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa2	150,251	161,520

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class A, 6.20%, 7/2/2018	Baa2	$449,642	$486,738
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	984,919

			1,899,202

Commercial Services & Supplies - 0.6%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	830,000	1,047,804

Industrial Conglomerates - 1.8%
General Electric Capital Corp., 5.625%, 5/1/2018	A1	350,000	402,339
General Electric Capital Corp., 5.50%, 1/8/2020	A1	320,000	366,252
General Electric Capital Corp., 5.30%, 2/11/2021	A2	750,000	841,786
General Electric Co., 5.25%, 12/6/2017	Aa3	370,000	432,065
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	975,000	1,066,326

			3,108,768

Machinery - 2.8%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,412,501
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	267,654
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,511,012
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	650,000	713,573
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	840,000	864,284

			4,769,024

Road & Rail - 1.9%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	1,595,000	1,647,283
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	815,646
Union Pacific Corp., 2.95%, 1/15/2023	Baa2	900,000	902,368

			3,365,297

Total Industrials			19,578,282

Information Technology - 4.4%
Computers & Peripherals - 1.2%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,241,240
Hewlett-Packard Co., 5.50%, 3/1/2018	A3	680,000	769,271

			2,010,511

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	500,000	509,367
Corning, Inc., 6.625%, 5/15/2019	A3	650,000	792,399
Corning, Inc., 4.25%, 8/15/2020	A3	500,000	553,798

			1,855,564

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	A3	945,000	1,087,500

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Office Electronics - 0.6%
Xerox Corp.[5], 1.868%, 9/13/2013	Baa2	$1,100,000	$1,107,692

Software - 0.9%
Oracle Corp., 5.00%, 7/8/2019	A1	700,000	831,151
Oracle Corp., 3.875%, 7/15/2020	A1	675,000	755,672

			1,586,823

Total Information Technology			7,648,090

Materials - 8.8%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	885,000	1,099,793
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	855,000	872,040

			1,971,833

Metals & Mining - 6.3%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	1,635,000	1,682,109
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,795,170
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	2,225,000	2,106,000
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	1,031,080
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,505,000	1,483,767
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	840,000	826,458
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	1,000,000	1,074,088
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	839,429

			10,838,101

Paper & Forest Products - 1.4%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,404,399

Total Materials			15,214,333

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	745,000	791,880

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	745,000	862,424
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2	250,000	271,429
SBA Tower Trust[3] , 5.101%, 4/17/2017	A2	375,000	410,816

			1,544,669

Total Telecommunication Services			2,336,549

Utilities - 1.9%
Electric Utilities - 1.7%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	Baa1	580,000	614,362
Exelon Generation Co. LLC, 6.20%, 10/1/2017	Baa1	350,000	403,519
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa1	865,000	870,397

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	$855,000	$1,031,498

			2,919,776

Multi-Utilities - 0.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa2	335,000	352,062

Total Utilities			3,271,838

Total Non-Convertible Corporate Bonds (Identified Cost $129,340,953)			140,596,053

TOTAL CORPORATE BONDS (Identified Cost $130,792,433)			142,132,278

PREFERRED STOCKS - 1.7%

Financials - 1.7%
Commercial Banks - 1.2%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	34,120	895,650
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[6]	Baa3	290	299,561
U.S. Bancorp., Series F (non-cumulative), 6.50%[6,7]	A3	32,800	937,424

			2,132,635

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1	29,910	847,949

TOTAL PREFERRED STOCKS (Identified Cost $2,696,002)			2,980,584

ASSET-BACKED SECURITIES - 0.7%
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	Aaa	$221,965	223,629
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B5, 1.999%, 4/15/2013	Aaa	2,220	2,222
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	Aaa	370,000	406,149
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	Aaa	595,000	639,101

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,188,951)			1,271,101

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
American Tower Trust, Series 2007-1A, Class AFX[3], 5.42%, 4/15/2037	Aaa	400,000	424,324
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029 .	AAA[2]	88,658	94,462
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[5], 5.727%, 5/10/2045	AAA[2]	200,000	228,014

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	$100,000	$112,726
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	160,000	176,288
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[5], 5.718%, 9/11/2038	Aaa	200,000	227,183
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[2]	300,000	341,635
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3], 3.759%, 4/15/2044	Aaa	60,000	63,988
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5], 5.219%, 7/15/2044	Aaa	280,000	311,591
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5], 5.73%, 3/15/2049	Aaa	110,000	125,331
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.749%, 6/10/2046	AAA[2]	155,000	174,526
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3], 3.156%, 7/10/2046	Aaa	255,956	268,282
FREMF Mortgage Trust, Series 2011-K701, Class B3,5, 4.436%, 7/25/2048	A2	160,000	160,163
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[5], 5.874%, 7/10/2038	Aaa	415,000	473,029
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5], 5.284%, 1/12/2043	Aaa	650,000	709,415
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5], 5.195%, 12/15/2044	Aaa	325,000	363,584
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5], 5.871%, 4/15/2045	Aaa	435,000	496,407
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA[2]	200,000	218,226
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[5], 5.869%, 6/15/2038	Aaa	275,000	313,873
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3, 3.913%, 6/25/2043	Aaa	72,135	75,739
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.414%, 7/12/2046	Aaa	125,000	141,274
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[5], 5.211%, 11/14/2042	Aaa	100,000	110,994
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA[2]	100,000	114,164
Vornado DP LLC, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AAA[2]	245,000	266,804
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.215%, 10/15/2044	Aaa	150,000	165,169
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[5], 5.736%, 5/15/2043	Aaa	115,000	130,709

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045	Aaa	$280,000	$319,266
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa	275,000	300,261

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,573,370)			6,907,427

FOREIGN GOVERNMENT BONDS - 0.7%

Republic of Italy (Italy), 2.125%, 10/5/2012 (Identified Cost $1,182,833)	WR8	1,190,000	1,185,599

MUNICIPAL BONDS - 0.8%
Monroe County Water Authority, Water Utility Impt., Revenue Bond, 6.339%, 8/1/2035	Aa2	500,000	679,815
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031	Aa2	500,000	609,380

TOTAL MUNICIPAL BONDS (Identified Cost $1,000,000)			1,289,195

U.S. GOVERNMENT AGENCIES - 5.8%

Mortgage-Backed Securities - 5.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,138,192	1,246,813
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		84,888	92,989
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		99,025	108,875
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		726,218	795,523
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		127,939	140,664
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,274,047	1,395,632
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		76,252	83,386
Fannie Mae, Pool #995876, 6.00%, 11/1/2038		1,816,250	2,001,505
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		1,341,745	1,477,498
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		415,277	454,576
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		125,060	137,403
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		88,631	97,379
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		72,134	79,186
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		127,669	142,619
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037		229,329	251,681
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038		66,317	72,162
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038		121,255	132,168
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040		738,809	810,820
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040		483,059	530,141

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,844,689)			10,051,020

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENTS - 3.8%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.09%,
(Identified Cost $6,541,961)	6,541,961	$6,541,961

TOTAL INVESTMENTS - 99.7%
(Identified Cost $159,820,239)		172,359,165
OTHER ASSETS, LESS LIABILITIES - 0.3%		543,885

NET ASSETS - 100%		$172,903,050

G.O. Bond - General Obligation Bond

Impt. - Improvement

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,805,089, or 7.4%, of the Series’ net assets as of June 30, 2012 (see Note 2 to the financial statements).

4Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2012.

5The coupon rate is floating and is the effective rate as of June 30, 2012.

6The rate shown is a fixed rate as of June 30, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

7Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

8Credit rating has been withdrawn. As of June 30, 2012, there is no rating available.

9Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $159,820,239) (Note 2)	$172,359,165
Interest receivable	2,122,404
Dividends receivable	13,694

TOTAL ASSETS	174,495,263

LIABILITIES:

Accrued management fees (Note 3)	84,431
Accrued fund accounting and administration fees (Note 3)	17,304
Accrued transfer agent fees (Note 3)	558
Accrued directors’ fees (Note 3)	494
Accrued Chief Compliance Officer service fees (Note 3)	152
Payable for securities purchased	1,463,480
Other payables and accrued expenses	25,794

TOTAL LIABILITIES	1,592,213

TOTAL NET ASSETS	$172,903,050

NET ASSETS CONSIST OF:

Capital stock	$150,993
Additional paid-in-capital	159,299,048
Undistributed net investment income	948,018
Accumulated net realized loss on investments	(33,935)
Net unrealized appreciation on investments	12,538,926

TOTAL NET ASSETS	$172,903,050

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($172,903,050/15,099,346 shares)	$11.45

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$3,563,993
Dividends	179,469

Total Investment Income	3,743,462

EXPENSES:

Management fees (Note 3)	506,164
Fund accounting and administration fees (Note 3)	36,214
Directors’ fees (Note 3)	1,881
Transfer agent fees (Note 3)	1,853
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	5,283
Miscellaneous	35,674

Total Expenses	588,313

NET INVESTMENT INCOME	3,155,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	166,914
Net change in unrealized appreciation (depreciation) on investments	4,799,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,966,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,122,003

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,155,149	$5,996,410
Net realized gain (loss) on investments	166,914	1,133,109
Net change in unrealized appreciation (depreciation) on investments	4,799,940	1,294,303

Net increase from operations	8,122,003	8,423,822

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,237,101)	(6,177,113)
From net realized gain on investments	—	(963,693)

Total distributions to shareholders	(2,237,101)	(7,140,806)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	2,932,520	48,744,598

Net increase in net assets	8,817,422	50,027,614

NET ASSETS:

Beginning of period	164,085,628	114,058,014

End of period (including undistributed net investment income of $948,018 and $29,970, respectively)	$172,903,050	$164,085,628

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 6/30/12 (UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$10.94	$10.38	$9.69	$10.05	$9.98

Income (loss) from investment operations:
Net investment income	0.21 [1]	0.44 [1]	0.45 [1]	0.49 [1]	0.45	0.42
Net realized and unrealized gain (loss) on investments	0.34	0.18	0.48	0.62	(0.30)	0.13

Total from investment operations	0.55	0.62	0.93	1.11	0.15	0.55

Less distributions to shareholders:
From net investment income	(0.15)	(0.44)	(0.37)	(0.42)	(0.46)	(0.42)
From net realized gain on investments	—	(0.07)	—	—	(0.05)	(0.06)

Total distributions to shareholders	(0.15)	(0.51)	(0.37)	(0.42)	(0.51)	(0.48)

Net asset value - End of period	$11.45	$11.05	$10.94	$10.38	$9.69	$10.05

Net assets - End of period (000’s omitted)	$172,903	$164,086	$114,058	$76,601	$53,071	$49,909

Total return[2]	4.98%	5.68%	8.97%	11.46%	1.66%	5.58%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.70%[3]	0.71%	0.76%	0.79%	0.80%	0.80%
Net investment income	3.74%[3]	3.91%	4.10%	4.84%	4.73%	4.21%
Portfolio turnover	10%	18%	23%	67%	53%	346%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.00%[4]	0.03%	0.04%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$2,980,584	$1,743,599	$1,236,985	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	10,051,020	—	10,051,020	—
States and political subdivisions (municipals)	1,289,195	—	1,289,195	—
Corporate Debt:
Consumer Discretionary	19,329,654	—	19,329,654	—
Consumer Staples	4,661,229	—	4,661,229	—
Energy	9,558,993	—	9,558,993	—
Financials	53,181,535	—	53,181,535	—
Health Care	5,815,550	—	5,815,550	—
Industrials	19,578,282	—	19,578,282	—
Information Technology	7,648,090	—	7,648,090	—
Materials	15,214,333	—	15,214,333	—
Telecommunication Services	2,336,549	—	2,336,549	—
Utilities	3,271,838	—	3,271,838	—
Convertible corporate debt:
Health Care	120,300	—	120,300	—
Information Technology	1,415,925	—	1,415,925	—
Asset-backed securities	1,271,101	—	1,271,101	—
Commercial mortgage-backed securities	6,907,427	—	6,907,427	—
Foreign government bonds	1,185,599	—	1,185,599	—
Mutual funds	6,541,961	6,541,961	—	—

Total assets	$172,359,165	$8,285,560	$164,073,605	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2012.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2012.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2012.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $23,567,859 and $15,825,777, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Core Bond Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	626,540	$7,205,039	4,653,992	$51,537,767
Reinvested	194,552	2,221,782	639,771	7,046,886
Repurchased	(566,476)	(6,494,301)	(871,679)	(9,840,055)

Total	254,616	$2,932,520	4,422,084	$48,744,598

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011, was as follows:

Ordinary income	$6,177,402
Long-term capital gains	963,404

For the period ended December 31, 2011, the Series elected to defer to January 1, 2012, $59,040 and $141,810 of short-term and long-term capital losses, respectively, attributable to post-October losses.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$159,820,239
Unrealized appreciation	13,038,249
Unrealized depreciation	(499,323)

Net unrealized appreciation	$12,538,926

22

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNCOB-6/12-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2012

CORE PLUS BOND SERIES
www.manning-napier.com

Core Plus Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,054.40	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Core Plus Bond Series

Portfolio Composition as of June 30, 2012

(unaudited)

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 81.5%

Convertible Corporate Bonds - 1.3%
Financials - 0.5%
Real Estate Investment Trusts (REITS) - 0.5%
BioMed Realty LP2, 3.75%, 1/15/2030	WR3	$2,375,000	$2,763,906

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc., 3.00%, 5/15/2016	B4	655,000	587,863

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., 1.75%, 12/1/2013	A4	1,685,000	2,742,337

Materials - 0.2%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc.[2], 3.00%, 6/1/2015	Ba3	1,510,000	1,442,050

Total Convertible Corporate Bonds
(Identified Cost $6,929,427)			7,536,156

Non-Convertible Corporate Bonds - 80.2%
Consumer Discretionary - 11.0%
Auto Components - 0.2%
UCI International, Inc., 8.625%, 2/15/2019	B3	1,000,000	1,006,250

Hotels, Restaurants & Leisure - 1.8%
Choice Hotels International, Inc., 5.70%, 8/28/2020	Baa3	730,000	751,977
International Game Technology, 7.50%, 6/15/2019	Baa2	5,505,000	6,560,017
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3	3,295,000	3,541,028

			10,853,022

Household Durables - 0.8%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[2], 7.75%, 4/15/2020	B2	700,000	731,500
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	4,000,000	4,143,848

			4,875,348

Media - 4.5%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1	605,000	674,575
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	4,710,000	5,212,298
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	4,875,000	5,507,678
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B3	370,000	394,050
Nara Cable Funding Ltd. (Ireland)[2], 8.875%, 12/1/2018	B1	980,000	842,800
NBCUniversal Media LLC, 5.15%, 4/30/2020	Baa2	5,510,000	6,325,871
Sirius XM Radio, Inc.[2], 8.75%, 4/1/2015	B2	650,000	731,250
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	4,110,000	4,598,498
UPCB Finance III Ltd. (Cayman Islands)[2], 6.625%, 7/1/2020	Ba3	990,000	1,004,850
UPCB Finance VI Ltd. (Cayman Islands)[2], 6.875%, 1/15/2022	Ba3	910,000	928,200

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
XM Satellite Radio, Inc.[2], 7.625%, 11/1/2018	B2	$865,000	$929,875

			27,149,945

Multiline Retail - 0.6%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,949,670

Specialty Retail - 2.4%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	1,650,000	1,727,804
The Home Depot, Inc., 5.40%, 3/1/2016	A3	4,325,000	4,985,964
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	3,175,000	3,798,338
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,687,535
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	1,000,000	1,065,000
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	345,000	359,231

			14,623,872

Textiles, Apparel & Luxury Goods - 0.7%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	700,000	672,000
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,334,421

			4,006,421

Total Consumer Discretionary			66,464,528

Consumer Staples - 1.8%
Beverages - 0.4%
Beam, Inc., 5.375%, 1/15/2016	Baa2	813,000	904,217
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	650,000	736,125
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	713,000	952,563

			2,592,905

Food Products - 1.2%
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,325,921
Minerva Luxembourg S.A. (Luxembourg)[2], 12.25%, 2/10/2022	B2	640,000	665,600
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	2,350,000	2,420,500

			7,412,021

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,338

Personal Products - 0.2%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	990,000	1,059,300

Total Consumer Staples			11,092,564

Energy - 6.3%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	4,166,392
Calfrac Holdings LP2, 7.50%, 12/1/2020	B1	1,405,000	1,341,775

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Petroleum Geo-Services ASA (Norway)[2], 7.375%, 12/15/2018	Ba2	$1,000,000	$1,027,500
Schlumberger Oilfield plc (United Kingdom)[2], 4.20%, 1/15/2021	A1	2,630,000	2,947,841
SESI LLC, 6.375%, 5/1/2019	Ba3	710,000	743,725
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	592,000	651,200
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	8,047,532

			18,925,965

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	5,825,000	6,610,082
Chaparral Energy, Inc., 8.25%, 9/1/2021	B3	605,000	639,787
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[2], 6.625%, 11/15/2019	Ba3	1,325,000	1,192,500
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	B3	650,000	695,500
PBF Holding Co. LLC - PBF Finance Corp.[2], 8.25%, 2/15/2020	Ba3	980,000	977,550
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	A3	6,900,000	7,436,620
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	Ba3	750,000	780,000
Tesoro Corp., 9.75%, 6/1/2019	Ba1	615,000	694,950

			19,026,989

Total Energy			37,952,954

Financials - 32.1%
Capital Markets - 8.0%
Credit Suisse AG (Switzerland)[2], 2.60%, 5/27/2016	Aaa	4,295,000	4,412,550
GFI Group, Inc., 8.375%, 7/19/2018	Ba2	1,205,000	1,012,200
Goldman Sachs Capital II5, 4.00%, 6/1/2043	Ba2	4,205,000	2,846,869
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	3,385,000	3,669,611
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	4,510,000	4,642,698
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	6,925,000	7,513,625
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	Baa2	4,300,000	4,323,650
Morgan Stanley, 5.55%, 4/27/2017	Baa1	3,544,000	3,580,744
Morgan Stanley, 7.30%, 5/13/2019	Baa1	4,310,000	4,655,830
Morgan Stanley, 5.50%, 1/26/2020	Baa1	4,485,000	4,392,699
Morgan Stanley, 5.75%, 1/25/2021	Baa1	5,400,000	5,324,627
Morgan Stanley, 5.50%, 7/28/2021	Baa1	2,320,000	2,285,796

			48,660,899

Commercial Banks - 7.7%
Bank of Montreal (Canada)[2], 1.30%, 10/31/2014	Aaa	1,400,000	1,418,943
Bank of Nova Scotia (Canada)[2], 1.65%, 10/29/2015	Aaa	3,000,000	3,067,302
CIT Group, Inc., 5.25%, 3/15/2018	B1	1,000,000	1,032,500
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	A3	2,770,000	2,422,008
The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
KeyBank National Association, 5.45%, 3/3/2016	Baa1	$4,640,000	$5,151,811
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	5,665,000	6,618,895
National Bank of Canada (Canada)[2], 2.20%, 10/19/2016	Aaa	2,700,000	2,815,838
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,317,308
PNC Bank National Association, 5.25%, 1/15/2017	A3	5,640,000	6,281,877
Royal Bank of Canada (Canada)[2], 3.125%, 4/14/2015	Aaa	3,000,000	3,177,129
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	724,765
Santander Issuances S.A. Unipersonal (Spain)[2], 5.911%, 6/20/2016	Baa3	2,650,000	2,446,560
The Toronto-Dominion Bank (Canada)[2], 2.20%, 7/29/2015	Aaa	3,000,000	3,121,914
The Toronto-Dominion Bank (Canada)[2], 1.625%, 9/14/2016	Aaa	1,400,000	1,425,978
Wachovia Corp., 5.25%, 8/1/2014	A3	4,500,000	4,800,469

			46,823,297

Consumer Finance - 1.7%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	5,239,858
American Express Co.[5], 6.80%, 9/1/2066	Baa2	3,445,000	3,558,685
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	965,000	1,047,025
Discover Financial Services[2], 5.20%, 4/27/2022	Ba1	355,000	371,357

			10,216,925

Diversified Financial Services - 5.1%
Bank of America Corp., 5.75%, 8/15/2016	Baa3	3,715,000	3,863,158
Bank of America Corp., 5.65%, 5/1/2018	Baa2	2,675,000	2,860,359
Bank of America Corp., 7.625%, 6/1/2019	Baa2	3,315,000	3,898,046
Bank of America Corp.[6], 5.13%, 2/24/2026	Baa2	2,720,000	2,666,043
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	2,195,000	2,624,184
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	7,385,000	9,120,704
CNG Holdings, Inc.[2], 9.375%, 5/15/2020	B3	705,000	722,625
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	4,300,000	5,025,548

			30,780,667

Insurance - 2.3%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	1,840,000	1,876,734
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	5,935,946
Genworth Financial, Inc., 7.625%, 9/24/2021	Baa3	5,980,000	5,650,107
Hartford Financial Services Group, Inc.[5], 8.125%, 6/15/2038	Ba1	580,000	607,550

			14,070,337

Real Estate Investment Trusts (REITS) - 7.3%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,830,718
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	5,135,519
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,518,618
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,101,518

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	$4,180,000	$4,449,656
HCP, Inc., 6.70%, 1/30/2018	Baa2	4,500,000	5,225,027
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,618,684
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,266,968
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,676,908
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,148,298
UDR, Inc., 4.625%, 1/10/2022	Baa2	5,700,000	6,037,109

			44,009,023

Total Financials			194,561,148

Health Care - 2.5%
Health Care Equipment & Supplies - 0.6%
CR Bard, Inc., 4.40%, 1/15/2021	A3	800,000	905,575
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2	720,000	800,100
Fresenius Medical Care US Finance, Inc.[2], 6.50%, 9/15/2018	Ba2	555,000	603,563
Fresenius US Finance II, Inc.[2], 9.00%, 7/15/2015	Ba1	1,320,000	1,516,350

			3,825,588

Health Care Providers & Services - 1.3%
HCA, Inc., 6.375%, 1/15/2015	B3	780,000	828,750
HCA, Inc., 6.50%, 2/15/2020	Ba3	715,000	774,881
Health Management Associates, Inc., 6.125%, 4/15/2016	BB4	1,360,000	1,441,600
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	4,000,000	4,610,904

			7,656,135

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3	2,400,000	2,737,346

Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International[2], 6.75%, 8/15/2021	B1	1,000,000	980,000

Total Health Care			15,199,069

Industrials - 11.3%
Aerospace & Defense - 2.1%
The Boeing Co., 6.00%, 3/15/2019	A2	3,465,000	4,331,725
Ducommun, Inc., 9.75%, 7/15/2018	B3	720,000	757,800
Textron, Inc., 4.625%, 9/21/2016	Baa3	3,100,000	3,346,053
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,460,781

			12,896,359

Air Freight & Logistics - 0.4%
Aguila 3 S.A. (Luxembourg)[2], 7.875%, 1/31/2018	B2	1,640,000	1,689,200
FedEx Corp., 8.00%, 1/15/2019	Baa1	435,000	573,352

			2,262,552

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 1.3%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	$295,676	$311,199
Continental Airlines, Inc.[2], 6.75%, 9/15/2015	Ba2	1,330,000	1,366,575
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa2	1,099,401	1,181,856
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3	630,000	630,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	365,000	361,350
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,248,141

			8,099,121

Building Products - 0.4%
Building Materials Corp. of America[2], 7.50%, 3/15/2020	Ba3	1,025,000	1,112,125
Owens Corning, 9.00%, 6/15/2019	Ba1	1,240,000	1,546,093

			2,658,218

Commercial Services & Supplies - 1.1%
Garda World Security Corp. (Canada)[2], 9.75%, 3/15/2017	B2	1,220,000	1,290,150
International Lease Finance Corp., 6.375%, 3/25/2013	Ba3	720,000	735,300
International Lease Finance Corp., 8.625%, 1/15/2022	Ba3	610,000	706,424
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	2,950,000	3,724,121

			6,455,995

Industrial Conglomerates - 1.5%
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,471,511
General Electric Capital Corp., 5.50%, 1/8/2020	A1	3,105,000	3,553,790
General Electric Co., 5.25%, 12/6/2017	Aa3	2,100,000	2,452,258
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	800,000	874,934

			9,352,493

Machinery - 2.6%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,366,498
Dynacast International LLC - Dynacast Finance, Inc.[2], 9.25%, 7/15/2019.	B2	1,000,000	1,037,500
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,605,855
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	2,350,000	2,579,839
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	2,925,000	3,009,559

			15,599,251

Marine - 0.2%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	1,000,000	1,007,500

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[2], 8.875%, 11/1/2017	Ba3	$245,000	$241,937

			1,249,437

Road & Rail - 1.7%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	B2	680,000	729,300
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	3,932,000	4,060,887
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,251,769
Union Pacific Corp., 2.95%, 1/15/2023	Baa2	1,100,000	1,102,894

			10,144,850

Total Industrials			68,718,276

Information Technology - 2.0%
Communications Equipment - 0.3%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	705,000	749,063
ViaSat, Inc.[2], 6.875%, 6/15/2020	B1	1,000,000	1,010,000

			1,759,063

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	1,500,000	1,528,103
Corning, Inc., 4.25%, 8/15/2020	A3	2,500,000	2,768,993
CPI International, Inc., 8.00%, 2/15/2018	B3	730,000	657,913

			4,955,009

Office Electronics - 0.6%
Xerox Corp.[5], 1.868%, 9/13/2013	Baa2	3,900,000	3,927,273

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	830,000	906,775

Software - 0.1%
Sophia LP - Sophia Finance, Inc.[2], 9.75%, 1/15/2019	Caa1	685,000	727,813

Total Information Technology			12,275,933

Materials - 8.5%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	1,635,000	2,031,821
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	3,000,000	3,059,790
Taminco Global Chemical Corp.[2], 9.75%, 3/31/2020	Caa1	680,000	698,700

			5,790,311

Containers & Packaging - 0.4%
Consolidated Container Co. LLC - Consolidated Container Capital, Inc.[2], 10.125%, 7/15/2020	Caa1	715,000	736,450

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Longview Fibre Paper & Packaging, Inc.[2], 8.00%, 6/1/2016	B2	$705,000	$705,000
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2], 9.875%,
8/15/2019	Caa1	990,000	1,027,125

			2,468,575

Metals & Mining - 5.9%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	5,685,000	5,848,802
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	5,185,000	5,727,973
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	5,460,000	5,167,983
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	4,111,590
Calcipar S.A. (Luxembourg)[2], 6.875%, 5/1/2018	B1	700,000	689,500
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,056,164
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	2,000,000	1,971,784
FMG Resources August 2006 Pty. Ltd. (Australia)[2], 6.875%, 2/1/2018	Ba3	1,030,000	1,040,300
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	2,925,000	2,877,843
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	4,000,000	4,296,352
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	2,990,155

			35,778,446

Paper & Forest Products - 1.2%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,798,644
Sappi Papier Holding GmbH (Austria)[2], 8.375%, 6/15/2019	Ba2	720,000	720,900

			7,519,544

Total Materials			51,556,876

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 1.3%
Inmarsat Finance plc (United Kingdom)[2], 7.375%, 12/1/2017	Ba2	965,000	1,030,137
Sable International Finance Ltd. (Cayman Islands)[2], 8.75%, 2/1/2020	Ba2	970,000	1,037,900
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	2,765,000	2,938,990
Wind Acquisition Finance S.A. (Luxembourg)[2], 11.75%, 7/15/2017	B3	905,000	730,787
Wind Acquisition Finance S.A. (Luxembourg)[2], 7.25%, 2/15/2018	Ba3	1,525,000	1,334,375
Windstream Corp., 7.50%, 6/1/2022	Ba3	585,000	602,550

			7,674,739

Wireless Telecommunication Services - 1.7%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2], 7.75%, 5/1/2017	Baa3	1,465,000	1,587,694
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	4,070,000	4,711,497
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	610,000	662,287
NII Capital Corp., 7.625%, 4/1/2021	B2	1,530,000	1,311,975

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[2], 5.101%, 4/17/2017	A2	$2,095,000	$2,295,091

			10,568,544

Total Telecommunication Services			18,243,283

Utilities - 1.7%
Electric Utilities - 1.7%
Allegheny Energy Supply Co. LLC[2], 5.75%, 10/15/2019	Baa3	2,385,000	2,566,563
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa1	4,000,000	4,024,956
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,908,836

Total Utilities			10,500,355

Total Non-Convertible Corporate Bonds
(Identified Cost $449,341,353)			486,564,986

TOTAL CORPORATE BONDS
(Identified Cost $456,270,780)			494,101,142

PREFERRED STOCKS - 2.4%

Financials - 2.4%
Commercial Banks - 1.4%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	119,980	3,149,475
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[7]	Baa3	1,850	1,910,993
U.S. Bancorp., Series F (non-cumulative), 6.50%[7,8]	A3	114,010	3,258,406

			8,318,874

Diversified Financial Services - 0.5%
Bank of America Corp., Series M (non-cumulative), 8.125%[7]	B1	3,000	3,147,930

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1	109,100	3,092,985

TOTAL PREFERRED STOCKS
(Identified Cost $12,983,252)			14,559,789

ASSET-BACKED SECURITIES - 1.1%

FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	Aaa	$1,113,904	1,122,258
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B5, 1.999%, 4/15/2013	Aaa	13,322	13,331
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2], 5.29%, 3/25/2016	Aaa	2,585,000	2,837,555
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2], 3.74%, 2/25/2017	Aaa	2,360,000	2,534,919

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2002-4, Class A4[5] , 0.608%, 3/15/2017	Aaa	$185,827	$185,063

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,254,429)			6,693,126

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA[4]	385,662	410,909
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[5], 5.727%, 5/10/2045	AAA[4]	700,000	798,050
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	335,000	377,630
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	715,000	787,788
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[5], 5.718%, 9/11/2038	Aaa	1,010,000	1,147,276
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[4]	650,000	740,210
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa	240,000	255,952
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5], 5.219%, 7/15/2044	Aaa	500,000	556,413
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5], 5.73%, 3/15/2049	Aaa	575,000	655,139
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.749%, 6/10/2046	AAA[4]	900,000	1,013,378
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2], 3.156%, 7/10/2046	Aaa	1,260,460	1,321,164
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.436%, 7/25/2048	A4	950,000	950,968
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.936%, 4/25/2044	A3	230,000	235,465
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[5], 5.874%, 7/10/2038	Aaa	1,695,000	1,932,008
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5], 5.284%, 1/12/2043	Aaa	850,000	927,696
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5], 5.195%, 12/15/2044	Aaa	1,670,000	1,868,262
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5], 5.871%, 4/15/2045	Aaa	1,075,000	1,226,752
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[4]	750,000	818,348
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[5], 5.869%, 6/15/2038	Aaa	970,000	1,107,115
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.414%, 7/12/2046	Aaa	605,000	683,764

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[5], 5.211%, 11/14/2042	Aaa	$385,000	$427,328
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A5, 5.23%, 9/15/2042	Aaa	210,000	231,960
Morgan Stanley Capital I, Series 2011-C1, Class A2[2], 3.884%, 9/15/2047	AAA[4]	200,000	215,116
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA[4]	420,000	479,488
Vornado DP LLC, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA[4]	1,195,000	1,301,350
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.215%, 10/15/2044	Aaa	1,220,000	1,343,371
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[5], 5.736%, 5/15/2043	Aaa	770,000	875,183
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045	Aaa	1,220,000	1,391,089
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	1,350,000	1,474,010

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,128,786)			25,553,182

FOREIGN GOVERNMENT BONDS - 1.7%
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	A3	EUR 2,515,000	3,124,781
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR 8,905,000	2,926,858
Republic of Italy (Italy), 2.125%, 10/5/2012	WR3	$4,265,000	4,249,228

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $10,218,061)			10,300,867

MUNICIPAL BONDS - 0.5%
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031
(Identified Cost $2,500,000)	Aa2	2,500,000	3,046,900

MUTUAL FUNDS - 0.0%*
John Hancock Preferred Income Fund
(Identified Cost $139,390)		10,500	239,715

U.S. GOVERNMENT AGENCIES - 5.8%

Mortgage-Backed Securities - 5.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$2,760,615	3,024,067
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		222,154	243,354
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		240,675	264,613
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,765,620	1,934,117

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	$309,852	$340,671
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,090,969	3,385,948
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	185,205	202,533
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	1,583,979	1,728,526
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	8,867,572	9,772,055
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,709,316	4,084,611
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,009,519	1,105,054
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	303,483	333,436
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	215,286	236,535
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	175,368	192,511
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	309,464	345,703
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	149,960	163,636
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	446,718	490,258
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	110,624	120,373
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	2,157,662	2,345,795
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	1,635,479	1,778,081
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	202,339	220,550
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	248,779	270,704
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,420,598	1,559,061
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	917,812	1,007,269

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $34,460,744)		35,149,461

SHORT-TERM INVESTMENTS - 1.6%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.09%, (Identified Cost $9,466,291)	9,466,291	9,466,291

TOTAL INVESTMENTS - 98.8% (Identified Cost $556,421,733)		599,110,473
OTHER ASSETS, LESS LIABILITIES - 1.2%		7,333,782

NET ASSETS - 100%		$606,444,255

* Less than 0.1%

EUR - Euro currency

G.O. Bond - General Obligation Bond

Impt. - Improvement

MYR - Malaysian Ringgit

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $90,036,422, or 14.8%, of the Series’ net assets as of June 30, 2012 (see Note 2 to the financial statements).

3Credit rating has been withdrawn. As of June 30, 2012, there is no rating available.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of June 30, 2012.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2012.

7The rate shown is a fixed rate as of June 30, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

8Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

9Rate shown is the current yield as of June 30, 2012.

Core Plus Bond Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $556,421,733) (Note 2)	$599,110,473
Foreign currency (identified cost $935,320)	942,696
Interest receivable	7,746,522
Receivable for fund shares sold	541,675
Receivable for securities sold	373,214
Dividends receivable	47,026

TOTAL ASSETS	608,761,606

LIABILITIES:

Accrued management fees (Note 3)	345,939
Accrued fund accounting and administration fees (Note 3)	32,274
Accrued transfer agent fees (Note 3)	1,684
Accrued directors’ fees (Note 3)	1,444
Accrued Chief Compliance Officer service fees (Note 3)	152
Payable for securities purchased	1,699,869
Payable for fund shares repurchased	197,554
Other payables and accrued expenses	38,435

TOTAL LIABILITIES	2,317,351

TOTAL NET ASSETS	$606,444,255

NET ASSETS CONSIST OF:

Capital stock	$547,868
Additional paid-in-capital	562,003,625
Undistributed net investment income	3,122,810
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(1,926,386)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	42,696,338

TOTAL NET ASSETS	$606,444,255

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($606,444,255/54,786,830 shares)	$11.07

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$14,178,741
Dividends	709,110

Total Investment Income	14,887,851

EXPENSES:

Management fees (Note 3)	2,070,243
Fund accounting and administration fees (Note 3)	65,789
Directors’ fees (Note 3)	6,735
Transfer agent fees (Note 3)	4,358
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	17,058
Miscellaneous	49,697

Total Expenses	2,215,124

NET INVESTMENT INCOME	12,672,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(2,519,525)
Foreign currency and translation of other assets and liabilities	(194,003)
Forward foreign currency exchange contracts	(8,639)

(2,722,167)

Net change in unrealized appreciation (depreciation) on- Investments	20,954,577
Foreign currency and translation of other assets and liabilities	(3,788)

20,950,789

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	18,228,622

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,901,349

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,672,727	$25,565,400
Net realized gain (loss) on investments and foreign currency	(2,722,167)	13,389,041
Net change in unrealized appreciation (depreciation) on investments and foreign currency	20,950,789	(12,244,570)

Net increase from operations	30,901,349	26,709,871

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(9,719,189)	(25,361,704)
From net realized gain on investments	—	(15,905,245)

Total distributions to shareholders	(9,719,189)	(41,266,949)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	15,678,649	48,785,177

Net increase in net assets	36,860,809	34,228,099

NET ASSETS:

Beginning of period	569,583,446	535,355,347

End of period (including undistributed net investment income of $3,122,810 and $169,272, respectively)	$606,444,255	$569,583,446

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12	FOR THE YEARS ENDED
	(UNAUDITED)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.67	$10.96	$10.49	$9.66	$10.02	$9.98

Income (loss) from investment operations:
Net investment income	0.24 [1]	0.51 [1]	0.55 [1]	0.57 [1]	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.34	0.03	0.51	0.82	(0.32)	0.03

Total from investment operations	0.58	0.54	1.06	1.39	0.10	0.43

Less distributions to shareholders:
From net investment income	(0.18)	(0.51)	(0.52)	(0.56)	(0.45)	(0.39)
From net realized gain on investments	—	(0.32)	(0.07)	—	(0.01)	—

Total distributions to shareholders	(0.18)	(0.83)	(0.59)	(0.56)	(0.46)	(0.39)

Net asset value - End of period	$11.07	$10.67	$10.96	$10.49	$9.66	$10.02

Net assets - End of period (000’s omitted)	$606,444	$569,583	$535,355	$395,308	$340,631	$278,494

Total return[2]	5.44%	4.91%	10.18%	14.35%	1.24%	4.34%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.75%[3]	0.75%	0.76%	0.78%	0.80%	0.81%
Net investment income	4.28%[3]	4.56%	4.92%	5.60%	4.84%	4.20%
Portfolio turnover	16%	35%	31%	72%	63%	341%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[4]	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01% .

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Plus Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$14,559,789	$6,242,460	$8,317,329	$—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	35,149,461	—	35,149,461	—
States and political subdivisions
(municipals)	3,046,900	—	3,046,900	—
Corporate Debt:
Consumer Discretionary	66,464,528	—	66,464,528	—
Consumer Staples	11,092,564	—	11,092,564	—
Energy	37,952,954	—	37,952,954	—
Financials	194,561,148	—	194,561,148	—
Health Care	15,199,069	—	15,199,069	—
Industrials	68,718,276	—	68,718,276	—
Information Technology	12,275,933	—	12,275,933	—
Materials	51,556,876	—	51,556,876	—
Telecommunication Services	18,243,283	—	18,243,283	—
Utilities	10,500,355	—	10,500,355	—
Convertible corporate debt:
Financials	2,763,906	—	2,763,906	—
Health Care	587,863	—	587,863	—
Information Technology	2,742,337	—	2,742,337	—
Materials	1,442,050	—	1,442,050	—
Asset-backed securities	6,693,126	—	6,693,126	—
Commercial mortgage-backed securities	25,553,182	—	25,553,182	—
Foreign government bonds	10,300,867	—	10,300,867	—
Mutual funds	9,706,006	9,706,006	—	—

Total assets	$599,110,473	$15,948,466	$583,162,007	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series did not hold any forward foreign currency exchange contacts on June 30, 2012. The average volume of derivative activity (measured in terms of the notional amount) during the six months ended June 30, 2012 was approximately $1.3 million.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2012.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2012.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2012.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2008 through December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $124,939,796 and $93,405,964, respectively. There were no purchases and sales of U.S. Government securities.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Core Plus Bond Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,577,168	$28,532,218	5,512,628	$61,835,044
Reinvested	868,062	9,566,043	3,813,913	40,674,011
Repurchased	(2,025,246)	(22,419,612)	(4,794,577)	(53,723,878)

Total	1,419,984	$15,678,649	4,531,964	$48,785,177

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$27,335,699
Long-term capital gains	13,931,250

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$556,431,052
Unrealized appreciation	45,777,301
Unrealized depreciation	(3,097,880)

Net unrealized appreciation	$42,679,421

Core Plus Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNCPB-6/12-SAR

HIGH YIELD BOND SERIES
www.manning-napier.com

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,065.40	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2012

(unaudited)

Sector Allocation[1]

Cash, short-term investments, and liabilities, less other assets - 4.2%
Consumer Discretionary - 16.6%
Telecommunication Services - 10.5%
Consumer Staples - 3.4%
Materials - 10.4%
Energy - 10.8%
Information Technology - 4.9%
Industrials - 15.1%
Financials - 14.2%
Health Care - 9.9%

[1]As a percentage of net assets.

Credit Quality Ratings[2,3]

Caa - 5.4%
Unrated investments - 0.2%
Baa - 5.7%
B - 38.8%
Ba - 49.8%

2

High Yield Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 94.7%

Convertible Corporate Bonds - 2.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Alere, Inc., 3.00%, 5/15/2016	B2	$825,000	$740,437

Materials - 2.0%
Containers & Packaging - 2.0%
Owens-Brockway Glass Container, Inc.[3] , 3.00%, 6/1/2015	Ba3	3,735,000	3,566,925

Total Convertible Corporate Bonds (Identified Cost $4,318,131)			4,307,362

Non-Convertible Corporate Bonds - 92.3%
Consumer Discretionary - 16.6%
Auto Components - 1.0%
UCI International, Inc., 8.625%, 2/15/2019	B3	1,755,000	1,765,969

Hotels, Restaurants & Leisure - 1.1%
Choice Hotels International, Inc., 5.70%, 8/28/2020	Baa3	1,440,000	1,483,352
Choice Hotels International, Inc., 5.75%, 7/1/2022	Baa3	250,000	261,395
Wok Acquisition Corp.[3] , 10.25%, 6/30/2020	Caa1	250,000	257,500

			2,002,247

Household Durables - 1.0%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[3] , 7.75%, 4/15/2020	B2	1,810,000	1,891,450

Media - 9.6%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1	1,580,000	1,761,700
Columbus International, Inc. (Barbados)[3] , 11.50%, 11/20/2014	B2	1,770,000	1,885,121
Intelsat Jackson Holdings S.A. (Luxembourg), 7.25%, 4/1/2019	B3	1,775,000	1,863,750
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B3	1,495,000	1,592,175
Nara Cable Funding Ltd. (Ireland)[3] , 8.875%, 12/1/2018	B1	2,165,000	1,861,900
Sirius XM Radio, Inc.[3] , 8.75%, 4/1/2015	B2	1,685,000	1,895,625
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3] , 8.125%, 12/1/2017	Ba3	2,400,000	2,580,000
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3] , 7.50%, 3/15/2019	Ba3	1,660,000	1,759,600
XM Satellite Radio, Inc.[3] , 7.625%, 11/1/2018	B2	2,120,000	2,279,000

			17,478,871

Specialty Retail - 2.9%
Dollar General Corp., 4.125%, 7/15/2017	Ba2	1,000,000	1,013,750
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	2,630,000	2,800,950
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	1,515,000	1,577,494

			5,392,194

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	$1,870,000	$1,795,200

Total Consumer Discretionary			30,325,931

Consumer Staples - 3.4%
Beverages - 1.6%
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	1,000,000	1,132,500
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	1,510,000	1,727,063

			2,859,563

Food Products - 0.9%
Minerva Luxembourg S.A. (Luxembourg)[3] , 12.25%, 2/10/2022	B2	1,620,000	1,684,800

Personal Products - 0.9%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	1,530,000	1,637,100

Total Consumer Staples			6,181,463

Energy - 10.8%
Energy Equipment & Services - 4.6%
Calfrac Holdings LP3 , 7.50%, 12/1/2020	B1	3,680,000	3,514,400
Petroleum Geo-Services ASA (Norway)[3] , 7.375%, 12/15/2018	Ba2	1,500,000	1,541,250
SESI LLC, 6.375%, 5/1/2019	Ba3	1,675,000	1,754,563
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	1,330,000	1,463,000

			8,273,213

Oil, Gas & Consumable Fuels - 6.2%
Chaparral Energy, Inc., 8.25%, 9/1/2021	B3	1,740,000	1,840,050
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[3] , 6.625%, 11/15/2019	Ba3	3,260,000	2,934,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	B3	1,650,000	1,765,500
PBF Holding Co. LLC - PBF Finance Corp.[3] , 8.25%, 2/15/2020	Ba3	1,715,000	1,710,713
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	Ba3	1,410,000	1,466,400
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,440,000	1,627,200

			11,343,863

Total Energy			19,617,076

Financials - 13.1%
Capital Markets - 3.3%
GFI Group, Inc., 8.375%, 7/19/2018	Ba2	1,985,000	1,667,400
Goldman Sachs Capital II4 , 4.00%, 6/1/2043	Ba2	2,400,000	1,624,848
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	2,500,000	2,712,500

			6,004,748

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks - 1.1%
CIT Group, Inc., 5.25%, 3/15/2018	B1	$1,895,000	$1,956,587

Consumer Finance - 3.4%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2	3,440,000	3,553,520
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	2,430,000	2,636,550

			6,190,070

Diversified Financial Services - 3.0%
CNG Holdings, Inc.[3] , 9.375%, 5/15/2020	B3	1,785,000	1,829,625
CNH Capital LLC[3] , 6.25%, 11/1/2016	Ba2	1,730,000	1,851,100
International Lease Finance Corp., 6.375%, 3/25/2013	Ba3	1,815,000	1,853,569

			5,534,294

Insurance - 0.8%
Hartford Financial Services Group, Inc.[4] , 8.125%, 6/15/2038	Ba1	1,500,000	1,571,250

Real Estate Investment Trusts (REITS) - 1.5%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba1	2,470,000	2,717,000

Total Financials			23,973,949

Health Care - 9.5%
Health Care Equipment & Supplies - 3.7%
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2	2,370,000	2,633,663
Fresenius Medical Care US Finance, Inc.[3] , 6.50%, 9/15/2018	Ba2	825,000	897,187
Fresenius US Finance II, Inc.[3] , 9.00%, 7/15/2015	Ba1	2,820,000	3,239,475

			6,770,325

Health Care Providers & Services - 4.8%
HCA, Inc., 6.375%, 1/15/2015	B3	1,955,000	2,077,187
HCA, Inc., 6.50%, 2/15/2020	Ba3	920,000	997,050
Health Management Associates, Inc., 6.125%, 4/15/2016	BB2	3,505,000	3,715,300
STHI Holding Corp.[3] , 8.00%, 3/15/2018	B2	1,725,000	1,824,187

			8,613,724

Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International[3] , 6.75%, 8/15/2021	B1	1,895,000	1,857,100

Total Health Care			17,241,149

Industrials - 15.1%
Aerospace & Defense - 1.0%
Ducommun, Inc., 9.75%, 7/15/2018	B3	1,665,000	1,752,413

Air Freight & Logistics - 1.5%
Aguila 3 S.A. (Luxembourg)[3] , 7.875%, 1/31/2018	B2	2,660,000	2,739,800

Airlines - 3.4%
Continental Airlines, Inc.[3] , 6.75%, 9/15/2015	Ba2	3,450,000	3,544,875

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3	$1,890,000	$1,890,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	850,000	841,500

			6,276,375

Building Products - 3.0%
Building Materials Corp. of America[3] , 6.875%, 8/15/2018	Ba3	825,000	876,563
Building Materials Corp. of America[3] , 7.50%, 3/15/2020	Ba3	1,800,000	1,953,000
Owens Corning, 9.00%, 6/15/2019	Ba1	2,075,000	2,587,211

			5,416,774

Commercial Services & Supplies - 2.1%
Garda World Security Corp. (Canada)[3] , 9.75%, 3/15/2017	B2	2,015,000	2,130,863
International Lease Finance Corp., 8.625%, 1/15/2022	Ba3	1,535,000	1,777,640

			3,908,503

Machinery - 1.4%
Dynacast International LLC - Dynacast Finance, Inc.[3] , 9.25%, 7/15/2019.	B2	2,500,000	2,593,750

Marine - 1.7%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	2,685,000	2,705,137
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3] , 8.875%, 11/1/2017	WR5	400,000	395,000

			3,100,137

Road & Rail - 1.0%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	B2	1,705,000	1,828,613

Total Industrials			27,616,365

Information Technology - 4.9%
Communications Equipment - 2.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	1,780,000	1,891,250
ViaSat, Inc.[3] , 6.875%, 6/15/2020	B1	1,845,000	1,863,450

			3,754,700

Electronic Equipment, Instruments & Components - 1.0%
CPI International, Inc., 8.00%, 2/15/2018	B3	1,950,000	1,757,437

Semiconductors & Semiconductor Equipment - 0.8%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	1,360,000	1,485,800

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 1.0%
Sophia LP - Sophia Finance, Inc.[3] , 9.75%, 1/15/2019	Caa1	$1,745,000	$1,854,063

Total Information Technology			8,852,000

Materials - 8.4%
Chemicals - 1.0%
Taminco Global Chemical Corp.[3] , 9.75%, 3/31/2020	Caa1	1,705,000	1,751,887

Containers & Packaging - 4.0%
Consolidated Container Co. LLC - Consolidated Container Capital, Inc.[3] , 10.125%, 7/15/2020	Caa1	1,775,000	1,828,250
Longview Fibre Paper & Packaging, Inc.[3] , 8.00%, 6/1/2016	B2	1,665,000	1,665,000
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[3] , 9.875%, 8/15/2019	Caa1	2,690,000	2,790,875
Tekni-Plex, Inc.[3] , 9.75%, 6/1/2019	Caa1	1,000,000	1,010,000

			7,294,125

Metals & Mining - 2.4%
Calcipar S.A. (Luxembourg)[3] , 6.875%, 5/1/2018	B1	1,795,000	1,768,075
FMG Resources August 2006 Pty. Ltd. (Australia)[3] , 6.875%, 2/1/2018	Ba3	2,645,000	2,671,450

			4,439,525

Paper & Forest Products - 1.0%
Sappi Papier Holding GmbH (Austria)[3] , 7.75%, 7/15/2017	Ba2	1,000,000	1,012,500
Sappi Papier Holding GmbH (Austria)[3] , 8.375%, 6/15/2019	Ba2	775,000	775,969

			1,788,469

Total Materials			15,274,006

Telecommunication Services - 10.5%
Diversified Telecommunication Services - 7.9%
Inmarsat Finance plc (United Kingdom)[3] , 7.375%, 12/1/2017	Ba2	2,430,000	2,594,025
Sable International Finance Ltd. (Cayman Islands)[3] , 8.75%, 2/1/2020	Ba2	2,495,000	2,669,650
UPCB Finance III Ltd. (Cayman Islands)[3] , 6.625%, 7/1/2020	Ba3	1,680,000	1,705,200
UPCB Finance VI Ltd. (Cayman Islands)[3] , 6.875%, 1/15/2022	Ba3	2,000,000	2,040,000
Wind Acquisition Finance S.A. (Luxembourg)[3] , 11.75%, 7/15/2017	B3	2,280,000	1,841,100
Wind Acquisition Finance S.A. (Luxembourg)[3] , 7.25%, 2/15/2018	Ba3	2,025,000	1,771,875
Windstream Corp., 7.50%, 6/1/2022	Ba3	1,750,000	1,802,500

			14,424,350

Wireless Telecommunication Services - 2.6%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3] , 7.75%, 5/1/2017	Baa3	1,870,000	2,026,613
NII Capital Corp., 8.875%, 12/15/2019	B2	2,545,000	2,306,406
The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2012

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
NII Capital Corp., 7.625%, 4/1/2021	B2	$500,000	$428,750

			4,761,769

Total Telecommunication Services			19,186,119

Total Non-Convertible Corporate Bonds
(Identified Cost $164,713,965)			168,268,058

TOTAL CORPORATE BONDS
(Identified Cost $169,032,096)			172,575,420

PREFERRED STOCKS - 1.1%

Financials - 1.1%
Diversified Financial Services - 1.1%
Bank of America Corp., Series K (non-cumulative), 8.00%[6]
(Identified Cost $1,751,216)	B1	1,910	1,989,609

SHORT-TERM INVESTMENTS - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.09%,
(Identified Cost $8,365,162)		8,365,162	8,365,162

TOTAL INVESTMENTS - 100.4%
(Identified Cost $179,148,474)			182,930,191
LIABILITIES, LESS OTHER ASSETS - (0.4%)			(708,008)

NET ASSETS - 100%			$182,222,183

1 Credit ratings from Moody’s (unaudited).

2 Credit ratings from S&P (unaudited).

3 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $88,734,791, or 48.7%, of the Series’ net assets as of June 30, 2012.

4 The coupon rate is floating and is the effective rate as of June 30, 2012.

5 Credit rating has been withdrawn. As of June 30, 2012, there is no rating available.

6 The rate shown is fixed as of June 30, 2012; the rate becomes floating, based on LIBOR plus a spread, in 2018.

7 Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments (identified cost $179,148,474) (Note 2)	$182,930,191
Interest receivable	3,394,870
Receivable for securities sold	1,039,427
Receivable for fund shares sold	246,923
Dividends receivable	755

TOTAL ASSETS	187,612,166

LIABILITIES:

Accrued management fees (Note 3)	147,064
Accrued fund accounting and administration fees (Note 3)	15,317
Accrued transfer agent fees (Note 3)	2,825
Accrued directors’ fees (Note 3)	507
Accrued Chief Compliance Officer service fees (Note 3)	150
Payable for securities purchased	4,977,438
Payable for fund shares repurchased	196,681
Other payables and accrued expenses	50,001

TOTAL LIABILITIES	5,389,983

TOTAL NET ASSETS	$182,222,183

NET ASSETS CONSIST OF:

Capital stock	$169,993
Additional paid-in-capital	174,399,871
Undistributed net investment income	1,279,227
Accumulated net realized gain on investments	2,591,375
Net unrealized appreciation on investments	3,781,717

TOTAL NET ASSETS	$182,222,183

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($182,222,183/16,999,300 shares)	$10.72

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Interest	$6,313,647
Dividends	79,981

Total Investment Income	6,393,628

EXPENSES:

Management fees (Note 3)	900,683
Fund accounting and administration fees (Note 3)	30,577
Transfer agent fees (Note 3)	5,982
Directors’ fees (Note 3)	2,058
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	4,941
Miscellaneous	43,474

Total Expenses	988,959

NET INVESTMENT INCOME	5,404,669

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,931,465
Net change in unrealized appreciation (depreciation) on investments	4,124,889

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,056,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,461,023

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEAR ENDED 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,404,669	$10,530,980
Net realized gain (loss) on investments and foreign currency	1,931,465	4,681,436
Net change in unrealized appreciation (depreciation) on investments	4,124,889	(7,373,376)

Net increase from operations	11,461,023	7,839,040

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,157,411)	(10,504,997)
From net realized gain on investments	—	(4,479,165)

Total distributions to shareholders	(4,157,411)	(14,984,162)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(431,380)	24,313,762

Net increase in net assets	6,872,232	17,168,640

NET ASSETS:

Beginning of period	175,349,951	158,181,311

End of period (including undistributed net investment income of $1,279,227 and $31,969,respectively)	$182,222,183	$175,349,951

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 9/14/09[1] TO 12/31/09
		12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.30	$10.74	$10.37	$10.00

Income from investment operations:
Net investment income[2]	0.32	0.69	0.75	0.20
Net realized and unrealized gain (loss) on investments	0.35	(0.17)	0.66	0.28

Total from investment operations	0.67	0.52	1.41	0.48

Less distributions to shareholders:
From net investment income	(0.25)	(0.67)	(0.75)	(0.10)
From net realized gain on investments	—	(0.29)	(0.29)	(0.01)

Total distributions to shareholders	(0.25)	(0.96)	(1.04)	(0.11)

Net asset value - End of period	$10.72	$10.30	$10.74	$10.37

Net assets - End of period (000’s omitted)	$182,222	$175,350	$158,181	$127,678

Total return[3]	6.54%	4.87%	13.59%	4.82%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.10%[4]	1.12%	1.14%	1.20%[4]
Net investment income	6.00%[4]	6.26%	6.79%	6.51%[4]
Portfolio turnover	43%	63%	54%	22%

* For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.00%[5]	0.02%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). On September 14, 2009 the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates and directly to investors. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 125 million have been designated as High Yield Bond Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$1,989,609	$—	$1,989,609	$—
Debt securities:
Corporate Debt:
Consumer Discretionary	34,071,131	—	34,071,131	—
Consumer Staples	6,181,463	—	6,181,463	—
Energy	19,617,076	—	19,617,076	—
Financials	22,120,380	—	22,120,380	—
Health Care	17,241,149	—	17,241,149	—
Industrials	29,469,934	—	29,469,934	—
Information Technology	8,852,000	—	8,852,000	—
Materials	15,274,006	—	15,274,006	—
Telecommunication Services	15,440,919	—	15,440,919	—
Convertible corporate debt:
Health Care	740,437	—	740,437	—
Materials	3,566,925	—	3,566,925	—
Mutual funds	8,365,162	8,365,162	—	—

Total assets	$182,930,191	$8,365,162	$174,565,029	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2012.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2009 and the years ended December 31, 2010 and December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $73,762,619 and $74,012,944, respectively. There were no purchases or sales of U.S. Government securities.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of High Yield Bond Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE YEAR ENDED 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	934,106	$10,077,595	2,430,734	$26,727,792
Reinvested	380,967	4,023,010	1,428,302	14,581,472
Repurchased	(1,347,630)	(14,531,985)	(1,560,326)	(16,995,502)

Total	(32,557)	$(431,380)	2,298,710	$24,313,762

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2011 was as follows:

Ordinary income	$11,925,465
Long-term capital gains	3,058,697

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$179,148,474
Unrealized appreciation	6,198,175
Unrealized depreciation	(2,416,458)

Net unrealized appreciation	$3,781,717

18

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNHYB-06/12-SAR

INFLATION FOCUS EQUITY SERIES
www.manning-napier.com

Inflation Focus Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-6/30/12
Actual	$1,000.00	$1,052.30	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$5.97

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.19%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Inflation Focus Equity Series

Portfolio Composition as of June 30, 2012

(unaudited)

Top Ten Stock Holdings[2]
Westport Innovations, Inc. - ADR (Canada)	6.1%	Pall Corp.	3.1%
Monsanto Co.	5.6%	AGCO Corp.	2.8%
Syngenta AG (Switzerland)	4.0%	Pentair, Inc.	2.7%
DuPont Fabros Technology, Inc.	3.3%	Groupe Eurotunnel S.A. (France)	2.7%
Polypore International, Inc.	3.3%	Johnson Matthey plc (United Kingdom)	2.6%
2As a percentage of total investments.

2

Inflation Focus Equity Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.4%

Consumer Discretionary - 1.4%
Diversified Consumer Services - 1.4%
Sotheby’s	29,990	$1,000,466

Consumer Staples - 8.2%
Food & Staples Retailing - 3.8%
The Fresh Market, Inc.*	13,100	702,553
United Natural Foods, Inc.*	20,240	1,110,366
Whole Foods Market, Inc.	10,430	994,188

		2,807,107

Food Products - 4.4%
The Hain Celestial Group, Inc.*	21,300	1,172,352
Ingredion, Inc.	34,250	1,696,060
SunOpta, Inc. (Canada)*	65,070	365,043

		3,233,455

Total Consumer Staples		6,040,562

Energy - 13.6%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	18,210	748,431
Cameron International Corp.*	29,300	1,251,403
CARBO Ceramics, Inc.	8,450	648,369
Schlumberger Ltd.	13,940	904,845
Tidewater, Inc.	26,820	1,243,375
Weatherford International Ltd. - ADR (Switzerland)*	52,290	660,423

		5,456,846

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp.	8,380	736,518
Ceres, Inc.*	14,770	133,669
Chesapeake Energy Corp.	21,770	404,922
Encana Corp. (Canada)	33,690	701,763
EOG Resources, Inc.	7,090	638,880
Hess Corp.	28,760	1,249,622
Range Resources Corp.	11,120	687,994

		4,553,368

Total Energy		10,010,214

Financials - 8.2%
Diversified Financial Services - 1.0%
JSE Ltd. (South Africa)[1]	79,770	733,385

Real Estate Investment Trusts (REITS) - 7.2%
American Campus Communities, Inc.	27,450	1,234,701
Digital Realty Trust, Inc.	21,650	1,625,265

The accompanying notes are an integral part of the financial statements.

3

Inflation Focus Equity Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
DuPont Fabros Technology, Inc.	86,040	$2,457,302

		5,317,268

Total Financials		6,050,653

Health Care - 2.4%
Health Care Equipment & Supplies - 2.4%
Neogen Corp.*	38,630	1,784,706

Industrials - 38.6%
Airlines - 1.7%
Copa Holdings S.A. - ADR - Class A (Panama)	15,190	1,252,871

Commercial Services & Supplies - 1.5%
Ritchie Bros. Auctioneers, Inc. (Canada)	50,500	1,073,125

Electrical Equipment - 3.3%
Polypore International, Inc.*	60,270	2,434,305

Machinery - 23.4%
AGCO Corp.*	44,520	2,035,900
Deere & Co.	19,120	1,546,234
First Tractor Co. Ltd. - Class H (China)*[1]	876,380	710,139
Lindsay Corp.	17,930	1,163,657
Pall Corp.	41,640	2,282,288
Pentair, Inc.	51,940	1,988,263
Trinity Industries, Inc.	51,540	1,287,469
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	39,880	674,772
Westport Innovations, Inc. - ADR (Canada)*	122,680	4,508,490
Xylem, Inc.	40,360	1,015,861

		17,213,073

Professional Services - 2.0%
Campbell Brothers Ltd. (Australia)[1]	25,770	1,444,713

Trading Companies & Distributors - 4.0%
Brenntag AG (Germany)[1]	9,290	1,028,103
Fastenal Co.	23,610	951,719
MSC Industrial Direct Co., Inc. - Class A	7,150	468,683
WW Grainger, Inc.	2,730	522,085

		2,970,590

Transportation Infrastructure - 2.7%
Groupe Eurotunnel S.A. (France)[1]	240,930	1,958,354

Total Industrials		28,347,031

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 2.2%
Maxwell Technologies, Inc.*	241,280	1,582,797

The accompanying notes are an integral part of the financial statements.

4

Inflation Focus Equity Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials - 22.8%
Chemicals - 19.1%
Agrium, Inc. (Canada)	8,800	$778,536
CF Industries Holdings, Inc	4,170	807,896
Chr. Hansen Holding A/S (Denmark)[1]	26,110	672,730
Israel Chemicals Ltd. (Israel)[1]	67,210	743,635
Johnson Matthey plc (United Kingdom)[1]	54,100	1,876,174
Monsanto Co	49,320	4,082,710
Nufarm Ltd. (Australia)[1]	294,670	1,539,017
Sigma-Aldrich Corp	8,020	592,919
Syngenta AG (Switzerland)[1]	8,610	2,947,420

		14,041,037

Metals & Mining - 3.7%
Alumina Ltd. (Australia)[1]	623,780	511,626
Schnitzer Steel Industries, Inc. - Class A	29,940	838,919
Umicore S.A. (Belgium)[1]	29,750	1,375,497

		2,726,042

Total Materials		16,767,079

TOTAL COMMON STOCKS
(Identified Cost $69,025,859)		71,583,508

SHORT-TERM INVESTMENTS - 2.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.09%
(Identified Cost $1,958,860)	1,958,860	1,958,860

TOTAL INVESTMENTS - 100.1%
(Identified Cost $70,984,719)		73,542,368
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(47,115)

NET ASSETS - 100%		$73,495,253

ADR - American Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

5

Inflation Focus Equity Series

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $70,984,719) (Note 2)	$73,542,368
Foreign currency (identified cost $6,346)	6,568
Receivable for fund shares sold	42,722
Dividends receivable	27,818
Foreign tax reclaims receivable	26,773

TOTAL ASSETS	73,646,249

LIABILITIES:

Accrued management fees (Note 3)	57,428
Accrued fund accounting and administration fees (Note 3)	8,888
Accrued transfer agent fees (Note 3)	3,475
Accrued directors’ fees (Note 3)	659
Accrued Chief Compliance Officer service fees (Note 3)	36
Payable for fund shares repurchased	48,320
Audit fees payable	20,239
Other payables and accrued expenses	11,951

TOTAL LIABILITIES	150,996

TOTAL NET ASSETS	$73,495,253

NET ASSETS CONSIST OF:

Capital stock	$70,215
Additional paid-in-capital	70,677,661
Undistributed net investment income	195,289
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(5,840)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	2,557,928

TOTAL NET ASSETS	$73,495,253

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($73,495,253/7,021,525 shares)	$10.47

The accompanying notes are an integral part of the financial statements.

6

Inflation Focus Equity Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $43,876)	$649,047

EXPENSES:

Management fees (Note 3)	372,779
Fund accounting and administration fees (Note 3)	19,187
Transfer agent fees (Note 3)	7,616
Chief Compliance Officer service fees (Note 3)	1,244
Directors’ fees (Note 3)	746
Custodian fees	7,343
Miscellaneous	33,425

Total Expenses	442,340

NET INVESTMENT INCOME	206,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	425,923
Foreign currency and translation of other assets and liabilities	(6,750)

419,173

Net change in unrealized appreciation (depreciation) on-
Investments	2,919,348
Foreign currency and translation of other assets and liabilities	467

2,919,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	3,338,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,545,695

The accompanying notes are an integral part of the financial statements.

7

Inflation Focus Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE PERIOD 8/23/11[1] TO 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$206,707	$14,003
Net realized gain (loss) on investments and foreign currency	419,173	(455,571)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,919,815	(361,887)

Net increase (decrease) from operations	3,545,695	(803,455)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	682,296	70,070,717

Net increase in net assets	4,227,991	69,267,262

NET ASSETS:

Beginning of period	69,267,262	—

End of period (including undistributed net investment income of $195,289 and accumulated net investment loss of $11,418, respectively)	$73,495,253	$69,267,262

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

8

Inflation Focus Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE PERIOD 8/23/11[1] TO 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.03	0.00 [3]
Net realized and unrealized gain (loss) on investments	0.49	(0.05)

Total from investment operations	0.52	(0.05)

Net asset value - End of period	$10.47	$9.95

Net assets - End of period (000’s omitted)	$73,495	$69,267

Total return[4]	5.23%	(0.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*5	1.19%	1.20%
Net investment income[5]	0.55%	0.60%
Portfolio turnover	28%	9%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	0.16%[5]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $0.01.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

9

Inflation Focus Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Inflation Focus Equity Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Inflation Focus Equity Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

10

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$1,000,466	$1,000,466	$—	$—
Consumer Staples	6,040,562	6,040,562	—	—
Energy	10,010,214	10,010,214	—	—
Financials	6,050,653	5,317,268	733,385	—
Health Care	1,784,706	1,784,706	—	—
Industrials	28,347,031	22,530,950	5,816,081	—
Information Technology	1,582,797	1,582,797	—	—
Materials	16,767,079	7,100,980	9,666,099	—
Mutual funds	1,958,860	1,958,860	—	—

Total assets	$73,542,368	$57,326,803	$16,215,565	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

11

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

12

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $23,052,871 and $20,137,330, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Inflation Focus Equity Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE PERIOD 8/23/11 (COMMENCEMENT OF OPERATIONS) TO 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	363,710	$3,960,925	7,270,819	$73,101,576
Reinvested	—	—	—	—
Repurchased	(303,593)	(3,278,629)	(309,411)	(3,030,859)

Total	60,117	$682,296	6,961,408	$70,070,717

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

13

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2011, the Series had the following net capital loss carryforwards available to offset future realized gains to the extent allowed by the tax law:

CAPITAL LOSS CARRYFORWARD CHARACTER
SHORT TERM	LONG TERM
$ 178,409	$ —

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses.

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$71,156,938
Unrealized appreciation	8,262,477
Unrealized depreciation	(5,877,047)

Net unrealized appreciation	$2,385,430

14

Inflation Focus Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNIFE-6/12-SAR

EMERGING MARKETS SERIES
www.manning-napier.com

Emerging Markets Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/12	ENDING ACCOUNT VALUE 6/30/12	EXPENSES PAID DURING PERIOD* 1/1/12-06/30/12
Actual	$1,000.00	$1,073.20	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Emerging Markets Series

Portfolio Composition as of June 30, 2012

(unaudited)

2

Emerging Markets Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 87.6%

Consumer Discretionary - 12.3%
Auto Components - 4.5%
Halla Climate Control Corp. (South Korea)[1]	97,000	$2,069,757
Mando Corp. (South Korea)[1]	11,600	1,731,506

		3,801,263

Automobiles - 2.4%
Hyundai Motor Co. (South Korea)[1]	10,000	2,052,944

Diversified Consumer Services - 2.4%
Anhanguera Educacional Participacoes S.A. (Brazil)	156,730	1,988,290

Household Durables - 0.9%
LG Electronics, Inc. (South Korea)[1]	13,400	722,026

Specialty Retail - 2.1%
Belle International Holdings Ltd. (Hong Kong)[1]	1,036,000	1,774,834

Total Consumer Discretionary		10,339,357

Consumer Staples - 12.0%
Beverages - 4.0%
Cia Cervecerias Unidas S.A. - ADR (Chile)	33,200	2,070,352
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	34,900	1,337,717

		3,408,069

Food & Staples Retailing - 3.2%
President Chain Store Corp. (Taiwan)[1]	219,000	1,168,495
Raia Drogasil S.A. (Brazil)	150,000	1,501,120

		2,669,615

Food Products - 2.7%
Biostime International Holdings Ltd. (Cayman Islands)[1]	347,000	909,611
M Dias Branco S.A. (Brazil)	46,000	1,349,883

		2,259,494

Personal Products - 2.1%
Natura Cosmeticos S.A. (Brazil)	79,000	1,821,110

Total Consumer Staples		10,158,288

Energy - 4.7%
Energy Equipment & Services - 1.0%
Eurasia Drilling Co. Ltd. - GDR (Cayman Islands)[1]	33,200	846,600

Oil, Gas & Consumable Fuels - 3.7%
Pacific Rubiales Energy Corp. (Canada)	95,000	2,011,787
Petroleo Brasileiro S.A. - ADR (Brazil)	62,100	1,126,494

Total Energy		3,984,881

Financials - 10.4%
Capital Markets - 0.4%
OSK Holdings Berhad (Malaysia)[1]	712,375	315,916

The accompanying notes are an integral part of the financial statements.

3

Emerging Markets Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks - 3.9%
Hong Leong Financial Group Berhad (Malaysia)[1]	427,000	$1,654,928
ICICI Bank Ltd. - ADR (India)	50,000	1,620,500

		3,275,428

Diversified Financial Services - 3.0%
JSE Ltd. (South Africa)[1]	271,000	2,491,505

Insurance - 0.4%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	41,000	364,376

Real Estate Management & Development - 2.7%
BR Malls Participacoes S.A. (Brazil)	71,000	804,207
General Shopping Brasil S.A. (Brazil)*	318,000	1,504,108

		2,308,315

Total Financials		8,755,540

Health Care - 16.3%
Health Care Equipment & Supplies - 1.6%
Mindray Medical International Ltd. - ADR (China)	44,500	1,347,905

Health Care Providers & Services - 1.8%
Apollo Hospitals Enterprise Ltd. (India)[1]	140,600	1,554,444

Life Sciences Tools & Services - 1.6%
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	93,500	1,320,220

Pharmaceuticals - 11.3%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	40,000	1,187,200
Glenmark Pharmaceuticals Ltd. (India)[1]	210,023	1,372,500
Lupin Ltd. (India)[1]	133,300	1,288,179
Ranbaxy Laboratories Ltd. (India)*[1]	146,450	1,299,129
Strides Arcolab Ltd. (India)[1]	219,480	2,936,102
Sun Pharmaceutical Industries Ltd. (India)[1]	123,000	1,410,070

		9,493,180

Total Health Care		13,715,749

Industrials - 13.9%
Airlines - 2.6%
Copa Holdings S.A. - ADR - Class A (Panama)	26,400	2,177,472

Electrical Equipment - 1.6%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,336,882

Machinery - 4.8%
Hiwin Technologies Corp. (Taiwan)[1]	169,000	1,735,528
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	138,180	2,338,013

		4,073,541

The accompanying notes are an integral part of the financial statements.

4

Emerging Markets Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Marine - 0.9%
Sinotrans Shipping Ltd. (Hong Kong)[1]	3,120,000	$733,880

Professional Services - 0.5%
Qualicorp S.A. (Brazil)*	46,000	398,277

Road & Rail - 1.9%
All America Latina Logistica S.A. (Brazil)	387,000	1,633,936

Transportation Infrastructure - 1.6%
Malaysia Airports Holdings Berhad (Malaysia)[1]	800,000	1,405,351

Total Industrials		11,759,339

Information Technology - 10.1%
Internet Software & Services - 6.8%
Mail.ru Group Ltd. - GDR (Russia)*[1]	25,400	865,022
NHN Corp. (South Korea)[1]	9,800	2,149,474
Tencent Holdings Ltd. (China)[1]	29,200	862,313
Yandex N.V. - Class A - ADR (Netherlands)*	32,500	619,125
Youku, Inc. - ADR (China)*	56,800	1,231,424

		5,727,358

Semiconductors & Semiconductor Equipment - 3.3%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,440,223
Trina Solar Ltd. - ADR (Cayman Islands)*	115,000	731,400
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	220,000	611,600

		2,783,223

Total Information Technology		8,510,581

Materials - 4.1%
Chemicals - 0.8%
Yingde Gases (Hong Kong)[1]	750,000	686,423

Construction Materials - 3.3%
Asia Cement Corp. (Taiwan)[1]	1,136,000	1,438,017
Taiwan Cement Corp. (Taiwan)[1]	1,114,000	1,332,286

		2,770,303

Total Materials		3,456,726

Telecommunication Services - 3.8%
Wireless Telecommunication Services - 3.8%
DiGi.com Berhad (Malaysia)[1]	690,000	926,667
MTN Group Ltd. (South Africa)[1]	76,000	1,316,071
SK Telecom Co. Ltd. (South Korea)[1]	9,000	984,907

Total Telecommunication Services		3,227,645

TOTAL COMMON STOCKS
(Identified Cost $70,752,620)		73,908,106

The accompanying notes are an integral part of the financial statements.

5

Emerging Markets Series

Investment Portfolio - June 30, 2012

(unaudited)

	SHARES	VALUE (NOTE 2)
MUTUAL FUNDS - 5.3%

iShares S&P India Nifty 50 Index Fund	104,000	$2,275,520
PowerShares India Portfolio	128,000	2,216,960

TOTAL MUTUAL FUNDS
(Identified Cost $4,613,804)		4,492,480

SHORT-TERM INVESTMENTS - 7.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.09%,
(Identified Cost $6,191,615)	6,191,615	6,191,615

TOTAL INVESTMENTS - 100.3%
(Identified Cost $81,558,039)		84,592,201
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(228,055)

NET ASSETS - 100%		$84,364,146

ADR - American Depository Receipt

GDR - Global Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil 16.4%; India 15.0%; South Korea 13.2%.

The accompanying notes are an integral part of the financial statements.

6

Emerging Markets Series

Statement of Assets & Liabilities

June 30, 2012 (unaudited)

ASSETS:

Investments, at value (identified cost $81,558,039) (Note 2)	$84,592,201
Foreign currency (identified cost $79,353)	79,402
Receivable for fund shares sold	41,517
Dividends receivable	4,488

TOTAL ASSETS	84,717,608

LIABILITIES:

Accrued foreign capital gains tax (Note 2)	161,119
Accrued management fees (Note 3)	67,196
Accrued fund accounting and administration fees (Note 3)	9,983
Accrued transfer agent fees (Note 3)	9,513
Accrued directors’ fees (Note 3)	3,168
Accrued Chief Compliance Officer service fees (Note 3)	152
Payable for fund shares repurchased	56,889
Audit fees payable	31,645
Other payables and accrued expenses	13,797

TOTAL LIABILITIES	353,462

TOTAL NET ASSETS	$84,364,146

NET ASSETS CONSIST OF:

Capital stock	$79,856
Additional paid-in-capital	79,761,503
Undistributed net investment income	198,900
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,450,862
Net unrealized appreciation on investments (net of foreign capital gains tax of $161,119), foreign currency and translation of other assets and liabilities	2,873,025

TOTAL NET ASSETS	$84,364,146

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($84,364,146/7,985,635 shares)	$10.56

The accompanying notes are an integral part of the financial statements.

7

Emerging Markets Series

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $85,176)	$882,819

EXPENSES:

Management fees (Note 3)	427,866
Fund accounting and administration fees (Note 3)	20,108
Transfer agent fees (Note 3)	8,551
Directors’ fees (Note 3)	1,483
Chief Compliance Officer service fees (Note 3)	1,244
Custodian fees	17,984
Miscellaneous	28,845

Total Expenses	506,081

NET INVESTMENT INCOME	376,738

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	1,482,172
Foreign currency and translation of other assets and liabilities	(31,310)

1,450,862

Net change in unrealized appreciation (depreciation) on-
Investments (net of change in accrued foreign capital gains tax of ($161,119))	3,841,164
Foreign currency and translation of other assets and liabilities	75

3,841,239

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	5,292,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,668,839

The accompanying notes are an integral part of the financial statements.

8

Emerging Markets Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE PERIOD 11/16/11[1] TO 12/31/11
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$376,738	$82,242
Net realized gain (loss) on investments and foreign currency	1,450,862	(177,838)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,841,239	(968,214)

Net increase (decrease) from operations	5,668,839	(1,063,810)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(100,029)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	580,896	79,278,250

Net increase in net assets	6,249,735	78,114,411

NET ASSETS:

Beginning of period	78,114,411	—

End of period (including undistributed net investment income of $198,900 and distributions in excess of net investment income of $177,838, respectively)	$84,364,146	$78,114,411

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

9

Emerging Markets Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/2012 (UNAUDITED)	FOR THE PERIOD 11/16/11[1] TO 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.85	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.66	(0.15)

Total from investment operations	0.71	(0.14)

Less distributions to shareholders:
From net investment income	—	(0.01)

Net asset value - End of period	$10.56	$9.85

Net assets - End of period (000’s omitted)	$84,364	$78,114

Total return[3]	7.32%	(1.37%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*[4]	1.18%	1.20%
Net investment income[4]	0.88%	0.86%
Portfolio turnover	19%	0%

*For certain periods presented, the investment advisor did not impose all or a portion of its management fees and/or other fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	0.95%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Emerging Markets Series

Notes to Financial Statements

(unaudited)

1.	Organization

Emerging Markets Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of emerging market companies.

The Fund’s Advisor is Manning and Napier Advisors, LLC (“The Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2012, 9.8 billion shares have been designated in total among 41 series, of which 100 million have been designated as Emerging Markets Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

11

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$10,339,357	$1,988,290	$8,351,067	$—
Consumer Staples	10,158,288	8,080,182	2,078,106	—
Energy	3,984,881	3,138,281	846,600	—
Financials	8,755,540	4,293,191	4,462,349	—
Health Care	13,715,749	3,855,325	9,860,424	—
Industrials	11,759,339	4,209,685	7,549,654	—
Information Technology	8,510,581	3,193,549	5,317,032	—
Materials	3,456,726	—	3,456,726	—
Telecommunication Services	3,227,645	—	3,227,645	—
Mutual funds	10,684,095	10,684,095	—	—

Total assets	$84,592,201	$39,442,598	$45,149,603	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2012.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

12

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. As of June 30, 2012, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2012, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

13

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2013, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2012. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $19,020,991 and $14,601,319, respectively. There were no purchases or sales of U.S. Government securities.

14

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Emerging Markets Series were:

	FOR THE SIX MONTHS ENDED 6/30/12		FOR THE PERIOD 11/16/11 (COMMENCEMENT OF OPERATIONS) TO 12/31/11
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	400,608	$4,296,125	8,116,595	$81,114,177
Reinvested	—	—	10,010	96,995
Repurchased	(343,983)	(3,715,229)	(197,595)	(1,932,922)

Total	56,625	$580,896	7,929,010	$79,278,250

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2012.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period ended December 31, 2011 was as follows:

Ordinary income     $100,029

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules including the unlimited carryover of future capital losses, which will retain their character as short-term and/or long-term losses.

15

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$81,558,039
Unrealized appreciation	5,832,693
Unrealized depreciation	(2,798,531)

Net unrealized appreciation	$3,034,162

16

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17

Emerging Markets Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNEMS-6/12-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a) See Investment Portfolios under Item 1 on this Form N-CSR.

(b) Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 29, 2012

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

August 29, 2012